UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-05010
                              THE HUNTINGTON FUNDS
               (Exact name of registrant as specified in charter)
            5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7010
               (Address of principal executive offices) (Zip code)
                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)

                                   Copies to:
             David C. Mahaffey, Esq., and Christine S. Boehme, Esq.
                              Sullivan & Worcester
                               1666 K Street, N.W.
                              Washington, DC 20006

       Registrant's telephone number, including area code: 1-800-544-8347

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

Item 1. Portfolio of Investments.


Huntington Florida Tax-Free Money Fund
Portfolio of Investments                                  September 30, 2004
(Unaudited)



        Principal  Security
    Amount or SharesDescription                                                    Value

Municipal Bonds  (95.7%):
Florida  (93.8%):
         $470,000  Boynton Beach, FL, Public Service                   $          470,314
                   Tax Revenue,  (MBIA Ins), 2.000%,
                   11/1/04
          445,000  Brevard County, FL, Utility                                    451,941
                   Revenue, (FGIC Ins), 5.000%,
                   3/1/05
        1,250,000  Broward County, FL, Housing                                  1,249,999
                   Finance Authority Multifamily
                   Revenue, (FNMA Ins), 1.700%,
                   5/15/27 **
        1,000,000  Broward County, FL, Housing                                  1,000,000
                   Finance Authority Multifamily
                   Revenue, (LOC- Bank One, Michigan),
                    1.710%, 11/1/07 **
          100,000  Broward County, FL, Housing                                    100,000
                   Finance Authority Multifamily
                   Revenue, (LOC-Bank One), 1.710%,
                   11/1/05 **
        1,000,000  Broward County, FL, Housing                                  1,000,000
                   Financial Authority, (FHLMC Ins),
                   1.710%, 9/1/26 **
          150,000  Broward County, FL, School Board,                              150,388
                   Certificate Participation Refunding,
                   Series A, (AMBAC Ins), 2.000%,
                   7/1/05
          300,000  Clay County, FL, Housing Finance                               300,000
                   Authority Multifamily Refunding
                   Revenue, Series B, (Freddie Mac Ins),
                    1.700%, 11/1/14 **
          900,000  Clay County, FL, Housing Finance                               900,000
                   Authority Multifamily Revenue,
                   (Freddie Mac Ins), 1.700%, 11/1/14**
          385,000  Daytona Beach, FL, Public                                      389,574
                   Improvements, (FGIC Ins), 3.000%,
                   7/1/05
          500,000  Duval County, FL, Housing Finance                              500,000
                   Authority Multifamily Refunding
                   Revenue, (Freddie Mac Ins), 1.700%,
                   10/1/32 **
        1,200,000  Duval County, FL, Housing Finance                            1,200,000
                   Authority Multifamily Revenue,
                   (Freddie Mac Ins), 1.700%, 12/1/32**
        1,250,000  Florida Housing Financial Corp.,                             1,249,999
                   Multifamily Revenue, Victoria Park,
                   (FNMA Ins), 1.700%, 10/15/32 **
          540,000  Florida State Board of Education,                              542,218
                   Series A, (MBIA Ins), 3.000%, 1/1/05
          170,000  Florida State Board of Education,                              176,697
                   Series B, G.O., 5.875%, 6/1/25
          100,000  Florida Water Pollution Control                                100,676
                   Funding Corporate Revenue, 3.500%,
                   1/15/05
          350,000  Fort Lauderdale, FL, Crest Prep                                350,000
                   School Project Revenue, (FSA Ins),
                   1.700%, 6/1/32 **
          400,000  Halifax, FL, Health Care Facilities                            400,000
                   Revenue, (LOC-Bank of America
                   N.A.), 1.710%, 12/1/13 **
          850,000  Hernando County, FL, Capital                                   852,681
                   Revenue, (MBIA Ins), 2.000%,
                   2/1/05
        1,000,000  Hollywood, FL, Water & Sewage                                1,000,000
                   Refunding Revenue, (FSA Ins),
                   2.000%, 10/1/04
          400,000  Jacksonville, FL, Electric Authority                           400,000
                   Revenue, Series B, (LOC-Bank of
                   America), 1.720%, 10/1/30 **
          300,000  Jacksonville, FL, Health Facilities                            300,000
                   Authority Revenue, (MBIA Ins),
                   1.650%, 8/15/19 **
          300,000  Jacksonville, FL, Health Facilities                            300,000
                   Authority Revenue, Genesis
                   Rehabilitation Hospital, (LOC-Bank of
                   America), 1.760%, 5/1/21 **
          750,000  Jea, FL, Saint John's River Power                              750,000
                   Refunding Revenue, Issue 2, Series
                   18, 4.000%, 10/1/04
          615,000  Manatee County, FL, Public                                     618,680
                   Improvements Revenue, (FGIC Ins),
                   2.000%, 10/1/05
          100,000  Marion County, FL, Utility System                              100,149
                   Revenue, (MBIA Ins), 2.000%,
                   12/1/04
          800,000  Orange County, FL, Health Facilities                           800,000
                    Authority Revenue, (LOC-Suntrust
                   Bank), 1.700%, 11/15/14 **
          800,000  Orange County, FL, School Board                                800,000
                   Certificate Participation, Series B,
                   (AMBAC Ins), 1.730%, 8/1/25 **
          215,000  Orange County, FL, Tourist                                     219,300
                   Development Tax Revenue, Series B,
                    (MBIA Ins), 6.000%, 10/1/24
          800,000  Orlando, FL, Utilities, Water &                                800,000
                   Electric Revenue, Series B,
                   (LOC-Suntrust Bank), 1.690%, 10/1/22**
        1,000,000  Palm Beach County, FL, Educational                           1,000,000
                    Facility Authority Revenue,
                   (LOC-Bank of America), 1.750%,
                   12/1/31 **
          100,000  Palm Beach County, FL, Refunding,                              100,480
                    G.O., 4.000%, 12/1/04
          200,000  Palm Beach County, FL, Revenue,                                200,000
                   (LOC-Northern Trust Company),
                   1.670%, 5/1/25 **
        1,000,000  Palm Beach County, FL, Revenue,                              1,000,000
                   (LOC-Northern Trust Company),
                   1.670%, 3/1/30 **
          700,000  Palm Beach County, FL, Revenue,                                700,000
                   Henry Morrison Flagler Project,
                   (LOC-Northern Trust Company),
                   1.710%, 11/1/36 **
          915,000  Pinellas County, FL, Education                                 915,000
                   Facilities Authority Revenue,
                   (LOC-Suntrust Bank), 1.710%, 7/1/20**
          700,000  Pinellas County, FL, Health                                    700,000
                   Facilities Authority Refunding
                   Revenue, (AMBAC Ins), 1.770%,
                   12/1/15 **
          100,000  Polk County, FL, School Board,                                 100,223
                   Certificate Participation, (FSA Ins),
                   2.000%, 1/1/05
          925,000  Sarasota County, FL, Hospital                                  925,000
                   Improvements Revenue, Series A,
                   (AMBAC Ins), 1.800%, 7/1/37 **
          225,000  Seminole County, FL, Solid Waste                               225,000
                   Disposal Systems Refunding
                   Revenue, (FSA Ins), 2.000%,
                   10/1/04
          500,000  Tampa, FL, Occupational License                                500,000
                   Tax Refunding Revenue, Series C,
                   (FGIC Ins), 1.680%, 10/1/27 **
          500,000  University of South Florida,                                   500,000
                   Certificate Participation, 1.630%,
                   1/1/29 **
          300,000  University of South Florida,                                   300,000
                                                                                  -------
                   Interdisciplinary, Series A, 1.510%,
                   8/1/34 **
                                                                               24,638,319
Ohio  (1.9%):
          500,000  Mason, OH, Sewer System                                        500,701
                                                                                  -------
                   Revenue, (MBIA Ins), 2.000%,
                   12/1/04
Total Municipal Bonds (Cost $25,139,020)                                       25,139,020
                                                                               ----------

Cash Equivalent  (4.1%):
        1,067,062  Fidelity Institutional Tax-Exempt                            1,067,062
                                                                                ---------
                   Fund
Total Cash Equivalent (Cost $1,067,062)                                         1,067,062
                                                                                ---------



Total Investments (Cost $26,206,082) (a)   -   99.8%                           26,206,082
Other assets in excess of liabilities   -   0.2%                                   48,845

NET ASSETS   -   100.0%                                                $       26,254,927
                                                                               ==========


------------

(a) Aggregate cost for federal income tax purposes is substantially the same. See Notes to Portfolio of Investments.






Huntington Money Market Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)



        Principal  Security
    Amount or SharesDescription                                                    Value
U.S. Government Agencies  (93.9%):
Federal Farm Credit Bank  (15.2%):
      $10,000,000  1.720%, 10/22/04                                    $        9,989,967
       15,000,000  1.580%, 10/27/04                                            14,982,883
       20,000,000  1.700%, 11/9/04                                             19,963,167
       10,000,000  1.620%, 11/18/04                                             9,978,400
       15,000,000  1.630%, 11/22/04                                            14,964,683
       15,000,000  1.780%, 12/15/04                                            14,944,375
       15,000,000  1.870%, 1/3/05                                              14,926,758
                                                                               ----------
                                                                               99,750,233
Federal Home Loan Bank  (21.3%):
       15,000,000  1.450%, 10/5/04                                             14,997,583
       10,000,000  1.140%, 10/6/04                                              9,998,417
       20,000,000  1.670%, 10/8/04                                             19,993,505
       15,000,000  1.470%, 10/15/04                                            14,991,425
       10,000,000  1.700%, 10/22/04                                             9,990,083
       15,000,000  1.580%, 10/29/04                                            14,981,567
       10,000,000  1.560%, 11/15/04                                             9,980,500
       15,000,000  1.600%, 11/19/04                                            14,967,333
       15,000,000  1.730%, 11/24/04                                            14,961,075
       15,000,000  1.710%, 12/3/04                                             14,955,113
                                                                               ----------
                                                                              139,816,601
Federal Home Loan Mortgage Corporation  (28.2%):
       15,000,000  1.460%, 10/12/04                                            14,993,308
       15,000,000  1.570%, 10/18/04                                            14,988,879
       10,000,000  1.590%, 10/26/04                                             9,988,958
       15,000,000  1.600%, 11/16/04                                            14,969,333
       15,000,000  1.700%, 11/23/04                                            14,962,458
       15,000,000  1.740%, 12/7/04                                             14,951,425
       15,000,000  1.680%, 12/15/04                                            14,947,500
       20,000,000  1.850%, 12/17/04                                            19,920,861
       35,000,000  1.540%-1.710%, 10/19/04                                     34,971,351
       30,000,000  1.580%-1.600%, 10/25/04                                     29,968,201
                                                                               ----------
                                                                              184,662,274
Federal National Mortgage Association  (25.4%):
       15,000,000  1.550%, 10/1/04                                             15,000,000
       15,000,000  1.540%, 10/4/04                                             14,998,075
       15,000,000  1.460%, 10/6/04                                             14,996,958
       15,000,000  1.480%, 10/13/04                                            14,992,600
       15,000,000  1.680%, 10/20/04                                            14,986,700
       15,000,000  1.580%, 11/3/04                                             14,978,275
       16,300,000  1.630%, 11/10/04                                            16,270,479
       15,000,000  1.610%, 11/17/04                                            14,968,471
       15,000,000  1.660%, 11/24/04                                            14,962,650
       15,000,000  1.740%, 12/8/04                                             14,950,700
       15,000,000  1.730%, 12/13/04                                            14,948,900
                                                                               ----------
                                                                              166,053,808
Student Loan Marketing Association  (3.8%):
       15,000,000  1.811%, 10/21/04 **                                         15,000,000
       10,000,000  1.741%, 11/18/04 **                                         10,000,000
                                                                               ----------
                                                                               25,000,000
Total U.S. Government Agencies (Cost $615,282,916)                            615,282,916
                                                                              -----------

Repurchase Agreement  (5.4%):
       35,486,400  J.P. Morgan Chase & Co., 1.770%,                            35,486,400
                                                                               ----------
                   dated 9/30/04, due 10/1/04 (Fully
                   collateralized by U.S. Treasury
                   securities)
Total Repurchase Agreement (Cost $35,486,400)                                  35,486,400
                                                                               ----------

Cash Equivalent  (0.8%):
        5,000,000  Meeder Institutional Money Market                            5,000,000
                                                                                ---------
                   Fund
Total Cash Equivalent (Cost $5,000,000)                                         5,000,000
                                                                                ---------



Total Investments (Cost $655,769,316) (a)   -   100.1%                        655,769,316
Liabilities in excess of other assets   -   (0.1)%                              (823,052)

NET ASSETS   -   100.0%                                                $      654,946,264
                                                                              ===========


------------
(a) Aggregate cost for federal income tax purposes is substantially the same. See Notes to Portfolio of Investments.




Huntington Ohio Municipal Money Market Fund
Portfolio of Investments                                September 30, 2004
(Unaudited)



        Principal    Security
   Amount or Shares  Description                                                    Value
Municipal Bonds  (95.9%):
Ohio  (95.9%):
       $2,500,000  Akron, Bath, OH, Hospital District                  $        2,500,000
                   Revenue, 1.710%, 11/1/34 **
        1,280,000  Ashland, OH, G.O. BAN, 2.000%,                               1,282,859
                   5/26/05
        1,145,000  Butler County, OH, G.O., BAN,                                1,145,000
                   1.120%, 10/14/04
          900,000  Butler County, OH, Hospital                                    900,000
                   Facilities Revenue, (Middletown
                   Regional Hospital), (LOC - Bank One
                   N.A.), 1.720%, 11/1/10 **
        2,900,000  Cincinnati & Hamilton County, OH,                            2,900,000
                   Port Authority, Revenue, (Kenwood
                   Office Assoc. Project), (LOC-Fifth
                   Third Bank), 1.770%, 9/1/25 **
        1,750,000  Cincinnati, OH, G.O. BAN, 2.500%,                            1,764,561
                   9/9/05
          120,000  Cincinnati, OH, G.O., BAN, 5.375%,                             120,838
                   12/1/04
          500,000  Clark County, OH, G.O., BAN,                                   500,158
                   1.440%, 11/19/04
        3,000,000  Cleveland, OH, Waterworks                                    3,000,000
                   Revenue, (FGIC Ins), 1.700%, 1/1/33**
        4,000,000  Columbus, OH, Sewer, Refunding                               4,000,000
                   Revenue, 1.700%, 6/1/11 **
          135,000  Cuyahoga County, OH, Public                                    135,847
                   Improvements, G.O., 5.000%,
                   12/1/04
          675,000  Dayton SD G.O, 2.375%, 8/24/05                                 679,312
          715,000  Dayton, OH, City School District,                              716,051
                   Series D, G.O., (FGIC Ins), 2.000%,
                   12/1/04
          220,000  Dover, OH, Waterworks Systems                                  220,298
                   Refunding Revenue, (FSA Ins),
                   2.000%, 12/1/04
        2,000,000  Eastlake, OH, G.O., BAN, 2.500%,                             2,002,497
                   12/2/04
        2,450,000  Erie County, OH, G.O., BAN,                                  2,451,192
                   2.000%, 10/21/04
        3,000,000  Franklin County OH Hospital                                  3,000,000
                   Revenue, (U.S. Health Corp.), Series
                   A, 1.010%, 12/1/21 **
        1,080,000  Franklin County, OH, Hospital                                1,080,000
                   Revenue, 1.680%, 12/1/20 **
        4,005,000  Franklin County, OH, Hospital                                4,005,000
                   Revenue, (Doctors Ohio Health),
                   Series B, (LOC-National City Bank),
                   1.690%, 12/1/28 **
        5,200,000  Franklin County, OH, Hospital                                5,200,001
                   Revenue, (Holy Cross Health
                   Systems), 1.710%, 6/1/16 **
          500,000  Franklin County, OH, Hospital                                  500,000
                   Revenue, (U.S. Health Corp.), Series
                   C, (LOC - Morgan Guarantee),
                   1.680%, 12/1/11 **
        5,175,000  Franklin County, OH, Hospital, (Ohio                         5,175,000
                    Health Corp.), Refunding Revenue,
                   Series D, (LOC-National City Bank),
                   1.690%, 7/1/29 **
        4,100,000  Franklin County, OH, Industrial                              4,100,000
                   Development Revenue, (LOC-Bank
                   One), 1.150%, 11/1/14 **
          300,000  Greene County, OH, G.O., Ban,                                  301,426
                   2.250%, 8/18/05
          425,000  Greene County, OH, Series A, G.O.,                             425,303
                    BAN, 1.330%, 2/25/05
        2,000,000  Hamilton County Hospital Facilities                          2,000,000
                   Revenue, 1.700%, 6/1/27 **
        3,000,000  Hamilton County, OH, Economic                                3,000,000
                   Development Revenue, (LOC-Fifth
                   Third Bank), 1.720%, 11/1/21 **
        4,000,000  Hamilton County, OH, Economic                                4,000,000
                   Development Revenue, (Xavier High
                   School Project) (LOC-Fifth Third
                   Bank), 1.510%, 4/1/28 **
        3,725,000  Hamilton County, OH, Electric                                3,725,000
                   Revenue, Series A, (FSA Ins),
                   1.710%, 10/1/23 **
        5,000,000  Hamilton County, OH, Electric                                5,000,000
                   Revenue, Series B, (FSA Ins),
                   1.710%, 10/1/25 **
        2,000,000  Hamilton County, OH, Hospital                                2,000,000
                   Facilities Revenue, (Health Alliance),
                   Series B, (MBIA Ins), 1.700%, 1/1/18**
        3,330,000  Hamilton County, OH, Hospital                                3,330,000
                   Revenue,  (Health Alliance), Series F,
                    1.700%, 1/1/18 **
        4,855,000  Hamilton County, OH, Hospital                                4,855,000
                   Revenue, Drake Center Inc., Series
                   A, 1.720%, 6/1/19 **
        2,000,000  Hamilton County, OH, Industrial                              2,000,000
                   Development Revenue, 1.400%,
                   10/15/12 **
        3,900,000  Hamilton County, OH, Parking                                 3,900,000
                   Facility Improvements Revenue,
                   (LOC-U.S. Bank), 1.720%, 12/1/26**
        1,100,000  Hamilton, OH, G.O., BAN, 1.400%,                             1,101,058
                   1/28/05
          910,000  Hamilton, OH, G.O., BAN, (Various),                            911,793
                    2.000%, 6/2/05
        3,000,000  Huron County, OH, Hospital                                   3,000,000
                   Facilities Revenue, (Fisher-Titus
                   Medical Center), Series A,
                   (LOC-National City Bank), 1.720%,
                   12/1/27 **
          105,000  Johnstown, OH, G.O., (FSA Ins),                                105,151
                   2.000%, 12/1/04
        2,000,000  Kent State University, OH, Ohio                              2,000,000
                   Universities Revenue, (General
                   Receipts), (MBIA Ins), 1.700%, 5/1/31**
          270,000  Kings, OH, Local School District                               270,379
                   Refunding, G.O., (MBIA Ins), 2.000%,
                    12/1/04
          500,000  Lake County, OH, Sewer                                         501,708
                   Improvements, G.O., BAN, 2.000%,
                   5/19/05
          885,000  Lake County, OH, Utility                                       886,996
                   Improvements, G.O., BAN, 1.750%,
                   3/17/05
          100,000  Mahoning County, OH, Sewer                                     101,749
                   Improvements, G.O., BAN, 5.700%,
                   12/1/07
        1,000,000  Marysville, OH, Public                                       1,001,720
                   Improvements, G.O., 2.000%,
                   3/9/05
          750,000  Mason City , OH, School District,                              752,407
                   G.O., BAN, 2.000%, 2/10/05
          700,000  Mason, OH, 3.000%, 6/30/05                                     706,664
          860,000  Mason, OH, Sewer System                                        861,206
                   Revenue, (MBIA Ins), 2.000%,
                   12/1/04
        1,450,000  Montgomery County, OH, Health                                1,450,000
                   Services, Miami Valley Hospital
                   Revenue, Series A (LOC-National
                   City Bank), 1.720%, 11/15/22 **
        1,052,000  Northwestern, OH, Water & Sewer                              1,052,405
                   Improvements, Special Assessment,
                   BAN, 1.560%, 11/1/04
        1,076,000  Oakwood, OH, G.O., BAN, 1.600%,                              1,076,400
                   12/9/04
        1,650,000  Ohio State Air Quality Development                           1,650,000
                   Authority Revenue, (Ohio Edison
                   Project), Series A, 1.700%, 2/1/14 **
          300,000  Ohio State Building Authority State                            300,000
                   Correctional Facilities Refunding
                   Revenue, Series A, 4.650%, 10/1/04
        1,000,000  Ohio State Building Authority State                          1,000,000
                   Correctional Facilities Refunding
                   Revenue, Series A, (AMBAC Ins),
                   4.650%, 10/1/04
          100,000  Ohio State Elementary & Secondary                              100,645
                   Education Capital Facilities Revenue,
                   Series B, (FSA Ins), 5.000%, 12/1/04
          500,000  Ohio State Higher Education                                    500,000
                   Facilities, 1.720%, 2/1/29 **
        2,100,000  Ohio State Higher Education                                  2,100,000
                   Facilities Revenue, (John Carroll
                   University), (LOC-Allied Irish Bank
                   PLC), 1.710%, 11/15/31 **
        3,750,000  Ohio State Higher Education                                  3,750,000
                   Facilities Revenue, (Xavier
                   University),  (LOC-Fifth Third Bank),
                   1.690%, 11/1/30 **
        1,900,000  Ohio State Higher Education                                  1,900,000
                   Facilities, (LOC - Fifth Third Bank),
                   1.700%, 9/1/27 **
        3,150,000  Ohio State Higher Educational                                3,150,000
                   Facilities Common Revenue, (John
                   Carroll), Series B, (LOC-Allied Irish
                   Bank PLC), 1.710%, 2/1/32 **
          500,000  Ohio State Highway Capital                                     509,267
                   Improvements, G.O., Series E,
                   4.750%, 5/1/05
        2,600,000  Ohio State University General                                2,600,000
                   Receipts Revenue, (Various), 1.650%,
                   12/1/17 **
        1,000,000  Ohio State University General                                1,000,000
                   Receipts Revenue, (Various), 1.510%,
                    12/1/21 **
        3,060,000  Ohio State University General                                3,060,000
                   Receipts Revenue, (Various), 1.650%,
                    12/1/27 **
        2,400,000  Ohio State University General                                2,400,000
                   Receipts Revenue, (Various), 1.510%,
                    12/1/31 **
          100,000  Ohio State University, Public                                  105,845
                   Improvements, G.O., 6.150%,
                   8/1/10
          400,000  Ohio State Water Development                                   400,000
                   Authority Revenue, (Various) (MBIA
                   Ins), 1.680%, 12/1/18 **
          400,000  Pickerington, OH, BAN, 1.500%,                                 400,079
                   10/22/04
          975,000  Pickerington, OH, Water & Sewer                                975,000
                   Improvements, G.O., BAN, 1.750%,
                   5/19/05
          495,000  Pierce Township, OH, Tax Allocation                            495,206
                   Refunding Revenue, 2.000%,
                   11/1/04
          500,000  Richland County OH, 2.150%,                                    501,685
                   8/10/05
        2,500,000  Richland County, OH, G.O.,                                   2,501,843
                   1.510%, 12/16/04
          225,000  Sandusky County, OH, G.O. BAN,                                 225,000
                   1.200%, 12/2/04
        1,495,000  Scioto County Hospital Revenue,                              1,495,000
                   VHA Center Inc., Capital Assets,
                   Series D, 1.680%, 12/1/25 **
        4,275,000  Scioto County Hospital Revenue,                              4,275,000
                   VHA Center Inc., Capital Assets,
                   Series G, 1.680%, 12/1/25 **
        1,575,000  Scioto County, OH, Hospital                                  1,575,000
                   Revenue, (VHA Center), Series B,
                   (AMBAC Ins), 1.680%, 12/1/25 **
        1,075,000  Scioto County, OH, Hospital                                  1,075,000
                   Revenue, Series F, (AMBAC Ins),
                   1.680%, 12/1/25 **
        1,500,000  Solon, OH, G.O., BAN, 2.000%,                                1,502,430
                   12/9/04
          160,000  Solon, OH, School District, G.O.,                              160,216
                   2.000%, 12/1/04
        4,650,000  Trumbull County, OH, Health Care                             4,650,000
                   Revenue, (Non Profit Corp.), (Radian
                   Ins), 1.800%, 10/1/31 **
        2,000,000  Warren County, OH, Health Care                               2,000,000
                   Facilities Refunding Revenue, Series
                   A, (LOC-Fifth Third Bank), 1.650%,
                   7/1/21 **
        4,600,000  Washington County, OH, Hospital                              4,600,000
                   Facilities Revenue, 1.510%, 12/1/33
                   **
          170,000  Wilmington Ohio, G.O., BAN,                                    170,493
                   2.200%, 5/2/05
          365,000  Wilmington Ohio, G.O., BAN,                                    366,069
                   2.100%, 9/30/05
          450,000  Wilmington, OH, G.O., BAN,                                     450,000
                   1.530%, 10/1/04
        5,000,000  Youngstown, OH, City School                                  5,016,157
                                                                                ---------
                   District, 2.000%, 3/9/05
                                                                              154,654,914
Total Municipal Bonds (Cost $154,654,914)                                     154,654,914
                                                                              -----------

Commercial Paper  (4.7%):
Ohio  (4.7%):
        1,500,000  Cuyahoga County, OH, Cleveland                               1,500,000
                   Clinic, 1.130%, 11/2/04
        4,000,000  Ohio State University, 1.170%,                               4,000,000
                   10/18/04
        2,000,000  Ohio State University, Series                                2,000,000
                                                                                ---------
                   2003-E, 1.300%, 11/9/04
                                                                                7,500,000
Total Commercial Paper (Cost $7,500,000)                                        7,500,000
                                                                                ---------

Cash Equivalent  (0.7%):
        1,140,192  Fidelity Institutional Tax-Exempt                            1,140,192
                                                                                ---------
                   Fund
Total Cash Equivalent (Cost $1,140,192)                                         1,140,192
                                                                                ---------



Total Investments (Cost $163,295,106) (a)   -   101.3%                        163,295,106
Liabilities in excess of other assets   -   (1.3)%                            (2,040,567)

NET ASSETS   -   100.0%                                                $      161,254,539
                                                                              ===========


------------

(a) Aggregate cost for federal income tax purposes is substantially the same. See Notes to Portfolio of Investments.






Huntington U.S. Treasury Money Market Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)



        Principal  Security
         Amount   Description                                                      Value

U.S. Treasury Bills  (53.7%):
      $20,000,000  1.530%,
10/28/04
$      19,977,050
       30,000,000  1.430%, 11/12/04                                            29,949,950
       30,000,000  1.280%-1.510%, 10/21/04                                     29,976,792
       30,000,000  1.290%-1.330%, 10/7/04                                      29,993,463
       40,000,000  1.330%-1.540%, 10/14/04                                     39,979,293
       30,000,000  1.370%-1.410%, 11/4/04                                      29,960,617
       30,000,000  1.430%-1.470%, 11/18/04                                     29,942,000
       30,000,000  1.480%-1.590%, 12/2/04                                      29,920,692
       30,000,000  1.490%-1.520%, 11/26/04                                     29,929,767
       25,000,000  1.510%-1.610%, 12/16/04                                     24,917,033
       25,000,000  1.600%-1.620%, 12/9/04                                      24,922,950
       35,000,000  1.600%-1.670%, 12/23/04                                     34,867,142
                                                                               ----------
Total U.S. Treasury Bills (Cost $354,336,749)                                 354,336,749
                                                                              -----------

Repurchase Agreements  (48.7%):
       30,000,000  Bear Stearns, 1.670%, dated                                 30,000,000
                   9/30/04, due 10/1/04, (Fully
                   collateralized by U.S. Treasury
                   securities)
       40,000,000  Credit Suisse First Boston, 1.650%,                         40,000,000
                   dated 9/28/04, due 10/1/04, (Fully
                   collateralized by U.S. Treasury
                   securities)
       30,000,000  Goldman Sachs, 1.570%, dated                                30,000,000
                   9/30/04, due 10/1/04, (Fully
                   collateralized by U.S. Treasury
                   securities)
       20,000,000  Goldman Sachs, 1.680%, dated                                20,000,000
                   9/29/04, due 10/5/04, (Fully
                   collateralized by U.S. Treasury
                   securities)
       50,000,000  Morgan Stanley Dean Witter & Co., 1.600%,                   50,000,000
                   dated 9/30/04, due 10/1/04 (Fully
                   collateralized by U.S. Treasury
                   securities)
       51,732,600  Morgan Stanley Dean Witter & Co., 1.670%,                   51,732,600
                   dated 9/30/04, due 10/1/04 (Fully
                   collateralized by U.S. Treasury
                   securities)
       10,000,000  J.P. Morgan Chase, 1.550%, dated                            10,000,000
                   9/30/04, due 10/1/04, (Fully
                   collateralized by U.S. Treasury
                   securities)
       10,000,000  J.P. Morgan Chase, 1.630%, dated                            10,000,000
                   9/30/04, due 10/1/04, (Fully
                   collateralized by U.S. Treasury
                   securities)
       50,000,000  Merrill Lynch, 1.600%, dated                                50,000,000
                   9/30/04, due 10/1/04, (Fully
                   collateralized by U.S. Treasury
                   securities)
       30,000,000  Salomon Smith Barney, 1.700%,                               30,000,000
                                                                               ----------
                   dated 9/30/04, due 10/7/04, (Fully
                   collateralized by U.S. Treasury
                   securities)
Total Repurchase Agreements (Cost $321,732,600)                               321,732,600
                                                                              -----------



Total Investments (Cost $676,069,349) (a)   -   102.4%                        676,069,349
Liabilities in excess of other assets   -   (2.4)%                           (15,625,625)

NET ASSETS   -   100.0%                                                $      660,443,724
                                                                              ===========


------------

(a) Aggregate cost for federal income tax purposes is substantially the same. See Notes to Portfolio of Investments.








Huntington Dividend Capture Fund
Portfolio of Investments                                  September 30, 2004
(Unaudited)




        Shares or     Security
    Principal Amount  Description                                                    Value
Common Stocks  (54.0%):
Aerospace/Defense  (0.4%):
            7,000  Northrop Grumman Corp.                              $          373,310
                                                                                  -------
Auto/Truck Parts & Equipment  (1.6%):
           36,000  General Motors Corp.                                         1,529,280
                                                                                ---------
Banks  (6.0%):
           18,000  Bank of America Corp.                                          779,940
           33,000  Citigroup, Inc.                                              1,455,960
           28,500  J.P. Morgan Chase & Co.                                      1,132,305
           13,500  SunTrust Banks, Inc.                                           950,535
           33,000  Wachovia Corp.                                               1,549,350
                                                                                ---------
                                                                                5,868,090
Chemicals  (1.6%):
           24,000  Monsanto Co.                                                   874,080
           16,000  The Dow Chemical Co.                                           722,880
                                                                                  -------
                                                                                1,596,960
Computer Services  (0.4%):
           20,000  Hewlett Packard Co.                                            375,000
                                                                                  -------
Computers  (0.7%):
           25,000  Microsoft Corp.                                                691,250
                                                                                  -------
Consumer Products  (0.9%):
           12,000  Fortune Brands, Inc.                                           889,080
                                                                                  -------
Diversified Operations  (0.5%):
            7,000  Ingersoll Rand Co.                                             475,790
                                                                                  -------
Drugs & Health Care  (1.2%):
           40,000  Bristol-Myers Squibb Co.                                       946,800
            6,000  Merck & Co., Inc.                                              198,000
                                                                                  -------
                                                                                1,144,800
Electric Utility  (1.9%):
           38,000  Nisource, Inc.                                                 798,380
           34,000  The Southern Co.                                             1,019,320
                                                                                ---------
                                                                                1,817,700
Electrical Components  (1.1%):
           18,000  Cooper Industries Ltd., Class A                              1,062,000
                                                                                ---------
Electronic Components  (0.6%):
           34,000  PerkinElmer, Inc.                                              585,480
                                                                                  -------
Entertainment  (0.7%):
           12,000  Harrah's Entertainment, Inc.                                   635,760
                                                                                  -------
Financial Services  (2.3%):
           23,000  American Capital Strategies Ltd.                               720,820
           24,000  Hartford Financial Services Group,                           1,486,320
                                                                                ---------
                   Inc.
                                                                                2,207,140
Fire, Marine & Casualty Insurance  (1.4%):
                                34,000      Ace Ltd.                            1,362,040
                                                                                ---------
Food & Beverages  (0.9%):
           53,500  Archer-Daniels-Midland Co.                                     908,430
                                                                                  -------
Hotels  (0.6%):
           13,000  Starwood Hotels & Resorts                                      603,460
                                                                                  -------
                   Worldwide, Inc.
Industrial  (0.7%):
           20,000  General Electric Co.                                           671,600
                                                                                  -------
Insurance  (4.2%):
           23,000  Allstate Corp.                                               1,103,770
           45,000  Lincoln National Corp.                                       2,115,000
           25,000  St. Paul Cos., Inc.                                            826,500
                                                                                  -------
                                                                                4,045,270
Machinery  (0.4%):
            5,000  Caterpillar, Inc.                                              402,250
                                                                                  -------
Miscellaneous Business Services  (0.2%):
            5,000  Ryder System, Inc.                                             235,200
                                                                                  -------
Oil Company - Exploration & Production  (1.0%):
           16,500  Kerr-McGee Corp.                                               944,625
                                                                                  -------
Paper & Allied Products  (0.4%):
           11,000  Georgia Pacific Corp.                                          395,450
                                                                                  -------
Petroleum & Petroleum Products  (6.9%):
           28,500  ConocoPhillips                                               2,361,225
           62,000  Exxon Mobil Corp.                                            2,996,460
           33,000  Marathon Oil Corp.                                           1,362,240
                                                                                ---------
                                                                                6,719,925
Railroad Transportation  (1.2%):
           30,000  Burlington Northern Santa Fe Corp.                           1,149,300
                                                                                ---------
Real Estate Investment Trusts  (11.6%):
            8,500  Amli Residential Properties Trust                              259,675
           10,000  Archstone-Smith Trust                                          316,400
           15,000  Arden Realty, Inc.                                             488,700
            3,000  Avalonbay Communities, Inc.                                    180,660
           20,000  Bedford Property Investors, Inc.                               606,800
           19,000  Brandywine Realty Trust                                        541,120
           10,000  Camden Property Trust                                          462,000
           10,000  Capital Automotive Real Estate                                 312,700
                   Investment Trust, Inc.
           16,000  CarrAmerica Realty Corp.                                       523,200
            7,500  CBL & Associates Properties, Inc.                              457,125
           17,000  Colonial Properties Trust                                      683,740
           24,000  Cornerstone Realty Income Trust, Inc.                          234,240
           15,000  Crescent Real Estate Equities Co.                              236,100
           35,000  Equity Inns, Inc.                                              345,800
           35,000  Equity Office Properties Trust                                 953,750
           13,000  Equity Residential Properties Trust                            403,000
            8,500  First Industrial Realty Trust, Inc.                            313,650
           14,000  General Growth Properties                                      434,000
           14,000  Glenborough Realty Trust, Inc.                                 290,780
           12,000  Health Care Real Estate Investment                             422,400
                    Trust, Inc.
           10,000  Kimco Realty Corp.                                             513,000
           15,000  Kramont Realty Trust                                           279,000
            5,000  Mack-Cali Realty Corp.                                         221,500
           16,500  New Plan Excel Realty Trust                                    412,500
            4,500  Public Storage, Inc.                                           222,975
            7,000  Realty Income Corp.                                            315,210
            4,000  Regency Centers Corp.                                          185,960
            9,000  Simon Property Group, Inc.                                     482,670
            4,000  The Macerich Co.                                               213,160
                                                                                  -------
                                                                               11,311,815
Restaurants  (0.6%):
           20,000  McDonald's Corp.                                               560,600
                                                                                  -------
Retail  (1.3%):
           30,000  Limited Brands                                                 668,700
           24,000  May Department Stores Co.                                      615,120
                                                                                  -------
                                                                                1,283,820
Telephone & Telecommunications  (2.3%):
           83,000  Sprint Corp.                                                 1,670,790
           14,000  Verizon Communications, Inc.                                   551,320
                                                                                  -------
                                                                                2,222,110
Travel Services  (0.4%):
           15,000  Sabre Holdings Corp., Class A                                  367,950
                                                                                  -------
Total Common Stocks (Cost $47,409,051)                                         52,435,485
                                                                               ----------

Preferred Stock  (43.2%):
Amusement Parks  (1.5%):
           55,000  The Walt Disney Co., 7.000%                                  1,458,050
                                                                                ---------
Auto-Cars/Light Trucks  (1.1%):
           40,000  General Motors Corp., 7.375%                                 1,025,200
                                                                                ---------
Bank Holding Companies  (0.8%):
            8,000  J.P. Morgan Chase & Co., Series X,                             209,920
                   7.000%
           22,800  Suntrust Capital IV, 7.125%                                    598,728
                                                                                  -------
                                                                                  808,648
Commercial Banks  (6.5%):
           63,900  ASBC Capital I, 7.625%                                       1,712,520
           40,200  Comerica Capital Trust I, 7.600%                             1,047,612
           62,800  Compass Capital, 7.350%                                      1,666,712
           50,000  Fleet Capital Trust VII, 7.200%                              1,312,500
           14,100  Fleet Capital Trust VIII, 7.200%                               371,253
            6,500  Provident Financial Group, Inc.,                               179,985
                                                                                  -------
                   8.375%
                                                                                6,290,582
Department Stores  (0.2%):
            6,900  Sears Roebuck Acceptance,                                      176,295
                                                                                  -------
                   7.000% (d)
Electrical Services  (7.1%):
           65,000  Dominion CNG Capital Trust I,                                1,738,750
                   7.800%
           42,000  Energy East Capital Trust I,                                 1,120,980
                   8.250%
           65,000  Entergy LA, Inc., 7.600%                                     1,736,800
           15,000  FPL Group, Inc., 8.000%                                        839,550
           60,000  Georgia Power Capital, 7.125%                                1,580,400
                                                                                ---------
                                                                                7,016,480
Financial Services  (8.7%):
            7,100  BancWest Capital I, 9.500%                                     193,120
           28,400  Everest Cap Trust 7.850%                                       778,160
           50,000  Hartford Life Capital II, Series B,                          1,318,500
                   7.625%
           35,000  Household Capital Trust V, Series X,                           922,250
                   10.000%
           21,000  Merrill Lynch Capital Trust V, 7.280%                          567,000
           60,000  Morgan Stanley Capital Trust II,                             1,576,800
                   7.250%
           60,000  National Commerce Capital Trust II,                          1,605,600
                   7.700% (d)
           40,900  SLM Corp., 6.000%                                              997,551
           21,100  Wells Fargo Capital Trust IV,                                  550,288
                                                                                  -------
                   7.000%
                                                                                8,509,269
Fire, Marine & Casualty Insurance  (2.9%):
           58,400  Ace Ltd., Series C, 7.800%                                   1,570,960
           45,500  Partnerre Capital Trust I, 7.900%                            1,223,950
                                                                                ---------
                                                                                2,794,910
Gas & Natural Gas  (1.1%):
           20,000  Keyspan Corp., 8.750%                                        1,060,000
                                                                                ---------
Insurance Carriers  (0.2%):
           10,000  Travelers Property Casualty Corp.,                             226,800
                                                                                  -------
                   4.500%
Life/Health Insurance  (5.1%):
           52,600  Aetna, Inc., 8.500%                                          1,415,466
           50,000  Lincoln National Capital V, Series E,                        1,325,000
                    7.650%
           65,000  PLC Capital Trust, 7.250%                                    1,715,350
            6,800  Torchmark Capital Trust I, 7.750%                              183,056
           13,100  Torchmark Capital Trust II, 7.750%                             345,971
                                                                                  -------
                                                                                4,984,843
Personal Credit Institutions  (0.4%):
           15,000  General Electric Capital Corp.,                                381,000
                                                                                  -------
                   6.100%
Property & Casualty Insurance  (0.6%):
           20,000  Chubb Corp., 7.000%                                            566,000
                                                                                  -------
Real Estate Investment Trusts  (3.5%):
           20,000  HRPT Properties Trust, Series A,                               545,600
                   9.875%
           49,600  Prologis Trust, Series F, 6.750%                             1,242,480
           60,000  Public Storage, Series R, 8.000%                             1,585,200
                                                                                ---------
                                                                                3,373,280
Reinsurance  (1.6%):
           57,800  RenaissanceRe Holdings Ltd.,                                 1,528,810
                                                                                ---------
                   Series B, 7.300%
Telecommunication  (0.3%):
           10,000  SBC Communications, Inc.,                                      260,400
                                                                                  -------
                   7.000%
Telephone Communication  (1.6%):
           30,000  Alltel Corp., 7.750%                                         1,552,800
                                                                                ---------
Total Preferred Stock (Cost $41,689,015)                                       42,013,367
                                                                               ----------

Mutual Funds  (2.1%):
Exchange Traded Funds  (2.1%):
           60,000  AMEX Technology SPDR                                         1,147,200
            8,000  SPDR Trust, Series 1                                           894,240
                                                                                  -------
Total Mutual Funds (Cost $1,870,688)                                            2,041,440
                                                                                ---------

Cash Equivalent  (0.6%):
          570,848  Huntington Money Market Fund,                                  570,848
                                                                                  -------
                   Interfund Class *
Total Cash Equivalent (Cost $570,848)                                             570,848
                                                                                  -------

Short-Term Securities Held as Collateral for Securities Lending  (1.2%):
       $1,149,050  Pool of various securities for Huntington                    1,149,050
                                                                                ---------
                   Funds- See Footnote G (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities
Lending (Cost $1,149,050)                                                       1,149,050


Total Investments (Cost $92,688,652) (a): 101.1%                               98,210,190
Liabilities in Excess of Other Assets   -  (1.1)%                             (1,041,550)
                                                                              -----------

NET ASSETS   -   100.0%                                                $       97,168,640
                                                                               ==========
------------


(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $6,366,726
      Unrealized depreciation                          (845,188)

      Net unrealized appreciation
      (depreciation)                                  $5,521,538

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.






Huntington Growth Fund
Portfolio of Investments                                  September 30, 2004
(Unaudited)



       Shares or     Security
    Principal Amount Description                                                    Value
Common Stocks  (95.9%):
Apparel & Textiles  (1.6%):
          100,000  Cintas Corp.                                        $        4,204,000
                                                                                ---------
Banks  (1.4%):
           60,000  Northern Trust Corp.                                         2,448,000
           27,000  State Street Corp.                                           1,153,170
                                                                                ---------
                                                                                3,601,170
Broadcast Services & Programming  (0.7%):
          208,000  Liberty Media Corp., Class A (b)                             1,813,760
                                                                                ---------
Chemicals  (2.7%):
           53,000  Du Pont (E.I.) de Nemours & Co.                              2,268,400
          150,000  Ecolab, Inc. (d)                                             4,716,000
                                                                                ---------
                                                                                6,984,400
Computer Services  (2.4%):
          152,087  Hewlett Packard Co.                                          2,851,631
          140,000  Sungard Data Systems, Inc. (b)                               3,327,800
                                                                                ---------
                                                                                6,179,431
Computers  (8.9%):
           69,000  Cisco Systems, Inc. (b)                                      1,248,900
           75,000  Computer Sciences Corp. (b)                                  3,532,500
           75,000  Dell, Inc. (b)                                               2,670,000
           54,000  International Business Machines                              4,629,960
                   Corp.
          250,000  Microsoft Corp.                                              6,912,500
          352,500  Oracle Corp. (b)                                             3,976,200
                                                                                ---------
                                                                               22,970,060
Containers - Paper/Plastic  (0.7%):
           78,000  Pactiv Corp. (b)                                             1,813,500
                                                                                ---------
Cosmetics/Toiletries  (2.1%):
           75,000  Colgate-Palmolive Co.                                        3,388,500
           38,000  Procter & Gamble Co.                                         2,056,560
                                                                                ---------
                                                                                5,445,060
Drugs & Health Care  (5.7%):
          100,000  Abbott Laboratories                                          4,236,000
           16,000  Amgen, Inc. (b)                                                906,880
           26,000  Merck & Co., Inc.                                              858,000
           45,000  Mylan Laboratories, Inc.                                       810,000
          110,000  Pfizer, Inc.                                                 3,366,000
           63,000  Schering-Plough Corp.                                        1,200,780
           65,000  Wyeth                                                        2,431,000
           13,000  Zimmer Holdings, Inc. (b)                                    1,027,520
                                                                                ---------
                                                                               14,836,180
Electronic Components  (1.2%):
          100,000  Molex, Inc.                                                  2,982,000
                                                                                ---------
Financial Services  (6.6%):
          130,000  American Express Co.                                         6,689,800
          120,000  Franklin Resources, Inc.                                     6,691,200
           72,000  T. Rowe Price Group, Inc.                                    3,667,680
                                                                                ---------
                                                                               17,048,680
Food & Beverages  (3.7%):
           65,000  Anheuser Busch Companies, Inc.                               3,246,750
          100,000  Wm. Wrigley Jr. Co.                                          6,331,000
                                                                                ---------
                                                                                9,577,750
Industrial  (3.5%):
          265,500  General Electric Co.                                         8,915,490
                                                                                ---------
Industrial Conglomerates  (2.5%):
           70,000  Illinois Tool Works, Inc.                                    6,521,900
                                                                                ---------
Instruments - Scientific  (0.9%):
           50,000  Millipore Corp. (b)                                          2,392,500
                                                                                ---------
Insurance  (5.8%):
           93,750  American International Group, Inc.                           6,374,063
               75  Berkshire Hathaway, Inc., Class A (b)                        6,498,750
           52,500  Cincinnati Financial Corp.                                   2,164,050
                                                                                ---------
                                                                               15,036,863
Medical & Medical Services  (9.2%):
           90,000  Baxter International, Inc.                                   2,894,400
           25,000  Biomet, Inc.                                                 1,172,000
           30,000  Henry Schein, Inc. (b)                                       1,869,300
           40,000  Hospira, Inc. (b)                                            1,224,000
           75,000  Invacare Corp.                                               3,450,000
          100,000  Johnson & Johnson                                            5,633,000
           30,000  Medco Health Solutions, Inc. (b)                               927,000
           73,200  Medtronic, Inc.                                              3,799,080
           40,000  Stryker Corp.                                                1,923,200
           35,000  Wright Medical Group, Inc. (b)                                 879,200
                                                                                  -------
                                                                               23,771,180
Metal Processors & Fabricators  (0.2%):
           25,000  Worthington Industries, Inc.                                   533,750
                                                                                  -------
Miscellaneous Business Services  (5.8%):
          300,000  Automatic Data Processing, Inc.                             12,396,000
           75,000  Iron Mountain, Inc. (b)                                      2,538,750
                                                                                ---------
                                                                               14,934,750
Multimedia  (0.4%):
           10,400  Liberty Media International, Inc. (b)                          346,965
           50,000  Time Warner, Inc. (b)                                          807,000
                                                                                  -------
                                                                                1,153,965
Office Supplies  (3.2%):
          125,000  Avery Dennison Corp.                                         8,222,500
                                                                                ---------
Petroleum & Petroleum Products  (4.2%):
          165,000  Anadarko Petroleum Corp.                                    10,949,400
                                                                               ----------
Printing & Publishing  (2.2%):
           65,300  Media General, Inc., Class A                                 3,653,535
           60,000  Viacom, Inc., Class B                                        2,013,600
                                                                                ---------
                                                                                5,667,135
Retail  (9.7%):
          240,000  Home Depot, Inc.                                             9,408,000
          132,000  Kohl's Corp. (b)                                             6,361,080
          248,600  Walgreen Co.                                                 8,907,338
                                                                                ---------
                                                                               24,676,418
Semi-Conductors/Instruments  (1.8%):
          100,000  Analog Devices, Inc.                                         3,878,000
           41,500  Texas Instruments, Inc.                                        883,120
                                                                                  -------
                                                                                4,761,120
Technology  (1.1%):
          136,000  Intel Corp.                                                  2,728,160
                                                                                ---------
Telephone & Telecommunications  (2.1%):
           90,000  Qualcomm, Inc.                                               3,513,600
           82,500  Vodafone Group PLC ADR                                       1,989,075
                                                                                ---------
                                                                                5,502,675
Transport - Marine  (1.0%):
           52,000  Carnival Corp.                                               2,459,080
                                                                                ---------
Wholesale Distribution  (4.6%):
          398,600  SYSCO Corp.                                                 11,926,112
                                                                               ----------
Total Common Stocks (Cost $139,618,170)                                       247,608,989
                                                                              -----------

Cash Equivalent  (4.1%):
       10,458,479  Huntington Money Market Fund,                               10,458,479
                   Interfund Class *
          242,532  Meeder Institutional Money Market                              242,532
                                                                                  -------
                   Fund
Total Cash Equivalent (Cost $10,701,011)                                       10,701,011
                                                                               ----------

Short-Term Securities Held as Collateral for Securities Lending  (1.2%):
       $3,043,200  Pool of various securities for
Huntington                                                                      3,043,200
                                                                               ----------
                   Funds- See Footnote G (Securities Lending)
Total Short-Term Securities Held as Collateral for
Securities Lending (Cost $3,043,200)                                            3,043,200


Total Investments (Cost $153,362,381) (a)   -   101.2%                        261,353,200
Liabilities in Excess of Other Assets   -   (1.2)%                            (3,024,972)
                                                                              -----------

NET ASSETS   -   100.0%                                                $      258,328,228
                                                                              ===========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                       $116,315,929
      Unrealized depreciation                        (8,325,109)
      Net unrealized appreciation
      (depreciation)                                $107,990,819

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.







Huntington Income Equity Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)


     Shares or      Security
  Principal Amount  Description                                                    Value
Common Stocks  (99.5%):
Auto/Truck Parts & Equipment  (4.5%):
          145,000  Genuine Parts Co.                                   $        5,565,100
           68,500  Johnson Controls, Inc.                                       3,891,485
                                                                                ---------
                                                                                9,456,585
Banks  (25.0%):
          198,700  AmSouth Bancorporation                                       4,848,280
          120,000  Bank of America Corp.                                        5,199,600
          113,600  Citigroup, Inc.                                              5,012,032
           67,300  Comerica, Inc.                                               3,994,255
          143,100  J.P. Morgan Chase & Co.                                      5,685,363
          186,000  MBNA Corp.                                                   4,687,200
          200,000  National City Corp.                                          7,724,001
          174,841  Regions Financial Corp.                                      5,780,243
           80,000  U.S. Bancorp                                                 2,312,000
           59,400  Wachovia Corp.                                               2,788,830
          101,700  Washington Mutual, Inc.                                      3,974,436
                                                                                ---------
                                                                               52,006,240
Chemicals  (4.1%):
          150,000  Monsanto Co.                                                 5,463,000
           49,000  PPG Industries, Inc.                                         3,002,720
                                                                                ---------
                                                                                8,465,720
Computer Services  (5.4%):
           40,700  Diebold, Inc.                                                1,900,690
           89,000  Pitney Bowes, Inc.                                           3,924,900
          151,200  Symbol Technologies, Inc.                                    1,911,168
          101,100  Thompson Corp.                                               3,507,159
                                                                                ---------
                                                                               11,243,917
Computers  (1.0%):
           73,000  Microsoft Corp.                                              2,018,450
                                                                                ---------
Consumer Products  (2.2%):
           62,000  Fortune Brands, Inc.                                         4,593,580
                                                                                ---------
Diversified Operations  (2.0%):
           65,000  Textron, Inc.                                                4,177,550
                                                                                ---------
Drugs & Health Care  (4.5%):
          198,000  Bristol-Myers Squibb Co.                                     4,686,660
          126,000  Wyeth                                                        4,712,400
                                                                                ---------
                                                                                9,399,060
Electric Utility  (4.3%):
          166,000  Duke Energy Corp. (d)                                        3,799,740
           65,000  Exelon Corp.                                                 2,384,850
          128,000  Nisource, Inc.                                               2,689,280
                                                                                ---------
                                                                                8,873,870
Food & Beverages  (1.9%):
          150,000  ConAgra Foods, Inc.                                          3,856,500
                                                                                ---------
Gas & Natural Gas  (2.3%):
          115,000  Peoples Energy Corp.                                         4,793,200
                                                                                ---------
Household Products  (1.1%):
           42,000  Clorox Co.                                                   2,238,600
                                                                                ---------
Industrial  (2.3%):
          140,000  General Electric Co.                                         4,701,200
                                                                                ---------
Insurance  (9.3%):
           66,000  Ace Ltd.                                                     2,643,960
           97,500  Allstate Corp.                                               4,679,025
          108,000  Lincoln National Corp.                                       5,076,000
          120,000  Unitrin, Inc.                                                4,988,400
           28,000  XL Capital Ltd.                                              2,071,720
                                                                                ---------
                                                                               19,459,105
Miscellaneous Business Services  (1.5%):
           47,600  Automatic Data Processing, Inc.                              1,966,832
           28,500  First Data Corp.                                             1,239,750
                                                                                ---------
                                                                                3,206,582
Oil Company - Exploration & Production  (6.2%):
          100,000  Kerr-McGee Corp.                                             5,725,000
          130,000  Occidental Petroleum Corp.                                   7,270,900
                                                                                ---------
                                                                               12,995,900
Petroleum & Petroleum Products  (10.4%):
          154,800  ChevronTexaco Corp.                                          8,303,472
           66,900  ConocoPhillips                                               5,542,665
           92,600  Marathon Oil Corp.                                           3,822,528
           79,600  Royal Dutch Petroleum Co. ADR                                4,107,360
                                                                                ---------
                                                                               21,776,025
Printing & Publishing  (4.3%):
           36,000  Gannett Co., Inc.                                            3,015,360
          188,000  R.R. Donnelley & Sons Co.                                    5,888,160
                                                                                ---------
                                                                                8,903,520
Retail  (2.0%):
          165,000  May Department Stores Co.                                    4,228,950
                                                                                ---------
Telephone & Telecommunications  (4.1%):
          120,000  Alltel Corp.                                                 6,589,200
          145,000  Nokia Corp. ADR                                              1,989,400
                                                                                ---------
                                                                                8,578,600
Textiles  (1.1%):
           45,900  V.F. Corp.                                                   2,269,755
                                                                                ---------
Total Common Stocks (Cost $151,340,508)                                       207,242,909
                                                                              -----------

Cash Equivalent  (0.5%):
        1,139,284  Huntington Money Market Fund,                                1,139,284
                                                                                ---------
                   Interfund Class *
Total Cash Equivalent (Cost $1,139,284)                                         1,139,284
                                                                                ---------

Short-Term Securities Held as Collateral for Securities Lending  (0.0%):
         $192,975  Pool of various securities for Huntington                      192,975
                                                                                 --------
                   Funds- See Footnote G (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $192,975)
           192,975


Total Investments (Cost $152,672,767) (a)   -   100.0%                        208,575,168
Liabilities in Excess of Other Assets   -   0.0%                                (156,282)

NET ASSETS   -   100.0%                                                $      208,418,886
                                                                              ===========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                        $57,070,618
      Unrealized depreciation                        (1,168,217)
                                            --------------------
      Net unrealized appreciation
      (depreciation) ..........                       $55,902,401
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.








Huntington International Equity Fund
Portfolio of Investments                                 September 30, 2004
(Unaudited)




     Shares or      Security
  Principal Amount  Description                                                    Value
Common Stocks  (89.6%):
Austria  (1.9%):
Banks  (1.9%):
           49,600  Erste Bank der oesterreichischen                    $        2,066,538
                                                                                ---------
                   Sparkassen AG
Brazil  (1.5%):
Oil & Gas  (1.5%):
           48,000  Petroleo Brasileiro SA ADR                                   1,692,000
                                                                                ---------
Canada  (3.5%):
Oil & Gas  (2.3%):
           55,305  Encana Corp.                                                 2,558,922
                                                                                ---------
Transportation & Shipping  (1.2%):
           74,000  CP Ships Ltd.                                                  900,507
           39,000  CP Ships Ltd. ADR                                              477,360
                                                                                  -------
                                                                                1,377,867
                                                                                3,936,789
France  (8.7%):
Building & Construction  (0.9%):
           19,188  Compagnie de Saint-Gobain                                      986,307
                                                                                  -------
Food & Beverage  (1.1%):
           15,000  Groupe Danone                                                1,180,897
                                                                                ---------
Insurance  (0.7%):
           39,900  Axa ADR                                                        809,172
                                                                                  -------
Oil & Gas  (2.3%):
           12,535  Total SA                                                     2,556,732
                                                                                ---------
Optical Supplies  (2.3%):
           40,200  Essilor International SA                                     2,587,338
                                                                                ---------
Water Treatments  (1.4%):
           71,800  Suez SA ADR                                                  1,550,880
                                                                                ---------
                                                                                9,671,326
Germany  (7.1%):
Computer Software  (1.5%):
           10,600  SAP AG                                                       1,654,499
                                                                                ---------
Medical-Drugs  (4.0%):
           33,374  Schering AG                                                  2,104,424
          106,300  Stada Arzneimittel AG                                        2,366,482
                                                                                ---------
                                                                                4,470,906
Retail  (1.6%):
           58,700  Douglas Holdings AG                                          1,751,400
                                                                                ---------
                                                                                7,876,805
Hong Kong  (4.0%):
Financial Services  (1.4%):
          553,000  The Bank Of East Asia Ltd.                                   1,553,251
                                                                                ---------
Real Estate  (2.6%):
          150,000  Cheung Kong Holdings Ltd.                                    1,284,148
          338,000  Henderson Land Development                                   1,616,955
                                                                                ---------
                                                                                2,901,103
                                                                                4,454,354
Ireland  (3.8%):
Banking/Insurance  (1.4%):
           85,000  Anglo Irish Bank Corp. PLC                                   1,559,294
                                                                                ---------
Building Products  (0.9%):
           42,300  CRH PLC                                                      1,004,826
                                                                                ---------
Food & Beverage  (1.5%):
           75,300  Kerry Group PLC, Class A                                     1,666,985
                                                                                ---------
                                                                                4,231,105
Japan  (14.5%):
Commercial Banks  (2.5%):
          175,000  Mitsubishi Tokyo Financial Group,                            1,459,500
                   Inc. ADR
          244,000  The 77th Bank Ltd.                                           1,372,867
                                                                                ---------
                                                                                2,832,367
Computer Services/Software  (1.3%):
           32,000  Canon, Inc.                                                  1,506,704
                                                                                ---------
Cosmetics & Toiletries  (2.9%):
          128,000  Shiseido Co. Ltd.                                            1,576,513
           31,600  Uni-Charm Corp.                                              1,568,296
                                                                                ---------
                                                                                3,144,809
Electronics  (2.7%):
          130,000  Matsushita Electric Industrial Co.                           1,738,218
                   Ltd.
           94,000  Sharp Corp.                                                  1,295,314
                                                                                ---------
                                                                                3,033,532
Food & Beverage  (1.6%):
          159,000  Ajinomoto Co., Inc.                                          1,821,024
                                                                                ---------
Medical Supplies  (1.5%):
           73,100  Terumo Corp.                                                 1,667,782
                                                                                ---------
Optical Supplies  (2.0%):
           20,800  Hoya Corp.                                                   2,183,702
                                                                                ---------
Toys  (0.0%):
               50  Nintendo Co. Ltd.                                                6,126
                                                                                    -----
                                                                               16,196,046
Mexico  (1.3%):
Construction Materials & Supplies  (1.3%):
           53,255  Cemex SA ADR                                                 1,498,596
                                                                                ---------
Netherlands  (3.7%):
Insurance  (1.9%):
           81,012  ING Group NV                                                 2,047,340
                                                                                ---------
Transportation  (1.8%):
           83,000  TPG NV                                                       2,030,483
                                                                                ---------
                                                                                4,077,823
Netherlands Antilles  (1.7%):
Oil-Field Services  (1.7%):
           27,500  Schlumberger Ltd. ADR                                        1,851,025
                                                                                ---------
Singapore  (2.0%):
Electronic Components  (1.2%):
          130,000  Venture Corp. Ltd.                                           1,273,299
                                                                                ---------
Telecommunications  (0.8%):
          672,290  Singapore Telecommunications Ltd.                              933,847
                                                                                  -------
                                                                                2,207,146
South Korea  (1.1%):
Telephone Communications  (1.1%):
           66,000  SK Telecom Co. Ltd. ADR                                      1,283,700
                                                                                ---------
Spain  (5.2%):
Banks  (1.0%):
           81,700  Banco Bilbao Vizcaya SA ADR                                  1,127,460
                                                                                ---------
Building-Heavy Construction  (1.2%):
           35,800  Fomento De Construcciones y                                  1,330,840
                                                                                ---------
                   Contratas SA
Electric Integrated  (1.7%):
          104,000  Endesa SA                                                    1,982,861
                                                                                ---------
Telephone Communications  (1.3%):
           93,300  Telefonica SA                                                1,398,253
                                                                                ---------
                                                                                5,839,414
Sweden  (3.7%):
Banking & Finance  (1.1%):
           57,600  ForeningsSparbanken AB                                       1,198,632
                                                                                ---------
Manufacturing-Consumer Goods  (1.4%):
           89,000  Electrolux AB, Series B                                      1,625,895
                                                                                ---------
Tools  (1.2%):
           37,900  Sandvik AB                                                   1,309,266
                                                                                ---------
                                                                                4,133,793
Switzerland  (5.4%):
Banking/Insurance  (1.0%):
           16,046  UBS AG                                                       1,132,795
                                                                                ---------
Chemicals-Specialty  (2.0%):
          120,400  Syngenta AG ADR                                              2,298,436
                                                                                ---------
Machinery  (0.9%):
            3,400  Schindler Holding AG                                           969,400
                                                                                  -------
Medical-Drugs  (1.5%):
           34,900  Novartis AG                                                  1,631,339
                                                                                ---------
                                                                                6,031,970
United Kingdom  (20.5%):
Aerospace  (1.2%):
           98,200  Smiths Group PLC                                             1,320,366
                                                                                ---------
Banks  (1.4%):
           91,000  Standard Chartered PLC                                       1,564,075
                                                                                ---------
Commercial Banks  (1.4%):
          163,000  Barclays PLC                                                 1,565,462
                                                                                ---------
Diversified Operations  (1.1%):
          256,700  Tomkins PLC                                                  1,232,681
                                                                                ---------
Electric Utility  (1.9%):
          153,600  Scottish & Southern Energy PLC                               2,168,241
                                                                                ---------
Food & Beverage  (1.1%):
          154,400  Cadbury Schweppes PLC                                        1,189,091
                                                                                ---------
Industrial Goods & Services  (1.5%):
          225,000  Bunzl PLC                                                    1,697,132
                                                                                ---------
Insurance  (2.0%):
          426,900  Tesco PLC                                                    2,206,636
                                                                                ---------
Medical-Drugs  (2.0%):
           51,050  GlaxoSmithkline PLC ADR                                      2,232,418
                                                                                ---------
Metals  (1.7%):
           17,100  Rio Tinto PLC ADR                                            1,857,915
                                                                                ---------
Oil & Gas  (2.9%):
          275,000  BG Group PLC                                                 1,848,782
          156,000  BP Amoco PLC                                                 1,491,166
                                                                                ---------
                                                                                3,339,948
Printing & Publishing  (1.3%):
          137,300  Pearson PLC                                                  1,470,405
                                                                                ---------
Retail  (1.0%):
           97,100  Boots Group PLC                                              1,129,622
                                                                                ---------
                                                                               22,973,992
Total Common Stocks (Cost $83,351,522)                                        100,022,422
                                                                              -----------

Mutual Funds  (3.7%):
India  (1.0%):
Management Investment Operation  (1.0%):
           49,000  Morgan Stanley India Investment                              1,116,710
                                                                                ---------
                   Fund
Japan  (1.8%):
Management Investment Operation  (1.8%):
          208,000  iShares MSCI Japan  Index Fund                               2,017,600
                                                                                ---------
Malaysia  (0.9%):
Management Investment Operation  (0.9%):
          148,000  iShares MSCI Malaysia Index Fund                               996,040
                                                                                  -------
Total Mutual Funds (Cost $3,485,530)                                            4,130,350
                                                                                ---------

Repurchase Agreement  (5.3%):
       $5,925,000  State Street Repurchase Agreement,                           5,925,000
                                                                                ---------
                    0.750%, dated 9/30/04, due 10/1/04
                   (Fully Collateralized by U.S. Treasury
                   securities)
Total Repurchase Agreement (Cost $5,925,000)                                    5,925,000
                                                                                ---------



Total Investments (Cost $92,762,052) (a)   -   98.6%                          110,077,772
Other assets in excess of liabilities   -   1.4%                                1,616,875

NET ASSETS   -   100.0%                                                $      111,694,647
                                                                              ===========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation.........................$18,121,782
      Unrealized depreciation...........................(806,062)
                                             --------------------

      Net unrealized appreciation
      (depreciation) .................................$17,315,720
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.








Huntington Macro 100 Fund
Portfolio of Investments                                 September 30, 2004
(Unaudited)



                   Security
         Shares   Description                                                      Value


Common Stocks  (99.3%):
Aerospace & Defense  (0.8%):
            3,400  Raytheon Co.                                        $          129,132
                                                                                  -------
Auto/Truck Parts & Equipment  (0.5%):
            2,000  Genuine Parts Co.                                               76,760
                                                                                   ------
Banks  (20.9%):
            3,300  AmSouth Bancorporation                                          80,520
           17,400  Bank of America Corp.                                          753,942
            4,500  BB&T Corp.                                                     178,605
            4,300  Countrywide Credit Industries, Inc.                            169,377
            1,500  First Horizon National Corp.                                    65,040
            4,428  Regions Financial Corp.                                        146,390
            3,000  SouthTrust Corp.                                               124,980
            2,300  SunTrust Banks, Inc.                                           161,943
           13,800  U.S. Bancorp                                                   398,820
            9,400  Wachovia Corp.                                                 441,330
            6,500  Washington Mutual, Inc.                                        254,020
           11,300  Wells Fargo & Co.                                              673,819
                                                                                  -------
                                                                                3,448,786
Beer, Wine, & Distilled Beverages  (0.7%):
              800  Adolph Coors Co., Class B                                       54,336
            1,400  Brown-Forman Corp.                                              64,120
                                                                                   ------
                                                                                  118,456
Chemicals  (0.6%):
            1,600  PPG Industries, Inc.                                            98,048
                                                                                   ------
Communications Equipment  (2.2%):
            3,200  Comverse Technology, Inc. (b)                                   60,256
            8,300  Nextel Communications, Inc., Class                             197,872
                   A (b)
            1,900  Scientific-Atlanta, Inc.                                        49,248
            6,000  Tellabs, Inc. (b)                                               55,140
                                                                                   ------
                                                                                  362,516
Computer Services  (5.3%):
            4,600  Ebay, Inc. (b)                                                 422,924
            2,600  Jabil Circuit, Inc. (b)                                         59,800
            4,300  Veritas Software Corp. (b)                                      76,540
            9,600  Yahoo, Inc. (b)                                                325,536
                                                                                  -------
                                                                                  884,800
Computers  (16.3%):
           35,100  Cisco Systems, Inc. (b)                                        635,310
            2,800  Citrix Systems, Inc. (b)                                        49,056
            5,200  Computer Associates International,                             136,760
                   Inc.
            1,700  Computer Sciences Corp. (b)                                     80,070
           16,700  Dell, Inc. (b)                                                 594,520
           28,100  Microsoft Corp.                                                776,965
           37,100  Oracle Corp. (b)                                               418,488
                                                                                  -------
                                                                                2,691,169
Computers, Peripherals & Software  (2.3%):
            2,100  Adobe Systems, Inc.                                            103,887
            4,500  Advanced Micro Devices, Inc. (b)                                58,500
            3,600  BMC Software, Inc. (b)                                          56,916
            6,800  Novell, Inc. (b)                                                42,908
           13,300  Parametric Technology Corp. (b)                                 70,224
            5,400  Unisys Corp. (b)                                                55,728
                                                                                   ------
                                                                                  388,163
Diversified Operations  (0.7%):
            1,600  Ingersoll Rand Co.                                             108,752
                                                                                  -------
Electrical Components  (0.4%):
            1,100  Cooper Industries Ltd., Class A                                 64,900
                                                                                   ------
Electronic Components  (2.3%):
            4,400  Agilent Technologies, Inc. (b)                                  94,908
           13,200  Applied Micro Circuits Corp. (b)                                41,316
            3,100  Broadcom Corp., Class A (b)                                     84,599
            7,000  Sanmina Corp. (b)                                               49,350
           10,700  Solectron Corp. (b)                                             52,965
            2,000  Thomas & Betts Corp.                                            53,640
                                                                                   ------
                                                                                  376,778
Financial Services  (9.5%):
            9,000  American Express Co.                                           463,140
            1,900  Capital One Financial Corp.                                    140,410
            5,600  E*Trade Group, Inc. (b)                                         63,952
            2,300  Franklin Resources, Inc.                                       128,248
            1,300  Golden West Financial Corp.                                    144,235
            4,200  Janus Capital Group, Inc.                                       57,162
            2,400  Marshall & Ilsley Corp.                                         96,720
            5,200  Providian Financial Corp. (b)                                   80,808
            3,500  SLM Corp.                                                      156,100
            1,400  T. Rowe Price Group, Inc.                                       71,316
           11,900  The Charles Schwab Corp.                                       109,361
            1,000  Zions Bancorporation                                            61,040
                                                                                   ------
                                                                                1,572,492
Food & Beverages  (4.2%):
            4,700  Coca-Cola Enterprises, Inc.                                     88,830
           15,300  The Coca-Cola Co.                                              612,765
                                                                                  -------
                                                                                  701,595
Hotels  (0.4%):
            3,900  Hilton Hotels Corp.                                             73,476
                                                                                   ------
Life Insurance  (0.6%):
            2,900  Principal Financial Group                                      104,313
                                                                                  -------
Machinery  (0.4%):
            1,900  Rockwell International Corp.                                    73,530
                                                                                   ------
Metals & Mining  (0.9%):
            1,800  Freeport-McMoran Copper & Gold,                                 72,900
                   Inc., Class B
              900  Phelps Dodge Corp.                                              82,827
                                                                                   ------
                                                                                  155,727
Miscellaneous Business Services  (2.1%):
            1,600  Autodesk, Inc.                                                  77,808
            1,300  Ryder System, Inc.                                              61,152
            2,600  Symantec Corp. (b)                                             142,688
            1,500  Waters Corp. (b)                                                66,150
                                                                                   ------
                                                                                  347,798
Real Estate Investment Trusts  (1.1%):
            2,100  Prologis Trust                                                  74,004
            1,900  Simon Property Group, Inc.                                     101,897
                                                                                  -------
                                                                                  175,901
Retail  (6.7%):
            4,500  Circuit City Stores, Inc.                                       69,030
            7,200  Gap, Inc.                                                      134,640
           15,100  Home Depot, Inc.                                               591,920
            5,800  Lowe's Cos., Inc.                                              315,230
                                                                                  -------
                                                                                1,110,820
Semi-Conductors/Instruments  (4.1%):
            3,300  Analog Devices, Inc.                                           127,974
            8,800  LSI Logic Corp. (b)                                             37,928
            4,600  National Semiconductor Corp. (b)                                71,254
            3,700  NVIDIA Corp. (b)                                                53,724
            4,800  PMC-Sierra, Inc. (b)                                            42,288
            2,300  QLogic Corp. (b)                                                68,103
           13,100  Texas Instruments, Inc.                                        278,768
                                                                                  -------
                                                                                  680,039
Technology  (8.1%):
           25,200  ADC Telecommunications, Inc. (b)                                45,612
            4,100  Altera Corp. (b)                                                80,237
            8,800  Compuware Corp. (b)                                             45,320
           30,400  Intel Corp.                                                    609,824
            1,900  Intuit, Inc. (b)                                                86,260
            1,200  Lexmark International Group, Inc. (b)                          100,812
            2,900  Linear Technology Corporation                                  105,096
            2,900  Maxim Integrated Products, Inc.                                122,641
            1,300  Mercury Interactive Corporation (b)                             45,344
            3,400  Xilinx, Inc.                                                    91,800
                                                                                   ------
                                                                                1,332,946
Telephone & Telecommunications  (5.8%):
           15,300  Ciena Corp. (b)                                                 30,294
           17,300  JDS Uniphase Corp. (b)                                          58,301
           36,100  Lucent Technologies, Inc. (b)                                  114,437
           17,400  Motorola, Inc.                                                 313,896
           11,300  Qualcomm, Inc.                                                 441,152
                                                                                  -------
                                                                                  958,080
Textiles  (0.4%):
            1,300  V.F. Corp.                                                      64,285
                                                                                   ------
Tobacco  (0.6%):
            1,400  Reynolds American, Inc.                                         95,256
                                                                                   ------
Transport - Marine  (1.4%):
            4,800  Carnival Corp.                                                 226,992
                                                                                  -------
Total Common Stocks (Cost $16,441,040)                                         16,421,510
                                                                               ----------

Cash Equivalent  (0.6%):
          106,891  Huntington Money Market Fund,                                  106,891
                                                                                  -------
                   Interfund Class *
Total Cash Equivalent (Cost $106,891)                                             106,891
                                                                                  -------



Total Investments (Cost $16,547,931) (a)   -   99.9%                           16,528,401
Other assets in excess of liabilities   -   0.1%                                   18,286

NET ASSETS   -   100.0%                                                $       16,546,687
                                                                               ==========
------------


(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                           $823,819
      ...................................
      Unrealized depreciation                          (843,349)
      ...................................
                                             --------------------

      Net unrealized appreciation                      ($19,530)
      (depreciation) ..........
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.










Huntington Mid Corp America Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)



      Shares or      Security
  Principal Amount  Description                                                    Value
Common Stocks  (96.1%):
Aerospace & Defense  (0.4%):
            9,600  Alliant Techsystems, Inc. (b)                       $          580,800
                                                                                  -------
Amusement & Recreation Services  (0.2%):
           12,000  Boyd Gaming Corp.                                              337,800
                                                                                  -------
Apparel & Textiles  (1.6%):
            3,000  G & K Services, Inc., Class A                                  119,220
           10,600  Jones Apparel Group, Inc.                                      379,480
           22,500  Liz Claiborne, Inc.                                            848,700
           14,000  Reebok International Ltd.                                      514,080
           10,000  UniFirst Corp.                                                 286,000
                                                                                  -------
                                                                                2,147,480
Auto/Truck Parts & Equipment  (1.0%):
           27,800  Adesa, Inc. (b)                                                456,754
            5,600  Cummins Engine, Inc.                                           413,784
            3,000  Oshkosh Truck Corp.                                            171,180
           10,900  Superior Industries International,                             326,455
                                                                                  -------
                   Inc. (d)
                                                                                1,368,173
Banks  (7.3%):
           14,600  Amcore Financial, Inc.                                         414,348
           21,200  BancorpSouth, Inc.                                             487,388
           30,100  Banknorth Group, Inc.                                        1,053,500
           18,818  BOK Financial Corp. (b)                                        839,471
           25,875  Chittenden Corp.                                               705,094
           30,200  Compass Bancshares, Inc.                                     1,323,363
           34,200  First Horizon National Corp.                                 1,482,911
            5,617  Fulton Financial Corp.                                         120,204
           13,300  M & T Bank Corp.                                             1,272,810
           30,000  National Commerce Financial Corp.                            1,026,300
            5,333  New York Community Bancorp, Inc.                               109,540
           32,800  TCF Financial Corp.                                            993,512
                                                                                  -------
                                                                                9,828,441
Beer, Wine, & Distilled Beverages  (0.7%):
           14,100  Adolph Coors Co., Class B                                      957,672
                                                                                  -------
Biotechnology  (1.5%):
           13,000  Cephalon, Inc. (b)                                             622,700
           26,000  Invitrogen Corp. (b)                                         1,429,740
                                                                                ---------
                                                                                2,052,440
Building & Construction  (3.6%):
            7,000  Beazer Homes USA, Inc. (d)                                     748,230
           16,400  Centex Corp.                                                   827,544
           11,000  D. R. Horton, Inc.                                             364,210
              363  Eagle Materials, Inc.                                           25,882
            3,000  Hovnanian Enterprises , Class A (b)                            120,300
           31,100  Insituform Technologies, Inc., Class A (b)                     580,637
            5,300  Lafarge North America Corp.                                    248,517
           33,000  Pulte Homes, Inc.                                            2,025,210
                                                                                ---------
                                                                                4,940,530
Chemicals  (1.8%):
           20,700  Albemarle Corp.                                                726,363
           17,700  Cytec Industries, Inc.                                         866,415
           18,800  Lubrizol Corp.                                                 650,480
            3,000  Minerals Technologies, Inc.                                    176,580
                                                                                  -------
                                                                                2,419,838
Circuits  (0.1%):
           10,500  Integrated Device Technology, Inc. (b)                         100,065
                                                                                  -------
Communications Equipment  (3.2%):
           16,900  Advanced Fibre Communications, Inc. (b)                        268,710
           12,500  Harris Corp.                                                   686,750
           39,000  L-3 Communications Corp.                                     2,613,000
           32,500  Scientific-Atlanta, Inc.                                       842,400
                                                                                  -------
                                                                                4,410,860
Computer Services  (2.3%):
           40,500  Activision, Inc. (b)                                           561,735
           14,300  Affiliated Computer Services, Inc. (b)                         796,081
           16,000  Intergraph Corp. (b)                                           434,720
           29,000  JDA Software Group, Inc. (b)                                   313,780
            5,000  Pinnacle Systems, Inc. (b)                                      20,850
           11,968  SafeNet, Inc. (b)                                              315,716
           29,100  Sungard Data Systems, Inc. (b)                                 691,707
                                                                                  -------
                                                                                3,134,589
Computers  (1.1%):
           31,200  Advanced Digital Information Corp. (b)                         271,440
           12,900  NCR Corp. (b)                                                  639,711
           17,200  Progress Software Corp. (b)                                    342,280
           11,000  Storage Technology Corp. (b)                                   277,860
                                                                                  -------
                                                                                1,531,291
Computers, Peripherals & Software  (0.9%):
            6,000  Cognos, Inc. (b)                                               213,120
           35,100  NetIQ Corp. (b)                                                375,570
           20,000  Novell, Inc. (b)                                               126,200
           32,000  Sybase, Inc. (b)                                               441,280
                                                                                  -------
                                                                                1,156,170
Consulting Services  (0.4%):
           40,000  Forrester Research, Inc. (b)                                   609,600
                                                                                  -------
Consumer Products  (0.3%):
            4,000  Harman International Industries, Inc.                          431,000
                                                                                  -------
Containers - Paper/Plastic  (0.3%):
           18,300  Pactiv Corp. (b)                                               425,475
                                                                                  -------
Diversified Operations  (2.1%):
            6,000  Ball Corp.                                                     224,580
           40,700  Griffon Corp. (b)                                              858,770
           21,500  Teleflex, Inc.                                                 913,750
           10,000  Textron, Inc.                                                  642,700
            6,600  Viad Corp                                                      156,618
                                                                                  -------
                                                                                2,796,418
Drugs & Health Care  (1.7%):
           23,100  Barr Laboratories, Inc. (b)                                    957,033
           73,725  Mylan Laboratories, Inc.                                     1,327,050
                                                                                ---------
                                                                                2,284,083
Electrical Components  (2.0%):
           23,600  Cooper Industries Ltd., Class A                              1,392,400
           11,500  Elbit Systems Ltd.                                             231,035
            9,800  Intersil Corp., Class A                                        156,114
           19,000  Rayovac Corp. (b)                                              500,650
           30,000  Vishay Intertechnology, Inc. (b)                               387,000
                                                                                  -------
                                                                                2,667,199
Electrical Services  (1.1%):
            8,000  Constellation Energy Group                                     318,720
           34,800  Energy East Corp.                                              876,264
           25,800  Teco Energy, Inc.                                              349,074
                                                                                  -------
                                                                                1,544,058
Electronic Components  (1.3%):
            1,950  Benchmark Electronics, Inc. (b)                                 58,110
           18,928  Fisher Scientific International, Inc. (b)                    1,104,070
            6,000  Molex, Inc.                                                    178,920
           10,600  PerkinElmer, Inc.                                              182,532
            8,000  Thomas & Betts Corp.                                           214,560
                                                                                  -------
                                                                                1,738,192
Energy  (0.2%):
            9,267  Allete, Inc.                                                   301,167
                                                                                  -------
Environmental Services  (0.6%):
           17,000  Stericycle, Inc. (b)                                           780,300
                                                                                  -------
Financial Services  (6.9%):
           28,500  Allied Capital Corp. (d)                                       695,115
           17,900  Ambac Financial Group, Inc.                                  1,431,105
           26,200  AmeriCredit Corp. (b)                                          547,056
           12,400  Bear Stearns Companies, Inc.                                 1,192,508
           26,900  City National Corp.                                          1,747,155
           24,200  First American Financial Corp.                                 746,086
           17,000  Firstmerit Corp.                                               447,185
           23,250  Legg Mason, Inc.                                             1,238,528
           26,400  MoneyGram International, Inc.                                  450,912
           21,000  Wilmington Trust Corp.                                         760,410
                                                                                  -------
                                                                                9,256,060
Food & Beverages  (2.2%):
           10,000  Constellation Brands, Inc. (b)                                 380,600
           15,300  McCormick & Co., Inc.                                          525,402
           20,700  Ralcorp Holding, Inc. (b)                                      747,270
           18,900  Smithfield Foods, Inc. (b)                                     472,500
           16,400  SUPERVALU, Inc.                                                451,820
           23,600  Tyson Foods, Inc., Class A                                     378,072
                                                                                  -------
                                                                                2,955,664
Gas & Natural Gas  (4.3%):
           12,000  AGL Resources, Inc.                                            369,240
           15,500  Atmos Energy Corp.                                             390,445
            9,000  Keyspan Corp.                                                  352,800
           36,900  MDU Resources Group, Inc.                                      971,577
           27,900  National Fuel Gas Co.                                          790,407
            9,500  New Jersey Resources Corp.                                     393,300
           11,500  Peoples Energy Corp.                                           479,320
           45,500  Questar Corp.                                                2,084,810
                                                                                ---------
                                                                                5,831,899
Healthcare Equipment & Supplies  (0.7%):
           12,600  Hillenbrand Industries, Inc.                                   636,678
           21,155  Viasys Healthcare, Inc. (b)                                    353,923
                                                                                  -------
                                                                                  990,601
Hotels  (0.3%):
            4,000  Hilton Hotels Corp.                                             75,360
            6,000  Starwood Hotels & Resorts                                      278,520
                                                                                  -------
                   Worldwide, Inc.
                                                                                  353,880
Household Products  (1.3%):
           31,200  Church & Dwight Co., Inc.                                      875,472
           10,600  Ferro Corp.                                                    231,186
           10,600  Whirlpool Corp.                                                636,954
                                                                                  -------
                                                                                1,743,612
Insurance  (6.1%):
           19,200  Allmerica Financial Corp. (b)                                  516,096
           25,300  Fidelity National Financial, Inc.                              963,930
           22,100  Nationwide Financial Services, Inc.                            775,931
           49,800  Old Republic International Corp.                             1,246,494
           26,000  PMI Group, Inc.                                              1,055,080
           30,900  Protective Life Corp.                                        1,214,679
           26,700  Torchmark Corp.                                              1,419,906
           13,031  UnitedHealth Group, Inc.                                       960,906
                                                                                  -------
                                                                                8,153,022
Lasers - Systems/Components  (0.3%):
           13,100  Coherent, Inc. (b)                                             339,814
                                                                                  -------
Leisure  (2.0%):
           16,900  Brunswick Corp.                                                773,344
           31,600  Callaway Golf Co.                                              334,012
           37,200  Royal Caribbean Cruises Ltd.                                 1,621,920
                                                                                ---------
                                                                                2,729,276
Machinery  (2.4%):
           12,200  AptarGroup, Inc.                                               536,434
           27,000  Kennametal, Inc.                                             1,219,050
           15,600  Parker Hannifin Corp.                                          918,216
            3,000  Rockwell International Corp.                                   116,100
           11,800  Tecumseh Products Co., Class A                                 494,066
                                                                                  -------
                                                                                3,283,866
Measuring Devices  (1.9%):
            6,800  FLIR Systems, Inc. (b)                                         397,800
           22,500  Tektronix, Inc.                                                748,125
           35,300  Thermo Electron Corp. (b)                                      953,806
           17,100  Trimble Navigation Ltd. (b)                                    540,360
                                                                                  -------
                                                                                2,640,091
Medical & Medical Services  (4.6%):
           23,850  Coventry Health Care, Inc. (b)                               1,272,875
            4,000  Dentsply International, Inc.                                   207,760
            9,000  Health Management Associates, Inc.                             183,870
           29,800  Lincare Holdings, Inc. (b)                                     885,358
           22,200  Owens & Minor, Inc.                                            563,880
           18,000  Pediatrix Medical Group, Inc. (b)                              987,300
           22,500  Renal Care Group, Inc. (b)                                     725,175
           25,000  Respironics, Inc. (b)                                        1,336,000
                                                                                ---------
                                                                                6,162,218
Metal Processors & Fabrication  (0.7%):
           16,400  Precision Castparts Corp.                                      984,820
                                                                                  -------
Miscellaneous Business Services  (3.5%):
           29,600  Cadence Design Systems, Inc. (b)                               385,984
            7,740  Caremark Rx, Inc. (b)                                          248,222
            4,600  Electronic Arts, Inc. (b)                                      211,554
           26,700  NCO Group, Inc. (b)                                            719,565
           16,000  Ryder System, Inc.                                             752,640
           44,800  Symantec Corp. (b)                                           2,458,624
                                                                                ---------
                                                                                4,776,589
Office Supplies  (0.1%):
            3,000  Avery Dennison Corp.                                           197,340
                                                                                  -------
Oil & Gas - Exploration & Production  (1.9%):
           19,822  Devon Energy Corp.                                           1,407,560
           15,600  Suncor Energy, Inc. ADR                                        499,356
           10,200  Unocal Corp.                                                   438,600
            5,800  Weatherford International, Inc. (b)                            295,916
                                                                                  -------
                                                                                2,641,432
Paper & Paper Products  (0.3%):
           23,500  Rock-Tenn Co.                                                  369,890
                                                                                  -------
Paperboard Containers & Boxes  (0.1%):
            6,200  Bemis Co.                                                      164,796
                                                                                  -------
Personal Products  (0.4%):
           27,800  NBTY, Inc. (b)                                                 599,368
                                                                                  -------
Petroleum & Petroleum Products  (5.3%):
           27,710  Apache Corp.                                                 1,388,548
           62,700  Chesapeake Energy Corp.                                        992,541
           11,300  Forest Oil Corp. (b)                                           340,356
           14,600  Helmerich & Payne, Inc.                                        418,874
            9,600  Murphy Oil Corp.                                               832,992
           68,186  Patina Oil & Gas Corp.                                       2,016,260
           15,000  Unit Corp. (b)                                                 526,200
           27,300  Vintage Petroleum, Inc.                                        547,911
                                                                                  -------
                                                                                7,063,682
Pharmaceuticals  (0.7%):
           10,000  Biovail Corp. (b)                                              173,000
           23,500  Omnicare, Inc.                                                 666,460
            6,000  Watson Pharmaceutical, Inc. (b)                                176,760
                                                                                  -------
                                                                                1,016,220
Pollution Control  (0.7%):
           36,800  Pall Corp.                                                     900,864
                                                                                  -------
Printing & Publishing  (1.7%):
           23,636  Banta Corp.                                                    939,531
           51,400  Paxar Corp. (b)                                              1,165,752
            7,000  R.R. Donnelley & Sons Co.                                      219,240
                                                                                  -------
                                                                                2,324,523
Real Estate Investment Trusts  (1.2%):
           27,100  LNR Property Corp.                                           1,677,761
                                                                                ---------
Restaurants  (0.5%):
           22,000  Ruby Tuesday, Inc.                                             613,140
                                                                                  -------
Retail  (4.3%):
           19,400  Abercrombie & Fitch Co., Class A                               611,100
           30,900  AnnTaylor Stores Corp. (b)                                     723,060
           43,088  Applebee's International, Inc.                               1,089,252
           17,000  Furniture Brands International, Inc.                           426,360
            8,900  Nieman Marcus Group, Inc.                                      511,750
           20,000  Nordstrom, Inc.                                                764,800
            3,000  Pacific Sunwear of California, Inc. (b)                         63,150
            8,000  PETsMART, Inc.                                                 227,120
           27,500  Sonic Automotives, Inc.                                        551,375
           31,800  Zales Corp. (b)                                                893,580
                                                                                  -------
                                                                                5,861,547
Schools  (0.1%):
            5,000  Career Education Corp. (b)                                     142,150
                                                                                  -------
Semiconductor Equipment  (1.6%):
            9,200  DuPont Photomasks, Inc. (b)                                    156,768
           15,000  ESS Technology, Inc. (b)                                       102,750
           24,400  Imation Corp.                                                  868,396
           23,200  International Rectifier Corp. (b)                              795,760
            9,400  Varian Semiconductor Equipment                                 290,460
                                                                                  -------
                   Associates, Inc. (b)
                                                                                2,214,134
Telephone & Telecommunications  (0.8%):
           12,000  CenturyTel, Inc.                                               410,880
           33,000  Ciena Corp. (b)                                                 65,340
            3,700  Commonwealth Telephone                                         161,135
                   Enterprises, Inc. (b)
           11,100  US Cellular Corp. (b)                                          478,965
                                                                                  -------
                                                                                1,116,320
Tires & Tubes  (0.2%):
           13,900  Cooper Tire & Rubber Co.                                       280,363
                                                                                  -------
Tools & Accessories  (0.7%):
           20,700  Snap-On, Inc.                                                  570,492
            9,700  The Stanley Works                                              412,541
                                                                                  -------
                                                                                  983,033
Wholesale Distribution  (1.5%):
           25,000  AmerisourceBergen Corp.                                      1,342,750
           16,200  BorgWarner, Inc.                                               701,298
                                                                                  -------
                                                                                2,044,048
Woven Carpets & Rugs  (1.1%):
           19,500  Mohawk Industries, Inc. (b)                                  1,548,105
                                                                                ---------
Total Common Stocks (Cost $102,347,119)                                       130,503,769
                                                                              -----------

Mutual Funds  (1.5%):
Exchange Traded Funds  (1.5%):
            9,000  iShares S&P Midcap 400                                       1,068,750
            9,000  MidCap SPDR Trust Series 1                                     976,770
                                                                                  -------
Total Mutual Funds (Cost $1,506,600)                                            2,045,520
                                                                                ---------

Cash Equivalent  (2.4%):
        3,230,178  Huntington Money Market Fund,                                3,230,178
                                                                                ---------
                   Interfund Class *
Total Cash Equivalent (Cost $3,230,178)                                         3,230,178
                                                                                ---------

Short-Term Securities Held as Collateral for Securities Lending  (1.1%):
       $1,528,050  Pool of various securities for Huntington                    1,528,050
                                                                                ---------
                   Funds- See Footnote G (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities
Lending (Cost $1,528,050)                                                       1,528,050



Total Investments (Cost $108,611,947) (a)   -   101.1%                        137,307,517
Liabilities in Excess of Other Assets   -   (1.1)%                            (1,560,996)
                                                                              -----------

NET ASSETS   -   100.0%                                                $      135,746,521
                                                                              ===========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                        $33,083,874
      ...................................
      Unrealized depreciation                        (4,388,304)
      ...................................
                                             --------------------

      Net unrealized appreciation                    $28,695,570
      (depreciation) ..........
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.









Huntington New Economy Fund
Portfolio of Investments                                 September 30, 2004
(Unaudited)



                   Security
         Shares   Description                                                      Value
Common Stocks  (87.9%):
Aerospace & Defense  (0.3%):
            4,400  Armor Holdings, Inc. (b)                            $          183,084
                                                                                  -------
Apparel & Textiles  (1.9%):
            5,400  Bebe Stores, Inc.                                              114,048
            6,800  Coach, Inc. (b)                                                288,456
            6,300  Fossil, Inc. (b)                                               194,922
            7,500  K-Swiss, Inc., Class A                                         144,375
           10,800  The Children's Place, Inc. (b)                                 258,228
                                                                                  -------
                                                                                1,000,029
Auto Dealers  (0.2%):
            6,200  Asbury Automotive Group (b)                                     83,700
                                                                                   ------
Auto/Truck Parts & Equipment  (1.7%):
            4,500  Autoliv, Inc.                                                  181,800
            2,800  Brilliance China Automotive Holdings                            56,336
                    Ltd. ADR (b)
            2,900  Cummins Engine, Inc.                                           214,281
            1,900  Lear Corp.                                                     103,455
            1,485  Magna International, Inc.                                      110,009
            3,300  PACCAR, Inc.                                                   228,096
                                                                                  -------
                                                                                  893,977
Banks  (5.6%):
           13,100  Countrywide Credit Industries, Inc.                            516,009
            8,100  Dime Community Bancshares                                      136,080
            4,100  First Republic Bancorp, Inc.                                   188,600
            6,200  Flagstar Bancorp, Inc.                                         131,936
            3,800  Independence Community Bank Corp.                              148,390
            5,200  Irwin Financial Corp.                                          134,264
            4,500  MB Financial, Inc.                                             178,380
            3,200  New Century Financial Corp.                                    192,704
            8,666  New York Community Bancorp, Inc.                               178,000
            8,400  R & G Financial Corp., Class B                                 324,660
            7,200  Sovereign Bancorp                                              157,104
            6,100  UCBH Holdings, Inc.                                            238,327
            3,350  Washington Mutual, Inc.                                        130,918
            3,400  Webster Financial Corp.                                        167,926
            3,500  WFS Financial, Inc. (b)                                        162,925
                                                                                  -------
                                                                                2,986,223
Batteries/ Battery Systems  (0.3%):
            3,800  Energizer Holdings, Inc. (b)                                   175,180
                                                                                  -------
Biotechnology  (0.5%):
            4,400  Invitrogen Corp. (b)                                           241,956
                                                                                  -------
Building & Construction  (5.5%):
            5,500  Centex Corp.                                                   277,530
            9,550  D. R. Horton, Inc.                                             316,200
            7,800  Dycom Industries, Inc. (b)                                     221,442
               57  Eagle Materials, Inc.                                            4,064
              193  Eagle Materials, Inc., Class B                                  13,317
            1,700  KB Home                                                        143,633
            3,200  Lennar Corp.                                                   152,320
            2,700  M/I Schottenstein Homes, Inc.                                  114,588
            6,900  Masco Corp.                                                    238,257
            1,947  MDC Holdings, Inc.                                             142,326
              230  NVR, Inc. (b)                                                  126,730
            2,100  Pulte Homes, Inc.                                              128,877
            1,400  Ryland Group, Inc.                                             129,724
            4,100  Simpson Manufacturing Co., Inc.                                259,120
            3,300  Standard-Pacific Corp.                                         186,021
            5,600  Terex Corp. (b)                                                243,040
            7,700  Washington Group International, Inc. (b)                       266,574
                                                                                  -------

                                                                                2,963,763
Chemicals  (2.0%):
            2,200  Eastman Chemical Co.                                           104,610
            3,100  Georgia Gulf Corp.                                             138,229
            3,000  Monsanto Co.                                                   109,260
           12,200  OM Group, Inc. (b)                                             446,032
            5,900  TETRA Technologies, Inc. (b)                                   183,195
            2,600  The Dow Chemical Co.                                           117,468
                                                                                  -------
                                                                                1,098,794
Commercial Services & Supplies  (1.0%):
           18,600  Cendant Corp.                                                  401,760
            4,700  StarTek, Inc.                                                  147,392
                                                                                  -------
                                                                                  549,152
Communications Equipment  (1.0%):
            4,000  L-3 Communications Corp.                                       268,000
           11,800  Nextel Communications, Inc., Class A (b)                       281,312
                                                                                  -------
                                                                                  549,312
Computer Services  (3.7%):
           15,600  Activision, Inc. (b)                                           216,372
           28,600  Earthlink, Inc. (b)                                            294,580
            9,100  Filenet Corp. (b)                                              158,886
            6,400  Infospace, Inc. (b)                                            303,296
            6,500  Intergraph Corp. (b)                                           176,605
            5,600  Jabil Circuit, Inc. (b)                                        128,800
            5,400  Sungard Data Systems, Inc. (b)                                 128,358
            5,800  Synopsys, Inc. (b)                                              91,814
            4,500  Veritas Software Corp. (b)                                      80,100
           12,176  Yahoo, Inc. (b)                                                412,888
                                                                                  -------
                                                                                1,991,699
Computers  (3.8%):
            4,100  Ansys, Inc. (b)                                                203,893
           15,100  Apple Computer, Inc. (b)                                       585,125
            6,200  Cerner Corp. (b)                                               268,212
            9,100  Cisco Systems, Inc. (b)                                        164,710
           10,800  EMC Corp. (b)                                                  124,632
            5,100  NCR Corp. (b)                                                  252,909
            6,700  Progress Software Corp. (b)                                    133,330
            4,200  Sandisk Corp. (b)                                              122,304
           10,300  Transaction Systems Architects,                                191,426
                                                                                  -------
                   Inc., Class A (b)
                                                                                2,046,541
Consumer Products  (0.7%):
            4,900  Finish Line, Class A                                           151,508
            2,000  Harman International Industries, Inc.                          215,500
                                                                                  -------
                                                                                  367,008
Dental Supplies & Equipment  (0.6%):
            4,400  Patterson Cos, Inc. (b)                                        336,864
                                                                                  -------
Diversified Operations  (0.9%):
            3,000  Ball Corp.                                                     112,290
           17,800  Casella Waste Systems, Inc., Class A (b)                       210,752

            5,400  The Brink's Co.                                                162,918
                                                                                  -------
                                                                                  485,960
Electronic Components  (1.2%):
            9,750  Benchmark Electronics, Inc. (b)                                290,550
           10,400  Flextronics International Ltd. (b)                             137,800
           26,800  Sanmina Corp. (b)                                              188,940
           42,800  Viscount Systems, Inc. (b)                                      52,644
                                                                                   ------
                                                                                  669,934
Environmental Services  (0.3%):
            3,900  Stericycle, Inc. (b)                                           179,010
                                                                                  -------
Financial Services  (1.5%):
            7,275  Doral Financial Corp.                                          301,694
            5,100  First American Financial Corp.                                 157,233
            1,500  Golden West Financial Corp.                                    166,425
            4,000  H & R Block, Inc.                                              197,680
                                                                                  -------
                                                                                  823,032
Food & Beverages  (3.8%):
           11,700  Archer-Daniels-Midland Co.                                     198,666
            7,500  Chiquita Brands International, Inc. (b)                        130,575
            7,100  Coca-Cola Enterprises, Inc.                                    134,190
            4,600  Constellation Brands, Inc. (b)                                 175,076
            5,900  Flowers Foods, Inc.                                            152,515
            6,300  Hormel Foods Corp.                                             168,714
            7,300  Pilgrim's Pride Corp.                                          197,684
            5,000  Ralcorp Holding, Inc. (b)                                      180,500
            6,150  Sanderson Farms, Inc.                                          205,718
            6,900  Smithfield Foods, Inc. (b)                                     172,500
            9,800  Tyson Foods, Inc., Class A                                     156,996
            3,500  YUM! Brands, Inc.                                              142,310
                                                                                  -------
                                                                                2,015,444
Hotels  (0.8%):
            8,300  Caesars Entertainment, Inc. (b)                                138,610
            2,500  MGM Grand, Inc. (b)                                            124,125
            3,100  Starwood Hotels & Resorts                                      143,902
                                                                                  -------
                   Worldwide, Inc.
                                                                                  406,637
Household Furnishings  (0.6%):
            8,400  American Woodmark Corp.                                        311,010
                                                                                  -------
Insurance  (1.7%):
            5,142  Fidelity National Financial, Inc.                              195,910
            1,700  Progressive Corp.                                              144,075
            7,826  UnitedHealth Group, Inc.                                       577,089
                                                                                  -------
                                                                                  917,074
Internet Services  (0.4%):
           10,600  Verisign, Inc. (b)                                             210,728
                                                                                  -------
Leisure  (0.5%):
            2,800  Brunswick Corp.                                                128,128
            3,700  Royal Caribbean Cruises Ltd.                                   161,320
                                                                                  -------
                                                                                  289,448
Machinery  (0.9%):
            5,400  Albany International Corp., Class A                            160,974
            8,200  Sauer-Danfoss, Inc.                                            140,056
            2,900  Smith International, Inc. (b)                                  176,117
                                                                                  -------
                                                                                  477,147
Measuring Devices  (0.8%):
            7,000  FLIR Systems, Inc. (b)                                         409,500
                                                                                  -------
Medical & Medical Services  (12.6%):
            3,300  Aetna US Healthcare, Inc.                                      329,769
            8,400  Apria Healthcare Group, Inc. (b)                               228,900
            4,300  Bausch & Lomb, Inc.                                            285,735
            6,100  Becton, Dickinson & Co.                                        315,370
            4,300  Bio-Rad Laboratories, Inc., Class A (b)                        219,730
            5,500  Cooper Companies, Inc.                                         377,025
            7,400  Coventry Health Care, Inc. (b)                                 394,938
           11,700  DaVita, Inc. (b)                                               364,455
            4,900  Dentsply International, Inc.                                   254,506
            4,500  Genesis Healthcare Corp. (b)                                   136,845
            4,100  Henry Schein, Inc. (b)                                         255,471
           26,600  Hologic, Inc. (b)                                              512,582
            5,200  Medtronic, Inc.                                                269,880
           11,800  Ocular Sciences, Inc. (b)                                      566,046
           26,400  Option Care, Inc.                                              408,408
            5,500  Pediatrix Medical Group, Inc. (b)                              301,675
            3,100  Quest Diagnostics, Inc.                                        273,482
           10,200  Renal Care Group, Inc. (b)                                     328,746
            7,800  St. Jude Medical, Inc. (b)                                     587,105
            9,400  Varian Medical Systems, Inc. (b)                               324,958
                                                                                  -------
                                                                                6,735,626
Medical - HMO  (3.2%):
            3,000  Anthem, Inc. (b)                                               261,750
           14,300  Humana, Inc. (b)                                               285,714
            9,700  PacifiCare Health Systems, Inc. (b)                            355,990
           11,500  Sierra Health Services, Inc. (b)                               551,195
            2,400  WellPoint Health Networks, Inc. (b)                            252,216
                                                                                  -------
                                                                                1,706,865
Metals & Mining  (2.0%):
            4,944  Barrick Gold Corp.                                             104,022
            2,500  Freeport-McMoran Copper & Gold,                                101,250
                   Inc., Class B
            4,800  Newmont Mining Corp.                                           218,544
            1,500  Nucor Corp.                                                    137,055
            1,500  Phelps Dodge Corp.                                             138,045
            4,500  Reliance Steel & Aluminum Co.                                  178,650
            7,200  Timken Co.                                                     177,264
                                                                                  -------
                                                                                1,054,830
Miscellaneous Business Services  (6.6%):
           12,600  Accenture Ltd. (b)                                             340,830
           10,100  Acxiom Corp.                                                   239,774
           16,600  Autodesk, Inc.                                                 807,257
            1,900  Black & Decker Corp.                                           147,136
           17,200  Caremark Rx, Inc. (b)                                          551,604
            3,000  Electronic Arts, Inc. (b)                                      137,970
            5,000  GTECH Holdings Corp.                                           126,600
            3,100  Inco Ltd. (b)                                                  121,055
            8,500  Jack Henry & Associates, Inc.                                  159,545
            3,400  News Corp. Ltd. ADR                                            111,758
           15,900  Polycom, Inc. (b)                                              315,138
            3,900  Steel Dynamics, Inc.                                           150,618
            5,700  Symantec Corp. (b)                                             312,816
                                                                                  -------
                                                                                3,522,101
Office Equipment & Supplies  (0.2%):
            2,700  Avid Technology, Inc. (b)                                      126,549
                                                                                  -------
Oil Company - Exploration & Production  (1.8%):
            2,982  Kerr-McGee Corp.                                               170,720
            3,200  Occidental Petroleum Corp.                                     178,976
            4,100  Pogo Producing Co.                                             194,545
            5,500  Transocean Sedco Forex, Inc. (b)                               196,790
            7,166  Xto Energy, Inc.                                               232,751
                                                                                  -------
                                                                                  973,782
Paper & Allied Products  (0.6%):
            3,200  Boise Cascade Corp.                                            106,496
            2,900  Georgia Pacific Corp.                                          104,255
            1,600  Temple-Inland, Inc.                                            107,440
                                                                                  -------
                                                                                  318,191
Personal Products  (0.6%):
           15,500  NBTY, Inc. (b)                                                 334,180
                                                                                  -------
Petroleum & Petroleum Products  (1.5%):
            2,000  ConocoPhillips                                                 165,700
            2,100  Murphy Oil Corp.                                               182,217
            9,400  Patina Oil & Gas Corp.                                         277,958
            2,300  Valero Energy Corp.                                            184,483
                                                                                  -------
                                                                                  810,358
Pharmaceutical Preparations  (1.1%):
            7,800  Medicis Pharmaceutical Corp., Class A                          304,512

           13,600  Parexel International Corp. (b)                                266,560
                                                                                  -------
                                                                                  571,072
Pharmaceuticals  (0.3%):
            6,200  Omnicare, Inc.                                                 175,832
                                                                                  -------
Process Control Instruments  (0.4%):
            8,300  Flowserve Corp. (b)                                            200,694
                                                                                  -------
Professional Services  (1.6%):
            5,200  Apollo Group, Inc., Class A (b)                                381,524
            4,300  Strayer Education, Inc.                                        494,543
                                                                                  -------
                                                                                  876,067
Real Estate Investment Trusts  (1.1%):
            8,500  Annaly Mortgage Management, Inc.                               145,605
            3,900  Chelsea Property Group                                         261,690
            7,700  Ventas, Inc.                                                   199,584
                                                                                  -------
                                                                                  606,879
Retail  (5.2%):
           16,500  7-ELEVEN, Inc. (b)                                             329,670
            5,400  Aeropostale, Inc. (b)                                          141,480
            4,950  AnnTaylor Stores Corp. (b)                                     115,830
            4,950  Applebee's International, Inc.                                 125,136
            6,100  AutoNation, Inc. (b)                                           104,188
            3,200  CBRL Group, Inc.                                               115,456
            4,000  Chico's FAS, Inc. (b)                                          136,800
            4,000  CVS Corp.                                                      168,520
            8,200  Foot Locker, Inc.                                              194,340
            3,200  J.C. Penney Co., Inc.                                          112,896
            2,200  Kmart Holding Corp. (b)                                        192,434
            2,000  Lowe's Cos., Inc.                                              108,700
            2,800  Nordstrom, Inc.                                                107,072
            2,900  O'Reilly Automotive, Inc. (b)                                  111,041
            4,800  Pacific Sunwear of California, Inc. (b)                        101,040
            4,600  PETsMART, Inc.                                                 130,594
            4,450  RARE Hospitality International, Inc. (b)                       118,593
            3,200  Regis Corp.                                                    128,704
            4,200  TBC Corp. (b)                                                   93,828
            4,600  Urban Outfitters, Inc. (b)                                     158,240
                                                                                  -------
                                                                                2,794,562
Schools  (0.5%):
            8,800  Career Education Corp. (b)                                     250,184
                                                                                  -------
Software  (0.8%):
           18,300  Alliance Atlantis Communications,                              405,711
                                                                                  -------
                   Inc., Class B (b)
Technology  (1.5%):
            8,400  Altera Corp. (b)                                               164,388
           31,000  Compuware Corp. (b)                                            159,650
            6,500  Intel Corp.                                                    130,390
            7,300  Micros Systems, Inc. (b)                                       365,511
                                                                                  -------
                                                                                  819,939
Telecommunication Equipment  (0.3%):
            8,800  Tekelec (b)                                                    146,784
                                                                                  -------
Telephone & Telecommunications  (1.0%):
           20,300  Aspect Communications (b)                                      201,579
            4,100  Telephone & Data Systems, Inc.                                 345,097
                                                                                  -------
                                                                                  546,676
Transportation Services  (1.4%):
            5,600  ABX Air, Inc. (b)                                               36,400
            8,500  CP Ships Ltd.                                                  104,040
            2,500  Fedex Corp.                                                    214,225
            6,400  J.B. Hunt Transport Services, Inc.                             237,696
            3,585  Yellow Roadway Corp. (b)                                       168,101
                                                                                  -------
                                                                                  760,462
Wholesale Distribution  (1.4%):
            3,100  CDW Corp.                                                      179,893
            4,000  Fastenal Co.                                                   230,400
           12,900  SCP Pool Corp.                                                 344,946
                                                                                  -------
                                                                                  755,239
Total Common Stocks (Cost $37,400,611)                                         47,154,789
                                                                               ----------

Mutual Funds  (9.0%):
Exchange Traded Funds  (9.0%):
           21,000  iShares Russell 2000 Index                                   2,394,420
           67,500  iShares Russell 3000 Growth                                  2,463,075
                                                                                ---------
Total Mutual Funds (Cost $4,814,178)                                            4,857,495
                                                                                ---------

Preferred Stock  (0.0%):
Multimedia  (0.0%):
              690  News Corp. Ltd. ADR                                             21,618
                                                                                   ------
Total Preferred Stock (Cost $19,978)                                               21,618
                                                                                   ------

Cash Equivalent  (3.2%):
        1,728,937  Huntington Money Market Fund,                                1,728,937
                                                                                ---------
                   Interfund Class *
Total Cash Equivalent (Cost $1,728,937)                                         1,728,937
                                                                                ---------



Total Investments (Cost $43,963,704) (a)   -   100.1%                          53,762,839
Liabilities in excess of other assets   -   (0.1)%                               (38,067)

NET ASSETS   -   100.0%                                                $       53,724,772
                                                                               ==========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                        $11,398,170
      Unrealized depreciation                        (1,599,035)
                                             --------------------
      Net unrealized appreciation                     $9,799,135
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.










Huntington Rotating Markets Fund
Portfolio of Investments                                  September 30, 2004
(Unaudited)




                   Security
         Shares    Description                                                      Value
Mutual Funds  (98.5%):
            7,859  DIAMONDS Trust Series I                             $          792,973
           19,493  iShares Dow Jones U.S.                                         441,322
                   Telecommunications Sector Index
                   Fund
           39,397  iShares EAFE Index Fund                                      5,571,129
           30,150  iShares MSCI Canada Index                                      465,215
            1,341  iShares MSCI Emerging Markets                                  231,323
                   Index
           25,101  iShares MSCI EMU Index Fund                                  1,563,541
           20,286  iShares MSCI Hong Kong Index                                   225,580
                   Fund
           58,113  iShares MSCI Japan Index Fund                                  563,696
           22,478  iShares MSCI Mexico Index Fund                                 459,675
           44,281  iShares MSCI Singapore Index                                   301,111
                   Fund
           43,497  iShares MSCI United Kingdom Index                              710,306
                   Fund
           56,918  iShares Russell 1000 Index Fund                              3,395,727
            5,574  iShares Russell 3000 Value Index                               438,785
                   Fund
            8,612  iShares Russell Midcap Value                                   862,061
           11,724  iShares S&P Global 100 Index Fund                              661,351
            1,500  iShares S&P Latin America 40 Index                             100,815
                   Fund
            6,294  iShares S&P Small Cap 600 BARRA                                688,375
                   Value Fund
           10,387  iShares S&P Small Cap 600 Index                              1,498,221
                   Fund
           27,220  iShares U.S. Healthcare Sector                               1,517,243
                   Index Fund
           12,472  Materials Select Sector SPDR Trust                             343,604
                   Index Fund
            7,836  MidCap SPDR Trust Series 1                                     850,441
            6,875  SPDR Trust Series 1                                            768,488
                                                                                  -------
Total Mutual Funds (Cost $20,640,989)                                          22,450,982
                                                                               ----------

Cash Equivalent  (1.5%):
          330,925  Huntington Money Market Fund,                                  330,925
                                                                                  -------
                   Interfund Class *
Total Cash Equivalent (Cost $330,925)                                             330,925
                                                                                  -------



Total Investments (Cost $20,971,914) (a)   -   100.0%                          22,781,907
Liabilities in excess of other assets   -   0.0%                                  (7,511)
                                                                                  -------

NET ASSETS   -   100.0%                                                $       22,774,396
                                                                               ==========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $1,948,905
      Unrealized depreciation                          (138,912)
                                             --------------------

      Net unrealized appreciation                     $1,809,993
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.









Huntington Situs Small Cap Fund
Portfolio of Investments                                 September 30, 2004
(Unaudited)

       Shares or   Security
  Principal Amount Description                                                    Value
Common Stocks  (99.7%):
Australia  (0.4%):
Chemicals - Diversified  (0.4%):
           16,000  Orica Ltd.                                          $          201,434
                                                                                  -------
Chile  (0.2%):
Chemicals  (0.2%):
            2,400  Sociedad Quimica y Minera de Chile                             115,680
                                                                                  -------
                   SA ADR
Denmark  (0.9%):
Electrical & Electronic  (0.4%):
           14,500  Vestas Wind Systems A/S (b)                                    210,206
                                                                                  -------
Pharmaceuticals  (0.5%):
            5,700  Novozymes A/S, Class B                                         257,186
                                                                                  -------
                                                                                  467,392
Finland  (0.2%):
Machinery  (0.2%):
            1,600  Kone OYJ, Class B                                               96,511
                                                                                   ------
Germany  (1.4%):
Drugs  (0.5%):
           12,700  Stada Arzneimittel AG                                          282,731
                                                                                  -------
Retail  (0.9%):
           10,000  Douglas Holding AG                                             298,364
            3,275  Fielmann AG                                                    188,993
                                                                                  -------
                                                                                  487,357
                                                                                  770,088
Hong Kong  (0.2%):
Television  (0.2%):
           19,000  Television Broadcasts Ltd.                                      85,046
                                                                                   ------
Ireland  (0.7%):
Financial Services  (0.6%):
           91,000  Halma PLC                                                      277,857
                                                                                  -------
Food & Beverage  (0.1%):
            3,200  Kerry Group PLC                                                 70,841
                                                                                   ------
                                                                                  348,698
Italy  (0.2%):
Oil & Gas  (0.2%):
            7,200  Saipem SPA                                                      81,040
                                                                                   ------
Japan  (0.8%):
Agriculture  (0.0%):
               90  Hokuto Corp.                                                     1,436
                                                                                    -----
Electrical & Electronic  (0.2%):
           14,000  Furuno Electric                                                 94,805
                                                                                   ------
Fats & Oils  (0.3%):
           14,000  Fuji Oil Co. Ltd.                                              174,086
                                                                                  -------
Medical Supplies  (0.3%):
            9,000  Tanabe Seiyaku Co. Ltd.                                         80,252
            2,700  Terumo Corp.                                                    61,601
                                                                                   ------
                                                                                  141,853
                                                                                  412,180
Singapore  (0.5%):
Beer & Ale  (0.5%):
           55,000  Asia Pacific Breweries Ltd.                                    238,336
                                                                                  -------
Spain  (0.5%):
Public Thoroughfares  (0.5%):
           14,566  Acesa Infraestructuras SA                                      272,280
                                                                                  -------
Sweden  (0.5%):
Auto Parts & Equipment  (0.5%):
           17,000  Haldex AB                                                      241,680
                                                                                  -------
Switzerland  (0.5%):
Confectionery  (0.5%):
               22  Lindt & Spruengli AG                                           263,272
                                                                                  -------
United Kingdom  (1.2%):
Commercial Services  (0.4%):
           88,800  Aggreko PLC                                                    229,301
                                                                                  -------
Diversified Minerals  (0.3%):
            8,600  Antofagasta Holdings                                           176,254
                                                                                  -------
Industrial Goods & Services  (0.5%):
           32,300  Bunzl PLC                                                      243,634
                                                                                  -------
                                                                                  649,189
United States  (91.5%):
Aerospace & Defense  (2.8%):
            6,300  Alliant Techsystems, Inc. (b)                                  381,150
           26,000  Armor Holdings, Inc. (b)                                     1,081,860
                                                                                ---------
                                                                                1,463,010
Apparel & Textiles  (2.2%):
                                37,050     Fossil, Inc. (b)                     1,146,327
                                                                               ----------
Banking  (6.2%):
           15,300  Anchor Bancorp Wisconsin, Inc.                                 396,270
           20,000  Bancshares of Florida, Inc (b)                                 317,400
            9,160  Banknorth Group, Inc.                                          320,600
           46,400  Colonial Bancgroup, Inc.                                       948,880
            7,500  Main Street Banks, Inc.                                        229,500
            8,420  SCBT Financial Corp                                            248,390
           15,800  WSFS Financial Corp.                                           790,000
                                                                                  -------
                                                                                3,251,040
Building & Construction  (2.9%):
           24,600  Florida Rock Industries                                      1,205,154
            4,125  MDC Holdings, Inc.                                             301,538
                                                                                  -------
                                                                                1,506,692
Business Services  (1.6%):
            8,900  CDI Corp.                                                      182,450
           16,900  Jacobs Engineering Group, Inc. (b)                             647,101
                                                                                  -------
                                                                                  829,551
Chemicals  (0.7%):
           11,000  Albemarle Corp.                                                385,990
                                                                                  -------
Combination Utility Services  (0.4%):
            6,100  Northwest Natural Gas Co.                                      193,553
                                                                                  -------
Commercial Physical Research  (0.3%):
           16,000  Albany Molecular Research (b)                                  153,600
                                                                                  -------
Commercial Services & Supplies  (0.5%):
            8,000  StarTek, Inc.                                                  250,880
                                                                                  -------
Communications Equipment  (1.0%):
           28,900  Standard Microsystems Corp. (b)                                506,039
                                                                                  -------
Computer Services  (7.3%):
           22,800  Cerner Corp. (b)                                               986,328
           27,000  Espeed, Inc. (b)                                               265,410
           19,300  Hutchinson Technology, Inc. (b)                                515,889
           37,700  Intergraph Corp. (b)                                         1,024,309
           57,900  Transaction Systems Architects,                              1,076,071
                                                                                ---------
                   Inc. (b)
                                                                                3,868,007
Consumer Products - Misc.  (0.9%):
            7,000  The Scotts Co. (b)                                             449,050
                                                                                  -------
Electric Services  (0.8%):
           16,400  Hawaiian Electric Industries, Inc.                             435,256
                                                                                  -------
Electronic Components  (0.9%):
           37,600  Methode Electronics, Inc.                                      480,904
                                                                                  -------
Electronic Measuring Instruments  (1.6%):
           18,800  Garmin Ltd.                                                    813,100
                                                                                  -------
Energy  (2.0%):
           33,500  Headwaters, Inc. (b)                                         1,033,810
                                                                                ---------
Fire, Marine & Casualty Insurance  (1.6%):
           22,000  Arch Capital Group (b)                                         856,680
                                                                                  -------
Food & Beverages  (1.9%):
           24,477  Fresh Del Monte Produce, Inc.                                  609,722
           15,500  Performance Food Group Co. (b)                                 367,350
                                                                                  -------
                                                                                  977,072
Gas Production & Distribution  (1.2%):
           16,250  UGI Corp.                                                      605,475
                                                                                  -------
Home Furnishings Rental  (0.7%):
           13,850  RENT-A-CENTER, Inc. (b)                                        358,161
                                                                                  -------
Hotels & Lodging  (2.7%):
           13,700  Kerzner International Ltd. (b)                                 602,389
           11,700  Mandalay Resort Group                                          803,205
                                                                                  -------
                                                                                1,405,594
Household Furnishings  (1.4%):
           20,000  American Woodmark Corp.                                        740,500
                                                                                  -------
Insurance  (1.7%):
           42,300  Scottish Annuity & Life Holdings Ltd.                          895,491
                                                                                  -------
Leisure  (1.4%):
           16,050  Brunswick Corp.                                                734,448
                                                                                  -------
Machinery  (3.6%):
           18,400  Cuno, Inc. (b)                                               1,062,600
           36,000  Intermagnetics General Corp. (b)                               833,400
                                                                                  -------
                                                                                1,896,000
Medical & Medical Services  (4.9%):
           17,500  Bio-Rad Laboratories, Inc., Class A                            894,250
                   (b)
            6,200  Coventry Health Care, Inc. (b)                                 330,894
           23,700  Edwards Lifesciences Corp. (b)                                 793,950
           10,000  Kindred Healthcare, Inc. (b)                                   244,000
            4,050  Unitedhealth Group, Inc.                                       298,647
                                                                                  -------
                                                                                2,561,741
Metals & Mining  (4.4%):
           21,200  Precision Castparts Corp.                                    1,273,060
           38,500  RTI International Metals, Inc. (b)                             745,745
           10,700  Timken Co.                                                     263,434
                                                                                  -------
                                                                                2,282,239
Miscellaneous Business Services  (0.7%):
            8,000  Ryder System, Inc.                                             376,320
                                                                                  -------
Office Equipment  (1.5%):
           26,000  Global Imaging Systems, Inc. (b)                               808,080
                                                                                  -------
Paper & Paper Products  (2.0%):
           30,400  Universal Forest Products                                    1,039,680
                                                                                ---------
Petroleum & Petroleum Products  (9.1%):
           27,600  Denbury Resources, Inc. (b)                                    701,040
           16,200  Houston Exploration Co. (b)                                    961,469
           14,300  Hydril Co. (b)                                                 614,185
            4,700  Newfield Exploration Co. (b)                                   287,828
           24,750  Patina Oil & Gas Corp.                                         731,857
           20,500  Varco International, Inc. (b)                                  549,810
           16,500  Veritas DGC, Inc. (b)                                          375,870
           18,416  Xto Energy, Inc.                                               598,152
                                                                                  -------
                                                                                4,820,211
Pharmaceuticals  (0.6%):
            9,300  Par Pharmaceutical, Inc. (b)                                   334,149
                                                                                  -------
Printing & Publishing  (0.3%):
            4,600  Banta Corp.                                                    182,850
                                                                                  -------
Real Estate Investment Trusts  (1.6%):
            6,900  CBL & Associates Properties, Inc.                              420,555
            8,000  Healthcare Realty Trust, Inc.                                  312,320
           10,900  HRPT Properties Trust                                          119,791
                                                                                  -------
                                                                                  852,666
Recreation & Utility Trailer Dealers  (0.4%):
            7,200  Thor Industries, Inc.                                          190,584
                                                                                  -------
Residential Building Construction  (0.8%):
            9,100  Toll Brothers, Inc. (b)                                        421,603
                                                                                  -------
Residential Lighting Fixtures  (1.0%):
           17,000  Thomas Industries, Inc.                                        533,800
                                                                                  -------
Retail  (6.9%):
            7,500  AnnTaylor Stores Corp. (b)                                     175,500
            8,500  Columbia Sportswear Co. (b)                                    463,250
           14,200  Polo Ralph Lauren Corp.                                        516,454
           22,100  Reebok International Ltd.                                      811,512
           36,400  Urban Outfitters, Inc. (b)                                   1,252,159
           21,900  West Marine, Inc. (b)                                          468,222
                                                                                  -------
                                                                                3,687,097
Semiconductor Equipment  (1.0%):
           14,150  Imation Corp.                                                  503,599
                                                                                  -------
Steel  (1.5%):
            2,600  Quanex Corp.                                                   133,328
           25,300  Steel Technologies, Inc.                                       648,110
                                                                                  -------
                                                                                  781,438
Surgical Appliances & Supplies  (2.0%):
           30,400  Mentor Corp.                                                 1,023,872
                                                                                ---------
Technology  (1.2%):
           14,000  Black Box Corp.                                                517,300
           20,000  Compuware Corp. (b)                                            103,000
                                                                                  -------
                                                                                  620,300
Telecommunications  (0.8%):
           32,000  Inet Technologies, Inc. (b)                                    402,560
                                                                                  -------
Transportation Services  (1.1%):
           28,750  Werner Enterprises, Inc.                                       555,163
                                                                                  -------
Wireless Equipment  (1.4%):
           42,100  Audiovox Corp., Class A (b)                                    708,964
                                                                                  -------
                                                                               47,923,146
Total Common Stocks (Cost $40,617,350)                                         52,165,972
                                                                               ----------

Cash Equivalents  (0.4%):
          216,355  Huntington Money Market Fund,                                  216,355
                                                                                  -------
                   Interfund Class *
Total Cash Equivalents (Cost $216,355)                                            216,355
                                                                                  -------

Short-Term Securities Held as Collateral for Securities Lending  (3.4%):
       $1,791,950  Pool of various securities for
Huntington
1,791,950
                   Funds- See Footnote G (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities
Lending (Cost $1,791,950)                                                       1,791,950


Total Investments (Cost $42,625,655) (a)   -   103.5%                          54,174,277
Liabilities in excess of other assets   -   (3.5)%                            (1,868,005)

NET ASSETS   -   100.0%                                                $       52,306,272
                                                                               ==========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                        $12,224,258
      Unrealized depreciation                          (675,635)
                                             --------------------

      Net unrealized appreciation                    $11,548,622
      (depreciation)
                                            ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.











Huntington Fixed Income Securities Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)


        Principal  Security
  Amount or Shares Description                                                    Value
Corporate Bonds  (52.1%):
Auto/Truck Parts & Equipment  (0.6%):
       $1,000,000  Carlisle Cos., Inc., 7.250%,                        $        1,079,573
                                                                                ---------
                   1/15/07
Banks  (1.3%):
        1,000,000  First Tennessee Bank, 6.400%,                                1,102,357
                   4/1/08
        1,000,000  KeyCorp, 6.750%, 3/15/06                                     1,058,962
                                                                                ---------
                                                                                2,161,319
Building & Construction  (1.0%):
        1,500,000  Hanson PLC, 7.875%, 9/27/10                                  1,757,175
                                                                                ---------
Business Services  (0.6%):
        1,000,000  Reynolds & Reynolds, 7.000%,                                 1,055,837
                                                                                ---------
                   12/15/06
Diversified Financial Services  (11.4%):
        2,000,000  American General Finance, 6.100%,                            2,103,586
                   5/22/06
        1,000,000  Ford Motor Credit Co., 7.750%,                               1,023,055
                   3/15/05
        2,000,000  Ford Motor Credit Co., 7.600%,                               2,076,844
                   8/1/05
        2,000,000  General Electric Capital Corp.,                              2,118,882
                   5.450%, 1/15/13
        1,000,000  General Motors Acceptance Corp.,                             1,049,023
                   6.875%, 9/15/11
        1,000,000  General Motors Acceptance Corp.,                             1,039,111
                   6.875%, 8/28/12
        2,000,000  Goldman Sachs Group, Inc.,                                   2,233,532
                   6.600%, 1/15/12
        1,000,000  Household Financial Corp., 5.750%,                           1,056,984
                   1/30/07
        3,000,000  Lehman Brothers Holdings, 7.500%,                            3,260,415
                   9/1/06
        1,000,000  MBNA America Bank N.A., 6.500%,                              1,057,232
                   6/20/06 (c)
        1,000,000  MBNA Corp., 6.875%, 6/1/05                                   1,025,438
        1,000,000  The Bear Stearns Cos., Inc.,                                 1,055,132
                                                                                ---------
                   6.500%, 5/1/06
                                                                               19,099,234
Diversified Manufacturing  (2.0%):
        2,000,000  Eaton Corp., 8.900%, 8/15/06                                 2,208,114
        1,000,000  Norsk Hydro AS, 6.700%, 1/15/18                              1,140,487
                                                                                ---------
                                                                                3,348,601
Diversified Telecommunications  (0.7%):
        1,000,000  Alltel Ohio LP, 8.000%, 8/15/10 (c)                          1,178,759
                                                                                ---------
Electrical Services  (5.6%):
        1,000,000  Atlantic City Electric, 6.750%,                              1,077,897
                   5/12/08
        1,000,000  Cincinnati Gas & Electric Co.,                               1,080,131
                   6.400%, 4/1/08
        1,000,000  Cinergy Global Resources, 6.200%,                            1,085,116
                   11/3/08 (c)
        1,000,000  CLECO Corp., 6.520%, 5/15/09                                 1,063,484
        4,000,000  Dominion Resources, Inc., 5.000%,                            3,994,700
                   3/15/13
        1,185,000  Pacificorp, 6.750%, 4/1/05                                   1,208,455
                                                                                ---------
                                                                                9,509,783
Electronic Components  (0.6%):
        1,000,000  Philips Electronics NV, 8.375%,                              1,092,337
                                                                                ---------
                   9/15/06
Electronic Equipment & Instruments  (1.3%):
        1,000,000  Cooper Industries, Inc., 5.250%,                             1,048,744
                   7/1/07
        1,000,000  Thermo Electron Corp., 7.625%,                               1,116,160
                                                                                ---------
                   10/30/08
                                                                                2,164,904
Health Care Products  (0.9%):
        1,400,000  Allegiance Corp., 7.300%, 10/15/06                           1,489,051
                                                                                ---------
Insurance  (5.7%):
        2,075,000  Anthem Insurance, 9.125%, 4/1/10                             2,567,302
                   (c)
        1,750,000  Lincoln National Corp., 7.250%,                              1,804,738
                   5/15/05
        2,000,000  Metlife, Inc., 5.000%, 11/24/13                              2,011,760
        2,000,000  Protective Life Corp., 5.875%,                               2,107,160
                   8/15/06 (c)
        1,000,000  SunAmerica, Inc., 6.750%, 10/1/07                            1,090,865
                                                                                ---------
                                                                                9,581,825
Medical Instruments & Supplies  (1.3%):
        2,170,000  Boston Scientific, 6.625%, 3/15/05                           2,208,170
                                                                                ---------
Multimedia  (1.3%):
        1,000,000  AOL Time Warner, Inc., 7.750%,                               1,031,465
                   6/15/05
        1,000,000  E.W. Scripps Co., 6.625%,                                    1,102,490
                                                                                ---------
                   10/15/07
                                                                                2,133,955
Petroleum & Petroleum Products  (2.7%):
        1,000,000  Kinder Morgan Energy Partners,                               1,090,568
                   6.800%, 3/1/08
        2,000,000  Kinder Morgan Energy Partners,                               2,270,088
                   7.400%, 3/15/31
        1,000,000  Teppco Partners LP, 7.625%,                                  1,160,232
                                                                                ---------
                   2/15/12
                                                                                4,520,888
Pipelines  (0.5%):
          750,000  Trans-Canada Pipelines, 9.125%,                                817,056
                                                                                  -------
                   4/20/06
Printing & Publishing  (0.9%):
        1,200,000  Knight-Ridder, Inc., 9.875%,                                 1,490,996
                                                                                ---------
                   4/15/09
Pulp Mills  (0.4%):
          600,000  Weyerhaeuser Co., 5.500%,                                      607,880
                                                                                  -------
                   3/15/05
Railroads  (1.3%):
        1,000,000  Atchison Topeka & Santa Fe                                   1,061,145
                   Railroad, 6.550%, 7/1/06
        1,000,000  Union Pacific Corp., 6.625%,                                 1,078,003
                                                                                ---------
                   2/1/29
                                                                                2,139,148
Real Estate Investment Trusts  (6.5%):
        1,045,000  Avalon Properties, 6.875%,                                   1,151,976
                   12/15/07
        1,000,000  Carramerica Realty Corp, 6.625%,                             1,014,657
                   3/1/05
        2,000,000  Duke Realty LP, 3.500%, 11/1/07                              2,006,384
        1,500,000  Gables Realty, 5.750%, 7/15/07                               1,583,927
        1,000,000  MACK-CALI Realty LP, 7.750%, 2/15/11                         1,159,061
          310,000  Merry Land & Investment Co., Inc,                              319,517
                   7.250%, 6/15/05
        1,949,000  Simon Debartolo, 6.875%, 11/15/06                            2,066,536
          580,000  Simon Property Group LP, 7.375%,                               611,525
                   1/20/06
        1,000,000  Weingarten Realty Investment,                                1,155,534
                                                                                ---------
                   7.350%, 7/20/09
                                                                               11,069,117
Reinsurance  (2.6%):
        2,000,000  General Electric Global Insurance                            2,291,288
                   Holding Corp., 7.500%, 6/15/10
        2,000,000  RenaissanceRe Holdings Ltd.,                                 2,108,612
                                                                                ---------
                   5.875%, 2/15/13
                                                                                4,399,900
Retail  (1.6%):
        2,500,000  Tandy Corp., 6.950%, 9/1/07                                  2,733,298
                                                                                ---------
Telecommunication Services  (0.7%):
        1,000,000  Verizon Global Funding Corp.,                                1,197,622
                                                                                ---------
                   7.750%, 12/1/30
Telephone Communication  (0.6%):
        1,000,000  Cox Communications, Inc., 7.750%,                            1,072,702
                                                                                ---------
                   8/15/06
Total Corporate Bonds (Cost $84,779,364)                                       87,909,130
                                                                               ----------

U.S. Government Agencies  (22.7%):
Federal Farm Credit Bank  (3.5%):
        4,000,000  2.790%, 10/16/06                                             3,990,156
        2,000,000  3.625%, 7/28/08                                              2,001,018
                                                                                ---------
                                                                                5,991,174
Federal Home Loan Bank  (4.7%):
        3,000,000  2.500%, 12/4/06                                              2,974,635
        3,000,000  5.010%, 9/28/07                                              3,038,508
        2,000,000  3.875%, 8/22/08                                              2,008,020
                                                                                ---------
                                                                                8,021,163
Federal Home Loan Mortgage Corporation  (5.3%):
        2,000,000  3.000%, 5/26/06                                              2,008,040
        1,000,000  2.750%, 8/15/06                                                999,458
        3,000,000  2.000%, 5/21/07                                              2,997,594
        2,000,000  3.640%, 8/12/08                                              2,013,452
        1,000,000  5.000%, 1/27/17                                                989,098
                                                                                  -------
                                                                                9,007,642
Federal National Mortgage Association  (9.2%):
        1,000,000  3.000%, 11/1/05                                              1,000,570
        1,000,000  2.500%, 5/12/06                                                997,952
        3,000,000  2.450%, 9/29/06                                              2,978,760
        3,000,000  3.250%, 7/30/07                                              3,008,961
        3,000,000  4.375%, 9/15/12 (d)                                          2,994,189
        4,000,000  6.210%, 8/6/38                                               4,473,780
                                                                                ---------
                                                                               15,454,212
Total U.S. Government Agencies (Cost $37,929,885)                              38,474,191
                                                                               ----------

U.S. Treasury Obligations  (20.9%):
U.S. Treasury Bonds  (8.7%):
        2,000,000  8.750%, 8/15/20                                              2,899,140
        2,000,000  6.750%, 8/15/26 (d)                                          2,484,062
        1,500,000  5.250%, 11/15/28                                             1,560,117
        3,000,000  6.250%, 5/15/30                                              3,560,625
        4,000,000  5.375%, 2/15/31                                              4,285,000
                                                                                ---------
                                                                               14,788,944
U.S. Treasury Inflation Protected Bonds  (3.0%):
        1,785,000  3.375%, 1/15/12                                              2,157,362
        2,000,000  3.625%, 4/15/28                                              2,971,646
                                                                                ---------
                                                                                5,129,008
U.S. Treasury Notes  (9.2%):
        5,000,000  2.250%, 4/30/06 (d)                                          4,985,545
        4,000,000  3.125%, 10/15/08                                             3,994,064
        1,000,000  7.500%, 11/15/16                                             1,285,117
        4,500,000  6.125%, 8/15/29                                              5,244,435
                                                                                ---------
                                                                               15,509,161
Total U.S. Treasury Obligations (Cost $33,581,692)                             35,427,113
                                                                               ----------

U.S. Government Mortgage Backed Agencies  (1.7%):
Federal National Mortgage Association  (1.2%):
          972,680  Pool # 254403, 6.000%, 8/1/17                                1,020,581
          935,447  Pool # 599630, 6.500%, 8/1/16                                  990,974
                                                                                  -------
                                                                                2,011,555
Government National Mortgage Association  (0.5%):
          346,841  Pool # 345128, 6.500%, 1/15/24                                 368,052
           70,995  Pool # 352982, 7.500%, 5/15/24                                  76,810
           51,747  Pool # 363175, 7.000%, 11/15/08                                 54,916
           72,518  Pool # 372962, 7.000%, 3/15/24                                  77,692
           30,237  Pool # 373015, 8.000%, 6/15/24                                  33,276
          181,994  Pool # 383488, 7.000%, 2/15/09                                 193,661
                                                                                  -------
                                                                                  804,407
Total U.S. Government Mortgage Backed Agencies (Cost $2,715,423)                2,815,962
                                                                                ---------
Preferred Stock  (0.7%):
Bank Holding Companies  (0.2%):
           10,000  Suntrust Capital IV, 7.125%                                    262,600
                                                                                  -------
Financial Services  (0.2%):
            1,400  National Commerce Capital Trust II,                             37,464
                   7.700%
           20,000  Wells Fargo Capital Trust IV,                                  521,600
                                                                                  -------
                   7.000%
                                                                                  559,064
Life/Health Insurance  (0.2%):
           10,000  Aetna, Inc., 8.500%                                            269,100
                                                                                  -------
Real Estate Investment Trusts  (0.1%):
            5,000  Public Storage, Series R, 8.000%                               132,100
                                                                                  -------
Total Preferred Stock (Cost $1,229,101)                                         1,222,864
                                                                                ---------

Cash Equivalent  (3.6%):
        6,157,842  Huntington Money Market Fund,                                6,157,842
                                                                                ---------
                   Interfund Class *
Total Cash Equivalent (Cost $6,157,842)                                         6,157,842
                                                                                ---------

Short-Term Securities Held as Collateral for Securities Lending  (4.9%):
        8,240,250  Pool of various securities for Huntington                    8,240,250
                                                                                ---------
                   Funds- See Footnote G (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities
Lending (Cost $8,240,250)                                                      8,240,250


Total Investments (Cost $174,633,557) (a)   -   106.6%                        180,247,352
Liabilities in excess of other assets   -   (6.6)%                           (11,072,188)

NET ASSETS   -   100.0%                                                $      169,175,164
                                                                              ===========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $6,172,155
      Unrealized depreciation                          (558,360)
                                             --------------------

      Net unrealized appreciation                     $5,613,795
      (depreciation) ..........
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.










Huntington Intermediate Government Income Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)



        Principal  Security
  Amount or Shares Description                                                    Value
U.S. Government Agencies  (49.0%):
Federal Farm Credit Bank  (3.3%):
       $1,000,000  5.750%, 1/18/11                                     $        1,091,273
        2,000,000  4.900%, 3/17/14                                              1,955,316
                                                                                ---------
                                                                                3,046,589
Federal Home Loan Bank  (10.3%):
        3,000,000  1.690%, 10/13/04                                             2,998,260
        1,000,000  4.000%, 7/8/11                                                 980,088
        1,000,000  Series 3M08, 3.040%, 5/28/08                                   987,053
        2,000,000  Series EM09, 5.985%, 4/9/09                                  2,199,060
        2,000,000  Series ID10, 6.625%, 11/15/10                                2,273,770
                                                                                ---------
                                                                                9,438,231
Federal Home Loan Mortgage Corporation  (21.6%):
        1,500,000  4.260%, 7/19/07                                              1,536,753
        1,000,000  3.250%, 1/28/08                                                998,236
        1,255,000  3.650%, 5/7/08                                               1,256,929
        2,000,000  3.000%, 5/13/08                                              1,975,194
        2,000,000  2.650%, 5/30/08                                              1,950,016
        1,500,000  4.750%, 12/8/10                                              1,512,249
        1,500,000  4.500%, 12/16/10                                             1,502,000
        2,000,000  6.000%, 6/15/11                                              2,213,146
        2,000,000  4.750%, 10/11/12                                             1,991,664
        1,500,000  5.162%, 12/16/13                                             1,537,635
        3,500,000  5.200%, 3/5/19                                               3,434,066
                                                                                ---------
                                                                               19,907,888
Federal National Mortgage Association  (13.8%):
        2,000,000  2.810%, 9/28/06                                              1,996,248
        1,000,000  3.500%, 12/28/06                                             1,005,848
        2,000,000  3.410%, 8/30/07                                              2,004,090
        1,000,000  3.500%, 10/15/07                                             1,000,401
        1,500,000  6.375%, 6/15/09                                              1,670,231
        2,000,000  5.500%, 7/18/12                                              2,035,970
        2,000,000  4.375%, 7/17/13                                              1,938,588
        1,000,000  5.380%, 10/2/13                                              1,060,708
                                                                                ---------
                                                                               12,712,084
Total U.S. Government Agencies (Cost $44,181,841)                              45,104,792
                                                                               ----------

U.S. Government Mortgage Backed Agencies  (33.4%):
Federal Home Loan Mortgage Corporation  (11.7%):
        1,805,507  Pool # C90699, 5.000%, 8/1/23                                1,816,100
          933,741  Pool # E01184, 6.000%, 8/1/17                                  979,174
          997,980  Pool # G08005, 5.500%, 8/1/34                                1,012,896
          995,623  Pool # M80773, 5.000%, 10/1/09                               1,017,728
        1,632,379  Series 2555, Class B, 4.250%,                                1,630,286
                   1/15/18
        2,500,000  Series 2571, Class VP, 5.500%,                               2,520,228
                   7/15/21
          795,748  Series 2591, Class QY, 5.000%,                                 808,136
                   5/15/14
        1,000,000  Series 2670, Class QP, 4.000%,                                 985,814
                                                                                  -------
                   2/15/27
                                                                               10,770,362
Federal National Mortgage Association  (15.8%):
        2,080,386  Pool # 254759, 4.500%, 6/1/18                                2,079,203
          908,566  Pool # 254911, 5.000%, 10/1/23                                 912,771
        1,985,279  Pool # 255360, 5.000%, 8/1/24                                1,991,994
          519,577  Pool # 647408, 5.000%, 10/1/17                                 529,342
          726,162  Pool # 677002, 5.500%, 1/1/18                                  752,146
          448,081  Pool # 681289, 5.500%, 1/1/18                                  464,115
        2,394,033  Pool # 685852, 5.500%, 1/1/18                                2,479,699
        1,412,229  Series 2003-108, Class HA, 5.000%,                           1,429,879
                    1/25/27
        2,075,131  Series 2003-11, Class BA, 5.500%,                            2,118,054
                   8/25/32
          727,174  Series 2003-16, Class CB, 4.000%,                              721,941
                   2/25/33
          964,089  Series 2004-28, Class PB, 6.000%,                              998,868
                                                                                  -------
                   8/25/28
                                                                               14,478,012
Government National Mortgage Association  (5.9%):
          782,671  Pool # 2699, 6.000%, 1/20/29                                   812,716
        1,040,649  Pool # 576456, 6.000%, 3/15/32                               1,080,614
        1,995,538  Series 2002-70, Class A, 4.000%,                             2,022,615
                   8/20/32
        1,500,000  Series 2003-100, Class VB, 5.500%,                           1,523,140
                                                                                ---------
                   1/20/23
                                                                                5,439,085
Total U.S. Government Mortgage Backed Agencies (Cost $30,643,600)              30,687,459
                                                                               ----------

U.S. Treasury Notes  (16.0%):
        1,000,000  7.875%, 11/15/04                                             1,007,500
        2,000,000  4.625%, 5/15/06                                              2,069,140
        2,000,000  6.875%, 5/15/06                                              2,140,312
        2,000,000  7.000%, 7/15/06                                              2,155,624
        1,000,000  6.500%, 10/15/06                                             1,076,602
        2,000,000  6.125%, 8/15/07                                              2,179,296
        2,000,000  3.375%, 11/15/08                                             2,014,140
        1,000,000  5.000%, 8/15/11                                              1,074,727
        1,000,000  2.000%, 1/15/14                                              1,049,574
                                                                                ---------
Total U.S. Treasury Notes (Cost $14,139,495)                                   14,766,915
                                                                               ----------

Cash Equivalent  (1.2%):
        1,129,158  Huntington Money Market Fund,                                1,129,158
                                                                                ---------
                   Interfund Class *
Total Cash Equivalent (Cost $1,129,158)                                         1,129,158
                                                                                ---------



Total Investments (Cost $90,094,094) (a)   -   99.6%                           91,688,324
Other assets in excess of liabilities   -   0.4%                                  323,350
                                                                                  -------

NET ASSETS   -   100.0%                                                $       92,011,674
                                                                               ==========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $1,942,219
      Unrealized depreciation                          (347,989)
                                             --------------------

      Net unrealized appreciation                     $1,594,230
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.










Huntington Michigan Tax-Free Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)


      Principal    Security
  Amount or Shares Description                                                    Value
Municipal Bonds  (98.3%):
Michigan  (98.3%):
          $80,000  Alpena, MI, Public Schools, G.O.,                   $           86,253
                   (MBIA Ins), 5.500%, 5/1/09
          135,000  Ann Arbor, MI, Water Supply                                    134,058
                   Systems Revenue, Series Z, (AMBAC
                    Ins), 3.000%, 2/1/11
          195,000  Atherton, MI, Community School                                 221,986
                   District, G.O., 6.000%, 5/1/09
          100,000  Bedford, MI, Public School District,                           104,925
                   G.O., (FSA Ins), 4.650%, 5/1/12
          300,000  Birmingham, MI, Sewer                                          335,430
                   Improvements, G.O., 5.700%,
                   10/1/13
          400,000  Birmingham, MI, Sewer                                          446,836
                   Improvements, G.O., 5.750%,
                   10/1/14
          100,000  Bloomfield Hills, MI, School                                   106,756
                   Improvements, G.O., 5.000%,
                   5/1/11
          150,000  Brandon, MI, School District, G.O.,                            161,036
                   (FGIC Ins), 5.875%, 5/1/16
          100,000  Burton, MI, Water Supply & Sewer                               109,557
                   Revenue, (MBIA Ins), 5.000%,
                   12/1/08
          500,000  Cadillac, MI, Area Public Schools,                             525,665
                   G.O., (FGIC Ins), 5.375%, 5/1/10
          800,000  Caledonia, MI, Community Schools,                              873,959
                   G.O., 5.250%, 5/1/15
          135,000  Clarkson, MI, Community Schools                                146,752
                   Refunding, G.O., (AMBAC Ins),
                   5.000%, 5/1/08
          100,000  Coldwater, MI, Water Supply                                    105,211
                   Refunding Revenue, (AMBAC Ins),
                   4.750%, 7/1/10
          300,000  Coopersville, MI, Area Public                                  314,835
                   Schools, G.O., (MBIA Ins), 4.875%,
                   5/1/15
          250,000  Detroit, MI, Downtown Development                              267,080
                   Authority, Series A, (MBIA Ins),
                   4.650%, 7/1/10
          150,000  Detroit, MI, Public Improvements,                              162,170
                   Series A, G.O., (FGIC Ins), 5.375%,
                   4/1/11
          300,000  Detroit, MI, School District, G.O.,                            328,956
                   (FGIC Ins), 5.375%, 5/1/15
           50,000  Detroit, MI, Water Supply System,                               54,901
                   Series A, (MBIA Ins), 5.200%, 7/1/08
          235,000  Detroit, MI, Wayne County Stadium                              255,798
                   Authority Revenue, (FGIC Ins),
                   5.500%, 2/1/17
          100,000  East China, MI, School District                                105,855
                   Refunding, G.O., (FGIC Ins), 4.700%,
                    5/1/10
          100,000  Ferndale, MI, G.O., (FGIC Ins),                                111,924
                   6.000%, 5/1/08
          500,000  Ferndale, MI, G.O., (FGIC Ins),                                534,094
                   5.250%, 4/1/16
          250,000  Ferris State University, MI,                                   260,300
                   Refunding Revenue (FGIC Ins),
                   5.150%, 10/1/09
          100,000  Forest Hills, MI, Public Schools,                              102,869
                   G.O., 5.200%, 5/1/08
          250,000  Forest Hills, MI, Public Schools,                              274,043
                   G.O., 5.250%, 5/1/13
          400,000  Fowlerville, MI, Community School                              433,848
                   District, G.O., (MBIA Ins), 5.350%,
                   5/1/10
          200,000  Genesee County, MI, Building                                   214,118
                   Authority, G.O., (AMBAC Ins),
                   5.100%, 5/1/14
           50,000  Gerrish & Higgins, MI, School                                   51,698
                   District Refunding, G.O., (FSA Ins),
                   5.100%, 5/1/10
          500,000  Gibraltar, MI, School District G.O.,                           543,524
                   (MBIA Ins), 5.000%, 5/1/08
          200,000  Godwin Heights, MI, Public Schools,                            222,016
                   G.O., 5.600%, 5/1/14
          100,000  Grand Ledge, MI, Public School                                 104,724
                   District Refunding, G.O., (FSA Ins),
                   4.750%, 5/1/14
          545,000  Grand Rapids, MI, Downtown                                     559,039
                   Development Authority, (MBIA Ins),
                   6.600%, 6/1/08
          490,000  Greenville, MI, Public Schools                                 514,853
                   Refunding G.O., (FSA Ins), 4.900%,
                   5/1/13
          500,000  Grosse Isle Township, MI, School                               545,429
                   District Refunding, G.O., (FGIC Ins),
                   5.600%, 5/1/10
          655,000  Holland, MI, Water Supply Systems                              688,994
                   Revenue, Series A, 5.250%, 7/1/12
          200,000  Howell, MI, Public Schools, G.O.,                              220,346
                   5.000%, 5/1/10
          100,000  Hudsonville, MI, Public Schools,                               103,604
                   G.O. (FSA Ins), 3.500%, 5/1/08
          100,000  Hudsonville, MI, Public Schools,                               108,340
                   G.O., (FGIC Ins.), 5.050%, 5/1/12
          100,000  Huron Valley, MI, School District,                             107,938
                   G.O., (FGIC Ins), 5.350%, 5/1/07
           50,000  Huron Valley, MI, School District,                              53,149
                   G.O., (FGIC Ins), 4.800%, 5/1/13
           80,000  Ingham County, MI, Building                                     83,368
                   Authority Refunding Revenue,
                   (AMBAC Ins), 5.000%, 11/1/16
           50,000  Kalamazoo, MI,  Building Authority                              52,710
                   Revenue, (FSA Ins), 4.400%,
                   10/1/10
          100,000  Kalamazoo, MI, Hospital Finance                                106,416
                   Authority Refunding Revenue, (MBIA
                   Ins), 5.250%, 5/15/18
          450,000  Kelloggsville, MI, Public Schools,                             480,578
                   (FGIC Ins), 5.000%, 5/1/13
          175,000  Kent County, MI, Building Authority,                           186,874
                   G.O., 5.000%, 11/1/09
          250,000  Kent County, MI, Building Authority,                           267,808
                   G.O., 5.000%, 6/1/14
           25,000  Kent County, MI, Building Authority,                            26,547
                   G.O., 4.800%, 6/1/16
          500,000  Lake Shore, MI, Public Schools,                                542,934
                   (FSA Ins), 5.400%, 5/1/12
           50,000  Lamphere Schools, Madison Heights                               53,133
                   MI, G.O., (FGIC Ins), 5.000%,
                   5/1/15
          250,000  Lansing, MI, Board of Water & Light                            277,423
                   Revenue, Series A, 5.000%, 7/1/15
           75,000  Lansing/Ingham County, MI, Building                             82,019
                    Authority, G.O., 5.125%, 11/1/10
          200,000  Lansing/Ingham County, MI, Building                            218,826
                    Authority, G.O., 5.200%, 11/1/11
          100,000  Livingston County, MI, Water &                                 104,103
                   Sewer Improvements Revenue, (MBIA
                    Ins), 5.000%, 6/1/15
          110,000  Mancelona, MI, Public Schools,                                 115,876
                   (FGIC Ins), 5.200%, 5/1/12
          400,000  Michigan Municipal Building                                    426,112
                   Authority, 5.100%, 10/1/09
           75,000  Michigan Municipal Building Authority                           80,882
                    Revenue, 4.800%, 10/1/08
           45,000  Michigan Municipal Building                                     49,086
                   Authority, Pollution Control Revenue,
                   5.250%, 10/1/07
           75,000  Michigan Municipal Building                                     83,315
                   Authority, Pollution Control Revenue,
                   6.000%, 10/1/07
          250,000  Michigan Municipal Building                                    292,572
                   Authority, Water Utility Improvements
                    Revenue, 5.875%, 10/1/17
          150,000  Michigan State Building Authority                              163,914
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.000%, 10/15/08
          100,000  Michigan State Building Authority                              107,116
                   Revenue, Series I, 4.750%, 10/15/11
          300,000  Michigan State Building Authority                              338,418
                   Revenue, Series I, (AMBAC Ins),
                   6.500%, 10/1/07
          250,000  Michigan State Building Authority                              276,623
                   Revenue, Series I, (AMBAC Ins),
                   5.100%, 10/1/08
           50,000  Michigan State Building Authority                               55,469
                   Revenue, Series I, (AMBAC Ins),
                   5.200%, 10/1/09
           80,000  Michigan State Building Authority                               85,157
                   Revenue, Series I, (MBIA Ins),
                   4.750%, 10/15/12
          600,000  Michigan State Building Authority,                             646,134
                   Facilities Program Refunding
                   Revenue, Series I, 5.125%, 10/15/15
          250,000  Michigan State Building Authority,                             270,700
                   Facilities Program Refunding
                   Revenue, Series III, 5.000%,
                   10/15/07
          100,000  Michigan State Building Authority,                             106,859
                   Facilities Program Revenue, Series I,
                   5.500%, 10/15/06
        1,420,000  Michigan State Building Authority,                           1,555,269
                   Facilities Program Revenue, Series II,
                    5.000%, 10/15/12
          780,000  Michigan State Building Authority,                             854,302
                   Facilities Program Revenue, Series II,
                    5.000%, 10/15/14
          200,000  Michigan State Certificate                                     218,414
                   Participation, New Center
                   Development, Inc., (MBIA Ins),
                   5.500%, 9/1/07
          300,000  Michigan State Comprehensive                                   319,686
                   Transit Refunding Revenue, Series A,
                    (MBIA Ins), 5.250%, 8/1/12
          610,000  Michigan State Comprehensive                                   660,282
                   Transit Revenue, Series A, (MBIA
                   Ins), 5.000%, 11/1/10
          125,000  Michigan State Environmental                                   129,893
                   Protection Unrefunded, G.O., 4.875%, 11/1/07
          100,000  Michigan State Highway                                         107,949
                   Improvements Revenue, Series A,
                   (FGIC Ins), 5.250%, 11/1/07
          660,000  Michigan State Hospital Financing                              677,503
                   Authority, (AMBAC Ins), 6.000%,
                   1/1/09
           10,000  Michigan State Hospital Financing                               10,219
                   Authority, (AMBAC Ins), 5.750%,
                   5/15/16
          250,000  Michigan State School                                          265,628
                   Improvements, G.O., 4.800%,
                   12/1/11
          365,000  Michigan State Underground Storage                             387,973
                   Tank Financial Assurance Authority,
                   (AMBAC Ins), 5.500%, 5/1/09
          100,000  Muskegon County, MI, Building                                  106,118
                   Authority Refunding, G.O., (AMBAC
                   Ins), 4.625%, 9/1/13
           50,000  Oakland County, MI, Sewer                                       52,313
                   Improvements Refunding, G.O.,
                   4.950%, 10/1/09
           75,000  Onsted, MI, Community Schools,                                  80,203
                   G.O., (MBIA Ins), 5.250%, 5/1/17
           55,000  Ottawa County, MI, Holland                                      58,538
                   Township Water Supply, G.O.,
                   5.500%, 8/1/06
          500,000  Paw Paw, MI, Public School District,                           579,170
                   G.O., (FGIC Ins), 6.500%, 5/1/09
          100,000  Pinckney, MI, Community Schools,                               107,686
                   G.O., (FGIC Ins), 5.500%, 5/1/12
          200,000  Potterville, MI, Public Schools, G.O.,                         225,920
                    (FSA Ins), 5.550%, 5/1/14
          100,000  Reeths-Puffer, MI, Schools                                     104,444
                   Refunding, G.O., (FGIC Ins), 4.850%,
                    5/1/12
          150,000  Reeths-Puffer, MI, Schools, G.O.,                              157,650
                   (FGIC Ins), 5.250%, 5/1/12
          490,000  Romeo, MI, Community School                                    535,300
                   District, G.O., 5.250%, 5/1/15
          640,000  Saginaw Valley State University, MI,                           701,401
                    Revenue, (AMBAC Ins), 5.000%,
                   7/1/12
           65,000  South Lyon, MI, Community                                       68,955
                   Schools, G.O., 4.250%, 5/1/10
          100,000  South Lyon, MI, Community                                      105,452
                   Schools, G.O., (FGIC Ins), 5.375%,
                   5/1/06
          500,000  South Macomb, MI, Disposal                                     553,765
                   Authority Revenue, (AMBAC Ins),
                   5.375%, 9/1/12
          200,000  Sterling Heights, MI, Building                                 221,972
                   Authority, G.O., (FGIC Ins), 5.600%,
                   10/1/13
           50,000  Sterling Heights, MI, Public                                    53,062
                   Improvements, G.O., 5.250%,
                   10/1/06
           40,000  Three Rivers, MI, Community                                     42,029
                   Schools, G.O., (FSA Ins), 4.900%,
                   5/1/13
          120,000  Traverse City, MI, Area Public                                 134,879
                   Schools, (FGIC Ins), 7.250%, 5/1/07
          100,000  Unionville-Sebewaing, MI, Area                                 107,119
                   School District, G.O., 5.000%,
                   5/1/07
          300,000  University of Michigan Refunding                               324,039
                   Revenue, Series A-1, 5.250%,
                   12/1/10
          200,000  Van Buren County, MI, Public                                   207,992
                   Schools, G.O., (AMBAC Ins), 4.750%,
                    5/1/16
          500,000  Van Buren County, MI, Sewage                                   532,299
                   Disposal, G.O., (AMBAC Ins),
                   5.000%, 5/1/16
          200,000  Waterford, MI, School District                                 208,950
                   Refunding, G.O., 5.000%, 6/1/14
           50,000  Wayne County, MI, Community                                     53,378
                   Schools, G.O., 5.125%, 5/1/09
           50,000  Wayne County, MI, G.O., 5.200%,                                 54,966
                   10/1/12
          125,000  Wayne County, MI, G.O., 5.250%,                                133,870
                   6/1/16
          750,000  Wayne County, MI, Public                                       819,652
                   Improvements, Series A, G.O.,
                   5.250%, 10/1/12
           15,000  Wayne County, MI, Wayne                                         16,615
                   Community College, G.O., (AMBAC
                   Ins), 5.350%, 7/1/13
          350,000  Wayne County, MI, Westland                                     372,925
                   Community Schools, G.O., 5.125%,
                   5/1/11
          100,000  Wayne County, MI, Westland                                     106,601
                   Community Schools, G.O., (FSA Ins),
                    5.125%, 5/1/14
          500,000  Wayne State University, MI,                                    542,445
                   University & College Improvements
                   Revenue, (FGIC Ins), 4.750%,
                   11/15/08
          250,000  Wayne-Westland, MI, Community                                  263,243
                   Schools, G.O., (FSA Ins), 5.125%,
                   5/1/15
          110,000  West Branch Rose City, MI, Area                                118,858
                   School District, G.O., 5.375%,
                   5/1/07
          145,000  West Ottawa, MI, Public School                                 155,974
                   District, (FGIC Ins), 5.400%, 5/1/09
          355,000  West Ottawa, MI, Public School                                 385,484
                   District, (FGIC Ins), 5.400%, 5/1/09
           75,000  Western Michigan University                                     80,881
                   Refunding Revenue, (FGIC Ins),
                   5.000%, 11/15/11
          250,000  Whiteford, MI, Agricultural School                             269,245
                   District, G.O., 5.000%, 5/1/15
           85,000  Wyandotte, MI, Electric Utility                                 94,001
                   Refunding Revenue, (MBIA Ins),
                   5.375%, 10/1/13
           60,000  Wyoming, MI, Public Improvements,                               66,002
                    G.O., (FGIC Ins), 5.250%, 5/1/11
          100,000  Wyoming, MI, Public Schools, G.O.,                             108,983
                                                                                  -------
                   (FGIC Ins), 5.050%, 5/1/11
                                                                               30,283,338
Total Municipal Bonds (Cost $29,357,987)                                       30,283,338
                                                                               ----------

Cash Equivalent  (1.5%):
          457,836  Fidelity Institutional Tax-Exempt                              457,836
                                                                                  -------
                   Fund
Total Cash Equivalent (Cost $457,836)                                             457,836
                                                                                  -------



Total Investments (Cost $29,815,823) (a)   -   99.8%                           30,741,174
Other assets in excess of liabilities   -   0.2%                                   50,748

NET ASSETS   -   100.0%                                                $       30,791,922
                                                                               ==========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                           $985,943
      Unrealized depreciation                           (60,592)
                                             --------------------

      Net unrealized appreciation                       $925,351
      (depreciation) ..........
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.













Huntington Mortgage Securities Fund
Portfolio of Investments                                   September 30, 2004
(Unaudited)


      Principal    Security
  Amount or Shares Description                                                    Value
U.S. Government Mortgage Backed Agencies  (79.4%):
Federal Home Loan Mortgage Corporation  (23.2%):
$             262  Pool # 380059, 9.500%, 10/1/04                       $             265
          741,268  Pool # C00730, 6.000%, 3/1/29                                  767,824
          268,606  Pool # C90237, 6.500%, 11/1/18                                 283,511
        1,995,959  Pool # G08005, 5.500%, 8/1/34                                2,026,415
          988,240  Pool # M80927, 5.000%, 7/1/11                                1,010,418
          514,430  REMIC Series 2399, Class EC,                                   527,506
                   5.500%, 1/15/09
        2,000,000  REMIC Series 2481, Class PE,                                 2,063,474
                   6.000%, 4/15/31
        1,000,000  REMIC Series 2543, Class PQ,                                 1,026,742
                   5.500%, 4/15/22
        2,000,000  REMIC Series 2553, Class AE,                                 2,053,976
                   5.500%, 9/15/29
          537,377  REMIC Series 2584, Class LE,                                   510,008
                   4.000%, 12/15/13
        1,000,000  Series 2552, Class NM, 5.000%,                               1,016,993
                   11/15/26
        1,000,000  Series 2571, Class VP, 5.500%,                               1,008,717
                   7/15/21
        2,000,000  Series 2780, Class QC, 4.500%,                               2,000,127
                                                                                ---------
                   3/15/17
                                                                               14,295,976
Federal National Mortgage Association  (54.1%):
        1,785,716  Pool # 254442, 5.500%, 9/1/17                                1,850,173
          991,078  Pool # 254486, 5.000%, 9/1/17                                1,010,015
        1,202,091  Pool # 254720, 4.500%, 5/1/18                                1,201,783
        1,248,232  Pool # 254759, 4.500%, 6/1/18                                1,247,912
        1,689,541  Pool # 254802, 4.500%, 7/1/18                                1,689,108
        1,304,042  Pool # 254831, 5.000%, 8/1/23                                1,310,485
        2,651,293  Pool # 254908, 5.000%, 9/1/23                                2,664,393
        2,395,145  Pool # 254911, 5.000%, 10/1/23                               2,406,979
          987,126  Pool # 255320, 5.000%, 7/1/24                                  990,773
          453,339  Pool # 602879, 6.000%, 11/1/31                                 470,052
        1,094,764  Pool # 663808, 5.000%, 11/1/17                               1,115,682
          896,162  Pool # 681289, 5.500%, 1/1/18                                  928,509
        1,588,727  Pool # 684488, 5.000%, 12/1/17                               1,619,084
        1,665,897  Pool # 693256, 5.000%, 4/1/18                                1,696,569
        2,804,537  Pool # 729535, 5.500%, 7/1/33                                2,848,695
          736,708  Pool # 748422, 6.000%, 8/1/33                                  763,579
          176,242  Pool # E65142, 6.500%, 7/1/11                                  186,780
          187,940  REMIC Series 2001-60, Class GR,                                187,797
                   6.000%, 4/25/30
        1,407,796  Series 2003-38, Class TC, 5.000%,                            1,427,876
                   3/25/23
        1,430,550  Series 2004-21, Class NA, 5.500%,                            1,438,474
                   4/25/34
          964,089  Series 2004-28, Class PB, 6.000%,                              999,470
                   8/25/28
        2,000,000  Series 2004-45, Class NC, 5.500%,                            2,058,729
                   11/25/28
        2,126,562  Series 2004-45, Class VD, 4.500%,                            2,099,422
                   3/25/18, 4.500%, 3/25/18
        1,091,000  Series 2847, Class NC, 4.000%,                               1,092,102
                                                                                ---------
                   1/15/24, 4.000%, 1/15/24
                                                                               33,304,441
Government National Mortgage Association  (2.1%):
            4,594  Pool # 328651, 8.500%, 5/15/07                                   4,875
        1,260,187  REMIC Series 2002-13, Class KC,                              1,274,010
                                                                                ---------
                   6.000%, 7/16/30
                                                                                1,278,885
Total U.S. Government Mortgage Backed Agencies (Cost $48,765,464)              48,879,302
                                                                               ----------

U.S. Government Agencies  (6.3%):
Federal Home Loan Mortgage Corporation  (1.6%):
          500,000  3.650%, 1/23/08                                                504,973
          500,000  4.750%, 10/11/12                                               498,739
                                                                                  -------
                                                                                1,003,712
Federal National Mortgage Association  (4.7%):
        1,000,000  2.875%, 5/19/08                                                977,921
        2,000,000  4.500%, 9/25/18                                              1,931,391
                                                                                ---------
                                                                                2,909,312
Total U.S. Government Agencies (Cost $3,948,446)                                3,913,024
                                                                                ---------

Common Stocks  (11.2%):
Real Estate Investment Trusts  (11.2%):
            2,000  Acadia Realty Trust                                             29,500
            4,000  Alexandria Real Estate Equities,                               262,880
                   Inc.
            4,000  Boston Properties, Inc.                                        221,560
            8,500  Brandywine Realty Trust                                        242,080
            3,500  Camden Property Trust                                          161,700
            1,089  Catellus Development Corp.                                      28,869
            3,500  CBL & Associates Properties, Inc.                              213,325
            5,000  CenterPoint Properties Corp.                                   217,900
            5,000  Developers Diversified Realty                                  195,750
                   Corp.
            6,000  Duke Realty Corp.                                              199,200
            4,000  Equity Office Properties Trust                                 109,000
            6,000  Equity Residential Properties Trust                            186,000
            3,500  Essex Property Trust, Inc.                                     251,475
            2,500  General Growth Properties                                       77,500
            1,000  Getty Realty Corp.                                              26,220
            6,000  Health Care Property Investors,                                156,000
                   Inc.
            6,000  Healthcare Realty Trust, Inc.                                  234,240
            5,000  Heritage Property Investment                                   145,850
            4,500  Home Properties, Inc.                                          178,020
            5,500  Hospitality Properties Trust                                   233,695
            4,500  Kimco Realty Corp.                                             230,850
            2,500  Kramont Realty Trust                                            46,500
            4,500  Mack-Cali Realty Corp.                                         199,350
            4,500  Mills Corp.                                                    233,415
            3,000  Parkway Properties, Inc.                                       139,350
            5,000  Pennsylvania Real Estate                                       193,300
                   Investment Trust
            6,000  Prologis Trust                                                 211,440
            5,000  Public Storage, Inc.                                           247,750
            2,500  Regency Centers Corp.                                          116,225
            3,500  Rouse Co.                                                      234,080
            3,000  Shurgard Storage Centers, Inc.,                                116,400
                   Class A
            4,000  Simon Property Group, Inc.                                     214,520
            4,500  SL Green Realty Corp.                                          233,145
            2,500  The Macerich Co.                                               133,225
            7,000  United Dominion Realty Trust, Inc.                             138,810
            7,000  Ventas, Inc.                                                   181,440
            4,500  Vornado Realty Trust                                           282,060
            6,000  Washington Real Estate Investment                              181,800
                   Trust
            6,000  Weingarten Realty Investors                                    198,060
                                                                                  -------
Total Common Stocks (Cost $4,575,527)                                           6,902,484
                                                                                ---------

Cash Equivalent  (2.8%):
        1,756,026  Huntington Money Market Fund,                                1,756,026
                                                                                ---------
                   Interfund Class *
Total Cash Equivalent (Cost $1,756,026)                                         1,756,026
                                                                                ---------



Total Investments (Cost $59,045,463) (a)   -   99.7%                           61,450,836
Other assets in excess of liabilities   -   0.3%                                  213,090
                                                                                  -------

NET ASSETS   -   100.0%                                                $       61,663,926
                                                                               ==========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $2,656,076
      Unrealized depreciation                          (250,703)
                                             --------------------

      Net unrealized appreciation                     $2,405,373
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.
















Huntington Ohio Tax-Free Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)

      Principal    Security
  Amount or Shares Description                                                    Value
Municipal Bonds  (98.4%):
Ohio  (98.0%):
         $100,000  Akron, OH, G.O., 6.500%, 11/1/14                    $          122,011
          500,000  Akron, OH, G.O., Series 2, 5.300%,                             540,785
                   12/1/11
          375,000  Avon Lake, OH, Water System                                    418,598
                   Revenue, Series A, (AMBAC Ins),
                   5.500%, 10/1/15
          500,000  Bay Village, OH, City School                                   549,465
                   District, G.O., 5.250%, 12/1/16
          500,000  Butler County, OH, G.O., (AMBAC                                536,150
                   Ins), 5.000%, 12/1/12
          100,000  Butler County, OH, Public                                      107,800
                   Improvements, G.O., (AMBAC Ins),
                   5.450%, 12/1/16
          200,000  Butler County, OH, Transportation                              213,788
                   Improvement, Series A, 5.125%,
                   4/1/17
          420,000  Canton, OH, School District, G.O.,                             465,091
                   (MBIA Ins), 5.350%, 12/1/15
          500,000  Chagrin Falls, OH, Exempt Village                              538,905
                   School District, Series 2, 5.100%,
                   12/1/10
          260,000  Chagrin Falls, OH, Exempt Village                              279,042
                   School District, Series 2, G.O.,
                   5.000%, 12/1/09
           75,000  Cincinnati, OH, City School District,                           82,168
                   G.O., (MBIA Ins), 5.000%, 12/1/08
          150,000  Cincinnati, OH, Public                                         163,209
                   Improvements, G.O., 5.000%,
                   12/1/12
          525,000  Cincinnati, OH, Public                                         563,976
                   Improvements, G.O., 5.000%,
                   12/1/15
          150,000  Cincinnati, OH, Water System                                   169,476
                   Revenue, 5.500%, 12/1/12
          205,000  Clermont County, OH, Refunding                                 224,951
                   Revenue, Mercy Health System,
                   Series B, (AMBAC Ins), 5.625%,
                   9/1/16
          240,000  Cleveland, OH, Parking Facilities                              259,409
                   Refunding Revenue, (MBIA Ins),
                   5.375%, 9/15/12
          180,000  Cleveland, OH, Public Power                                    194,854
                   System Refunding Revenue, Series
                   1, (MBIA Ins), 5.250%, 11/15/16
          200,000  Cleveland, OH, Refunding Public                                220,554
                   Improvements, G.O., (MBIA Ins),
                   5.500%, 8/1/09
          340,000  Cleveland, OH, Waterworks                                      361,366
                   Refunding Revenue, (FSA Ins),
                   5.000%, 1/1/07
          200,000  Cleveland, OH, Waterworks                                      218,978
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.250%, 1/1/11
        1,600,000  Cleveland, OH, Waterworks                                    1,753,935
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.250%, 1/1/12
          990,000  Cleveland, OH, Waterworks                                    1,077,149
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.250%, 1/1/13
        1,250,000  Cleveland, OH, Waterworks                                    1,332,312
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.000%, 1/1/16
          115,000  Cleveland, OH, Waterworks                                      121,080
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.000%, 1/1/17
          100,000  Columbus State Community                                       110,388
                   College, University & College
                   Improvements Revenue, (AMBAC
                   Ins), 5.500%, 12/1/10
          160,000  Columbus, OH, G.O., Series 1,                                  180,723
                   5.500%, 11/15/09
          350,000  Columbus, OH, G.O., Series 2,                                  391,370
                   5.750%, 6/15/09
          600,000  Columbus, OH, Police/Fireman                                   644,994
                   Disability, G.O., 5.000%, 7/15/13
        2,000,000  Columbus, OH, Public Improvement,                            2,175,879
                    G.O., Series 2, 5.000%, 6/15/12
          560,000  Columbus, OH, Public                                           596,182
                   Improvements, Series 1, G.O.,
                   5.000%, 6/15/12
           75,000  Columbus, OH, Sewer Refunding                                   80,607
                   Revenue, 5.000%, 6/1/07
           53,600  Columbus, OH, Special                                           55,584
                   Assessment, 5.700%, 7/15/06
           50,000  Columbus, OH, University & College                              55,885
                    Improvements Revenue, (AMBAC
                   Ins), 6.000%, 12/1/08
          175,000  Columbus, OH, Water System                                     189,530
                   Refunding Revenue, 5.000%,
                   11/1/07
          370,000  Cuyahoga County, OH, Correctional                              393,058
                    Facilities Improvements, G.O.,
                   5.000%, 12/1/17
          500,000  Cuyahoga County, OH, G.O.,                                     527,610
                   5.200%, 11/15/09
          100,000  Cuyahoga County, OH, Hospital                                  105,788
                   Refunding Revenue, Series B, (MBIA
                   Ins), 5.500%, 1/15/16
          500,000  Cuyahoga County, OH, Hospital                                  546,005
                   Revenue, Walker Center, Series I,
                   G.O., 5.250%, 1/1/13
          500,000  Dayton, OH, G.O., (MBIA Ins),                                  540,935
                   5.000%, 12/1/12
          250,000  Dover, OH, Municipal Electric                                  262,500
                   System, (FGIC Ins), 5.500%,
                   12/1/07
          205,000  Dublin, OH, Various Purposes,                                  239,825
                   Series A, 6.000%, 12/1/15
          500,000  Euclid, OH, G.O., 5.300%, 12/1/07                              528,455
          500,000  Euclid, OH, G.O., 5.450%, 12/1/08                              529,305
          500,000  Euclid, OH, G.O., 5.000%, 12/1/12                              539,715
          205,000  Fairlawn, OH, G.O., 5.750%,                                    208,358
                   12/1/13
          500,000  Findlay, OH, G.O., 5.500%, 7/1/08                              537,965
          305,000  Franklin County, OH, G.O., 6.000%,                             312,652
                    9/1/06
          500,000  Franklin County, OH, Hospital                                  537,860
                   Facility Authority Refunding
                   Revenue, 5.800%, 11/1/10
          125,000  Franklin County, OH, Public                                    134,881
                   Improvements, G.O., 5.500%,
                   12/1/14
          300,000  Greene County, OH, Water                                       338,676
                   Systems Revenue, Series A, (FGIC
                   Ins), 5.750%, 12/1/09
          250,000  Hamilton County, OH,  Sewer                                    266,045
                   Improvement Revenue, 5.000%,
                   12/1/14
          100,000  Hamilton County, OH, County                                    107,179
                   Building Renovation, G.O., 6.250%,
                   12/1/14
          125,000  Hamilton County, OH, G.O.,                                     138,861
                   5.500%, 12/1/08
          500,000  Hamilton County, OH, G.O.,                                     508,040
                   5.100%, 12/1/11
        1,795,000  Hamilton County, OH, G.O.,                                   1,958,129
                   5.250%, 12/1/15
          150,000  Hamilton County, OH, Sales Tax                                 171,113
                   Revenue, Series B, (AMBAC Ins),
                   5.750%, 12/1/12
          250,000  Hancock County, OH, Public                                     272,278
                   Improvements, G.O., 5.450%,
                   12/1/17
          315,000  Hancock County, OH, Refunding &                                329,676
                   Improvement Revenue, G.O.,
                   5.200%, 12/1/08
          170,000  Hilliard, OH, G.O., 5.350%, 12/1/06                            178,271
          180,000  Hilliard, OH, G.O., 5.500%, 12/1/07                            189,000
          250,000  Hudson City, OH, G.O., 5.000%,                                 270,623
                   12/1/14
          500,000  Kent State University, OH,                                     541,205
                   Revenue, (MBIA Ins), 5.300%,
                   5/1/10
          100,000  Lakewood, OH, Sewer Systems                                    105,975
                   Refunding, G.O., Series B, 5.550%,
                   12/1/08
          200,000  Lakota, OH,  Local School District,                            233,934
                   G.O., (AMBAC Ins), 7.000%, 12/1/08
          150,000  London, OH, City School District,                              169,664
                   G.O., 5.500%, 12/1/14
          500,000  Lorain County, OH, Revenue,                                    558,640
                   Catholic Healthcare Partners, Series
                   B, (MBIA Ins), 6.000%, 9/1/08
          100,000  Lorain, OH, Water Authority                                    110,711
                   Revenue, (AMBAC Ins), 5.100%,
                   10/1/09
          500,000  Lucas County, OH, G.O., 5.400%,                                529,320
                   12/1/15
           50,000  Lucas County, OH, G.O., (AMBAC                                  54,344
                   Ins), 5.375%, 12/1/11
          205,000  Lucas County, OH, Juvenile                                     222,458
                   Justice, G.O., (FGIC Ins), 5.750%,
                   11/15/11
          500,000  Mahoning County, OH, Sewer                                     548,925
                   Systems, Refunding Revenue,
                   (AMBAC Ins), 5.200%, 12/1/14
          100,000  Mansfield, OH, City School District,                           109,611
                   G.O., (MBIA Ins), 5.350%, 12/1/14
          500,000  Mason, OH, City School District,                               551,105
                   G.O., 5.150%, 12/1/12
          175,000  Medina, OH, City School District,                              189,872
                   G.O., (FGIC Ins), 4.850%, 12/1/10
          300,000  Mentor, OH, Public Improvements,                               324,807
                   G.O., 5.250%, 12/1/10
          250,000  Miami County, OH, G.O., 4.875%,                                268,083
                   12/1/10
          200,000  Middleburg Heights, OH, Hospital                               222,330
                   Refunding Revenue, Southwest
                   General Health Center, 5.625%,
                   8/15/15
          500,000  Montgomery County, OH, G.O.,                                   542,915
                   5.400%, 12/1/11
          250,000  Montgomery County, OH, Public                                  267,588
                   Improvements, G.O., 5.300%,
                   12/1/06
          100,000  Montgomery County, OH, Public                                  113,306
                   Improvements, G.O., 5.500%,
                   12/1/11
           50,000  Montgomery County, OH, Public                                   56,141
                   Improvements, G.O., 5.500%,
                   12/1/13
          100,000  Montgomery County, OH, Solid                                   105,717
                   Waste Revenue, (MBIA Ins), 5.500%,
                   11/1/10
          100,000  Muskingum County, OH, Hospital                                 107,655
                   Facilities Refunding Revenue,
                   Bethesda Hospital Association,
                   (Connie Lee Ins), 5.400%, 12/1/16
          250,000  Muskingum County, OH, Refunding                                271,530
                   & Improvement Revenue, Bethesda
                   Care System, (Connie Lee Ins),
                   5.350%, 12/1/07
          100,000  North Olmsted, OH, Public                                      111,716
                   Improvements Refunding, G.O.,
                   (FGIC Ins), 5.250%, 12/1/11
          100,000  North Olmsted, OH, Public                                      111,976
                   Improvements Refunding, G.O.,
                   (FGIC Ins), 5.500%, 12/1/12
          100,000  North Olmsted, OH, Public                                      106,076
                   Improvements, G.O., (AMBAC Ins),
                   5.000%, 12/1/16
          400,000  Northeast, OH, Regional Sewer                                  419,484
                   District Revenue, 5.500%, 11/15/12
          235,000  Norwalk, OH, Refunding, G.O.,                                  251,885
                   5.550%, 4/1/09
          250,000  Norwalk, OH, Refunding, G.O.,                                  268,145
                   5.600%, 4/1/10
          300,000  Norwalk, OH, Refunding, G.O.,                                  321,840
                   5.900%, 4/1/15
        1,020,000  Ohio State Building Authority                                1,130,047
                   Facilities Revenue, Administration
                   Building, Series A, 5.375%, 10/1/14
        1,500,000  Ohio State Building Authority                                1,678,199
                   Facilities Revenue, Administration
                   Building, Series A, 5.250%, 10/1/11
          420,000  Ohio State Building Authority                                  471,278
                   Facilities Revenue, Administration
                   Building, Series A, 5.375%, 10/1/12
           75,000  Ohio State Building Authority Sports                            82,500
                   Facilities Revenue, 5.250%, 10/1/13
           70,000  Ohio State Building Authority Sports                            77,096
                   Facilities Revenue, (FSA Ins),
                   5.200%, 10/1/09
          300,000  Ohio State Building Authority Sports                           330,354
                   Facilities Revenue, (FSA Ins),
                   5.375%, 10/1/11
           50,000  Ohio State Building Authority State                             53,088
                   Facilities Revenue, Administration
                   Building, Series A, 4.875%, 10/1/09
          300,000  Ohio State Building Authority State                            335,292
                   Facilities Revenue, Administration
                   Building, Series A, 5.375%, 10/1/13
          400,000  Ohio State Building Authority State                            450,056
                   Facilities Revenue, Adult Correctional,
                    Series A, 5.500%, 10/1/09
          135,000  Ohio State Building Authority State                            150,394
                   Facilities Revenue, Adult Correctional,
                    Series A, 5.500%, 10/1/15
          100,000  Ohio State Building Authority State                            109,208
                   Facilities Revenue, Highway Safety
                   Building, Series A, 5.375%, 10/1/11
          300,000  Ohio State Building Authority State                            331,467
                   Facilities Revenue, Juvenile
                   Correctional, 5.250%, 10/1/10
          500,000  Ohio State Building Authority State                            560,215
                   Facilities Revenue, Series A, (FSA
                   Ins), 5.500%, 10/1/12
          200,000  Ohio State Building Authority State                            223,888
                   Facilities, Adult Correctional, Series A,
                    5.500%, 10/1/13
          200,000  Ohio State Higher Education Capital                            227,740
                   Facilities, G.O., Series B, 5.625%,
                   5/1/15
          190,000  Ohio State Higher Education Capital                            214,516
                   Facilities, G.O., Series II-A, 5.500%,
                   12/1/09
        1,000,000  Ohio State Higher Education                                  1,074,849
                   Facilities Revenue, Case Western
                   Reserve University, 5.000%,
                   10/1/11
          335,000  Ohio State Higher Education, Series                            367,961
                   A, 5.000%, 5/1/09
          300,000  Ohio State Higher Educational                                  327,900
                   Facilities Revenue, Xavier University,
                    (MBIA Ins), 5.350%, 5/15/12
          400,000  Ohio State Infrastructure                                      435,976
                   Improvement Refunding, G.O., Series
                    R, 5.250%, 8/1/12
           50,000  Ohio State Mental Health Capital                                54,486
                   Facilities Revenue, Series II-A,
                   5.000%, 6/1/08
          810,000  Ohio State Natural Resources                                   874,013
                   Capital Facilities, G.O., 4.800%,
                   4/1/10
        2,040,000  Ohio State Public Facilities                                 2,215,113
                   Commission Refunding Revenue,
                   Series II-A, (MBIA Ins), 5.000%,
                   12/1/11
          175,000  Ohio State Public Facilities                                   192,477
                   Commission Revenue, Higher
                   Education Capital Facilities, Series
                   II-A, 5.000%, 11/1/12
          100,000  Ohio State Turnpike Commission                                 109,841
                   Revenue, Series B, (FGIC Ins),
                   5.250%, 2/15/12
          500,000  Ohio State University General                                  551,685
                   Receipts Revenue, Series A, 5.100%,
                    12/1/10
          100,000  Ohio State University General                                  110,355
                   Receipts Revenue, Series A, 5.125%,
                    12/1/11
          900,000  Ohio State Water Development                                   957,762
                   Authority Pollution Control Facilities
                   Revenue, (MBIA Ins), 5.000%,
                   12/1/14
        1,000,000  Ohio State Water Development                                 1,063,560
                   Authority Pollution Control Facilities
                   Revenue, (MBIA Ins), 5.000%,
                   6/1/15
          170,000  Ohio State Water Development                                   171,260
                   Authority Revenue, (AMBAC Ins),
                   6.000%, 12/1/08
          200,000  Ohio State Water Development                                   219,152
                   Authority Revenue, (FSA Ins),
                   5.250%, 12/1/11
          100,000  Ohio State Water Development                                   109,196
                   Authority Revenue, (MBIA Ins),
                   5.000%, 12/1/09
          150,000  Ohio State Water Development                                   165,191
                   Authority Revenue, Fresh Water
                   Series, (FSA Ins), 5.250%, 12/1/10
          745,000  Ohio State Water Development                                   796,189
                   Authority Revenue, Public
                   Improvements, (FSA Ins), 5.000%,
                   6/1/14
          115,000  Ohio State Water Development                                   126,391
                   Authority, Pollution Control Facilities
                   Revenue, Water Quality Series,
                   (MBIA Ins), 5.500%, 6/1/12
          975,000  Ohio State Water Development                                 1,039,554
                   Authority, Sewer System
                   Improvements Revenue, (FSA Ins),
                   5.000%, 6/1/15
          250,000  Plain, OH, Local School District,                              286,230
                   G.O., (FGIC Ins), 5.700%, 12/1/14
           55,000  Portage County, OH, Hospital                                    58,196
                   Revenue, 5.800%, 11/15/15
          500,000  Solon, OH, G.O., 5.250%, 12/1/07                               524,170
          500,000  Springboro, OH, G.O., 5.250%,                                  536,910
                   12/1/16
          250,000  Stow, OH, Public Improvements,                                 265,715
                   G.O., (MBIA Ins), 6.150%, 12/1/15
           55,000  Strongsville, OH, G.O., 6.700%,                                 61,192
                   12/1/11
          250,000  Summit County, OH, Public                                      270,678
                   Improvements, Series A, (FGIC Ins),
                   5.000%, 12/1/12
          235,000  Swanton, OH, Local School District,                            254,707
                    School Improvement, G.O.,  (FGIC
                   Ins), 4.900%, 12/1/15
          500,000  Teays Valley, OH, Local School                                 543,525
                   District, School Facilities Construction
                    & Improvement, G.O., (FGIC Ins),
                   5.150%, 12/1/14
          315,000  Toledo, OH, Sewer System                                       351,606
                   Revenue, 5.250%, 11/15/13
          500,000  Troy, OH, Capital Facilities, G.O.,                            569,405
                   6.250%, 12/1/11
          350,000  Trumbull County, OH, Public                                    392,634
                   Improvements Refunding, G.O.,
                   (MBIA Ins), 5.125%, 12/1/13
          100,000  University of Akron, OH, General                               107,775
                   Receipts Revenue, (AMBAC Ins),
                   5.125%, 1/1/11
          100,000  University of Cincinnati, OH, General                          106,794
                    Receipts Revenue, Series W,
                   5.650%, 6/1/11
          500,000  University of Cincinnati, OH,                                  559,075
                   Certificate Participation, University
                   Center Project, (MBIA Ins), 5.100%,
                   6/1/11
          250,000  University of Cincinnati, OH,                                  257,793
                   General Receipts Revenue, Series V,
                   5.250%, 6/1/08
          265,000  University of Cincinnati, OH,                                  273,432
                   General Receipts Revenue, Series V,
                   5.350%, 6/1/09
          300,000  University of Cincinnati, OH,                                  313,884
                   General Receipts Revenue, Series Z,
                   5.000%, 6/1/17
          175,000  Warren County, OH, Sewer                                       183,150
                   Improvement, P&G Co./Lower Miami,
                   G.O., 5.250%, 12/1/08
          185,000  Warren County, OH, Sewer                                       193,826
                   Improvement, P&G Co./Lower Miami,
                   G.O., 5.350%, 12/1/09
          400,000  Warren County, OH, Water                                       418,628
                   Improvement, The P&G Project, G.O.,
                    5.250%, 12/1/07
          500,000  Wauseon Village, OH, School                                    543,550
                   District, G.O., 5.450%, 12/1/14
          100,000  West Holmes, OH, Local School                                  107,145
                   District, G.O., (MBIA Ins), 5.100%,
                   12/1/11
          500,000  Westlake, OH, City School District,                            555,985
                   G.O., Series A, 5.500%, 12/1/10
          500,000  Westlake, OH, Refunding &                                      554,540
                   Improvement, G.O., 5.350%,
                   12/1/10
          165,000  Whitehall, OH, Public                                          177,720
                   Improvements, G.O., (AMBAC Ins),
                   4.950%, 12/1/10
          100,000  Worthington, OH, City School                                   109,833
                   District Refunding, G.O., (FGIC Ins),
                   5.000%, 12/1/09
          100,000  Youngstown, OH, G.O., (MBIA Ins),                              102,685
                                                                                  -------
                   6.125%, 12/1/14
Total Municipal Bonds (Cost $57,324,276)                                       59,534,987
                                                                               ----------

Cash Equivalent  (0.3%):
          202,871  Fidelity Institutional Tax-Exempt                              202,871
                                                                                  -------
                   Fund
Total Cash Equivalent (Cost $202,871)                                             202,871
                                                                                  -------



Total Investments (Cost $57,527,147) (a)   -   98.7%                           59,737,858
Other assets in excess of liabilities   -   1.3%                                  796,857
                                                                                  -------

NET ASSETS   -   100.0%                                                $       60,534,715
                                                                               ==========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $2,319,844
      Unrealized depreciation                          (109,133)
                                             --------------------

      Net unrealized appreciation                     $2,210,711
      (depreciation) ..........
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.




















Huntington Short/Intermediate Fixed Income Securities Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)

      Principal    Security
  Amount or Shares Description                                                    Value
Corporate Bonds  (68.7%):
Agricultural Services  (1.3%):
       $2,000,000  Monsanto Co., 4.000%, 5/15/08                       $        2,015,810
                                                                                ---------
Audio/Video Products  (1.0%):
        1,495,000  Harman International Industries,                             1,611,311
                                                                                ---------
                   Inc., 7.125%, 2/15/07
Banks  (2.0%):
        3,000,000  Key Corp., 4.700%, 5/21/09                                   3,084,528
                                                                                ---------
Bottled & Canned Soft Drinks  (2.0%):
        3,000,000  PepsiAmericas, Inc., 3.875%,                                 3,035,064
                                                                                ---------
                   9/12/07
Building & Construction Products  (1.4%):
        2,000,000  Masco Corp., 6.750%, 3/15/06                                 2,108,120
                                                                                ---------
Chemicals  (2.0%):
        3,000,000  Chevron Phillips Chemical Co.,                               3,140,553
                                                                                ---------
                   5.375%, 6/15/07
Computers  (1.3%):
        2,000,000  Hewlett Packard Co., 7.150%,                                 2,065,590
                                                                                ---------
                   6/15/05
Consumer Products  (5.1%):
        2,000,000  Costco Wholesale Corp., 5.500%,                              2,106,042
                   3/15/07
        3,000,000  Earthgrains Co., 6.500%, 4/15/09                             3,325,782
        1,500,000  Fortune Brands, Inc., 2.875%,                                1,494,513
                   12/1/06
        1,000,000  Safeway, Inc., 4.800%, 7/16/07                               1,027,948
                                                                                ---------
                                                                                7,954,285
Credit Reporting Services  (1.3%):
        2,000,000  Dun & Bradstreet Corp., 6.625%,                              2,081,538
                                                                                ---------
                   3/15/06
Electrical Services  (4.9%):
        2,000,000  Alabama Power Co., 3.125%,                                   1,967,070
                   5/1/08
        1,000,000  Baltimore Gas & Electric, 5.250%,                            1,040,020
                   12/15/06
        1,000,000  Commonwealth Edison, 6.400%,                                 1,036,874
                   10/15/05
        3,000,000  Virginia Electric & Power, 5.750%,                           3,121,068
                   3/31/06
          455,000  Wisconsin Energy, 5.875%, 4/1/06                               476,337
                                                                                  -------
                                                                                7,641,369
Financial Services  (15.1%):
        3,000,000  AIG International Lease Finance                              3,097,962
                   Corp., 4.500%, 5/1/08
        2,000,000  Bear Stearns Co., 3.000%, 3/30/06                            2,005,236
        2,000,000  Citi Group, Inc., 4.125%, 2/21/06                            2,035,052
        3,000,000  Countrywide Home Loan, 3.250%,                               2,950,257
                   5/21/08
        1,000,000  Ford Motor Credit Co., 6.500%,                               1,059,181
                   1/25/07
        1,000,000  General Motors Acceptance Corp.,                             1,043,091
                   6.750%, 1/15/06
        2,000,000  General Motors Acceptance Corp.,                             2,107,112
                   6.125%, 8/28/07
        3,000,000  Household Finance Corp., 4.625%,                             3,096,630
                   1/15/08
        2,000,000  MBIA Global Funding LLC, 2.875%,                             1,987,250
                   11/30/06 (c)
        2,000,000  Morgan Stanley, 3.875%, 1/15/09                              2,000,220
        2,000,000  Textron Financial Corp., 2.670%,                             2,006,046
                                                                                ---------
                   2/11/05 ***
                                                                               23,388,037
Insurance  (2.1%):
        2,100,000  Metlife, Inc., 5.250%, 12/1/06                               2,193,603
        1,000,000  Prudential Financial, 6.375%, 7/23/06                        1,062,800
                                                                                ---------
                    (c)
                                                                                3,256,403
Miscellaneous Business Services  (3.4%):
        2,000,000  Computer Science Corp., 6.750%,                              2,123,838
                   6/15/06
        3,000,000  Rockwell International Corp.,                                3,239,103
                                                                                ---------
                   6.150%, 1/15/08
                                                                                5,362,941
Motion Picture & Video Production  (0.7%):
        1,000,000  Viacom, Inc., 5.625%, 5/1/07                                 1,057,785
                                                                                ---------
Oil & Gas Exploration Services  (1.3%):
        2,000,000  Burlington Resources, Inc., 5.600%,                          2,097,818
                                                                                ---------
                   12/1/06
Petroleum Refining  (2.6%):
        2,000,000  Anadarko Petroleum Corp., 3.250%,                            1,976,740
                   5/1/08
        2,000,000  Marathon Oil, 5.375%, 6/1/07                                 2,097,838
                                                                                ---------
                                                                                4,074,578
Printing & Publishing  (1.3%):
        1,000,000  Knight-Ridder, Inc., 6.300%,                                 1,040,269
                   12/15/05
        1,000,000  Reed Elsevier Capital, Inc., 7.000%,                         1,027,625
                                                                                ---------
                    5/15/05
                                                                                2,067,894
Pulp Mills  (0.6%):
          900,000  Weyerhaeuser Co., 5.500%,                                      911,820
                                                                                  -------
                   3/15/05
Radio Broadcasting  (2.0%):
        3,000,000  Clear Channel Communications,                                3,055,050
                                                                                ---------
                   Inc., 4.625%, 1/15/08
Railroad Transportation  (2.0%):
        3,000,000  Union Pacific Corp., 5.750%,                                 3,186,162
                                                                                ---------
                   10/15/07
Real Estate Investment Trusts  (3.9%):
        2,000,000  AMB Property L.P., 7.200%,                                   2,103,200
                   12/15/05
        2,000,000  Archstone-Smith Trust, 3.000%,                               1,940,192
                   6/15/08
        2,000,000  HRPT Properties, 6.700%, 2/23/05                             2,031,110
                                                                                ---------
                                                                                6,074,502
Residential Building Construction  (2.0%):
        3,000,000  Centex Corp., 4.750%, 1/15/08                                3,081,252
                                                                                ---------
Retail  (4.1%):
        3,000,000  CVS Corp., 3.875%, 11/1/07                                   3,038,334
        3,000,000  Tandy Corp., 6.950%, 9/1/07                                  3,279,957
                                                                                ---------
                                                                                6,318,291
Surgical & Medical Instruments  (0.7%):
        1,000,000  Baxter International, Inc., 7.125%,                          1,077,291
                                                                                ---------
                   2/1/07
Telephone Communication  (3.4%):
        1,000,000  Bell Atlantic Financial, 7.600%,                             1,098,987
                   3/15/07
        3,000,000  Cingular Wireless LLC, 5.625%,                               3,139,059
                   12/15/06
        1,000,000  GTE North, Inc., 5.650%, 11/15/08                            1,060,765
                                                                                ---------
                                                                                5,298,811
Tools & Accessories  (0.6%):
        1,000,000  Stanley Works, 3.500%, 11/1/07                               1,003,963
                                                                                ---------
Wholesale Distribution  (0.6%):
        1,000,000  Cardinal Health, Inc., 4.450%,                               1,007,026
                                                                                ---------
                   6/30/05
Total Corporate Bonds (Cost $106,978,054)                                     107,057,792
                                                                              -----------

U.S. Government Agencies  (30.1%):
Federal Farm Credit Bank  (1.3%):
        2,000,000  1.350%, 3/18/05                                              1,992,892
                                                                                ---------
Federal Home Loan Bank  (8.8%):
        2,500,000  0.000%, 10/13/04                                             2,498,550
          500,000  1.450%, 7/22/05                                                496,611
        5,500,000  6.875%, 8/15/05                                              5,720,517
        1,000,000  2.500%, 7/9/07                                                 983,120
        1,000,000  2.830%, 6/26/08                                                979,058
        2,000,000  3.875%, 8/22/08                                              2,008,020
        1,000,000  3.500%, 12/26/08                                               994,873
                                                                                  -------
                                                                               13,680,749
Federal Home Loan Mortgage Corporation  (11.7%):
        5,000,000  5.250%, 1/15/06                                              5,173,115
        3,000,000  2.000%, 6/9/06                                               2,966,004
        2,000,000  3.050%, 1/19/07                                              2,002,032
        2,000,000  2.750%, 1/30/07                                              1,991,464
        1,000,000  4.260%, 7/19/07                                              1,024,502
        3,000,000  3.500%, 4/1/08                                               2,985,771
        2,000,000  3.650%, 5/7/08                                               2,003,074
                                                                                ---------
                                                                               18,145,962
Federal National Mortgage Association  (8.3%):
        2,000,000  2.650%, 2/23/07                                              1,985,152
        2,000,000  3.050%, 4/20/07                                              2,000,822
        2,000,000  3.750%, 5/17/07                                              2,010,274
        2,000,000  3.500%, 10/15/07                                             2,000,802
        2,000,000  3.750%, 9/15/08                                              1,990,072
        2,000,000  3.625%, 3/16/09                                              1,993,292
        1,000,000  3.850%, 4/14/09                                              1,003,582
                                                                                ---------
                                                                               12,983,996
Total U.S. Government Agencies (Cost $46,566,836)                              46,803,599
                                                                               ----------

Cash Equivalent  (0.5%):
          704,348  Huntington Money Market Fund,                                  704,348
                                                                                  -------
                   Interfund Class *
Total Cash Equivalent (Cost $704,348)                                             704,348
                                                                                  -------



Total Investments (Cost $154,249,238) (a)   -   99.3%                         154,565,739
Other assets in excess of liabilities   -   0.7%                                1,029,986

NET ASSETS   -   100.0%                                                $      155,595,725
                                                                              ===========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $1,159,041
      Unrealized depreciation                          (842,540)
                                             --------------------

      Net unrealized appreciation                       $316,501
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.




Notes to Portfolio of Investments



(b)  Non-income producing security

(c) Rule 144 A, Section 4(2) or other security, which is restricted to institutional investors.

(d)  All or part of the security was on loan as of September 30, 2004.

 *  Affiliated
** Variable Rate Demand Notes-rates disclosed in effect at September 30, 2004 *** Variable Rate Demand Notes-rates disclosed in effect at August 11, 2004

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR - American Depositary Receipt
GO - General Obligation
AMBAC - American Municipal Bond Assurance Corporation
LOC - Letter of Credit
AMEX - American Stock Exchange
MBIA - Municipal Bond Insurance Association
BAN - Bank Anticipation Notes
MSCI - Morgan Stanley Capital International
EAFE - Europe Australasia Far East
PCR - Pollution Control Revenue
FGIC - Financial Guaranty Insurance Corporation
REMIC - Real Estate Mortgage Investment Conduit
FHLMC - Federal Home Loan Mortgage Corporation
S&P - Standard & Poor's
FNMA - Federal National Mortgage Association
SPDR - Standard & Poor's Depository Receipt
FSA - Financial Security Assurance


This report contains the Portfolio of Investments of the funds listed below (individually referred to as a "Fund," or collectively as the "Funds"):


                                 Funds                               Investment Share
                                                                     Classes Offered


    Huntington Florida Tax-Free Money Fund ("Florida Tax-Free        Trust & A
    Money")
    Huntington Money Market Fund ("Money Market")                    Trust, A, B & Interfund
    Huntington Ohio Municipal Money Market Fund ("Ohio Municipal     Trust & A Money Market")
    Huntington U.S. Treasury Money Market Fund ("U.S. Treasury       Trust & A Money Market")
    Huntington Dividend Capture Fund ("Dividend Capture")            Trust, A & B
    Huntington Growth Fund ("Growth")                                Trust, A & B
    Huntington Income Equity Fund ("Income Equity")                  Trust, A & B
    Huntington International Equity Fund ("International Equity")    Trust, A & B
    Huntington Macro 100 Fund ("Macro 100")                          Trust, A & B
    Huntington Mid Corp America Fund ("Mid Corp America")            Trust, A & B
    Huntington New Economy Fund ("New Economy")                      Trust, A & B
    Huntington Rotating Markets Fund ("Rotating Markets")            Trust & A
    Huntington Situs Small Cap Fund ("Situs Small Cap")              Trust, A & B
    Huntington Fixed Income Securities Fund ("Fixed Income")         Trust, A & B
    Huntington Intermediate Government Income Fund ("Intermediate    Trust, A & B
    Government Income")
    Huntington Michigan Tax-Free Fund ("Michigan Tax-Free")          Trust, A & B
    Huntington Mortgage Securities Fund ("Mortgage Securities")      Trust, A & B
    Huntington Ohio Tax-Free Fund ("Ohio Tax-Free")                  Trust, A & B
    Huntington Short/Intermediate Fixed Income Securities Fund       Trust & A
    ("Short/Intermediate Fixed Income")


Each class of shares has exclusive voting rights with respect to matters that affect just that class.


A.    Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. The Huntington Funds (the "Trust") calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. Specifically, investments in securities traded on a national securities exchange or reported on the NASDAQ National Market System (other than U.S. government obligations held by Mortgage Securities, which are valued at the mean between the over-the-counter bid and asked prices furnished by an independent pricing service) are valued at the last reported sales price on the principal exchange as furnished by an independent pricing service on the day of valuation. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, investment securities are valued at a bid price furnished by the independent pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Options contracts are valued at the last quoted bid price as reported on the primary exchange or board of trade on which such options are traded. Investments in other open-end investment companies are valued at NAV.

Investments of the money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Board of Trustees (the "Trustees") determines in good faith the fair value (the "good faith fair valuation") of portfolio securities held by a Fund. Sometimes a significant event occurring in the period between the close of a particular portfolio security's market and the time at which a Fund calculates its NAV affects the security's value such that its market value cannot be considered "readily available." The Pricing Committee uses reasonable means to identify such potentially significant events, evaluates such events' effect on the value of portfolio securities as compared to the market prices received from pricing sources that may not reflect such events, and makes good faith fair valuations of portfolio securities when significant events affect security valuation.

When a good faith fair value determination of a security is required, consideration is generally given to a checklist of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair value determination of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

B.    Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' investment adviser, Huntington Assets Advisors, Inc. ("Advisor") to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.    Foreign Exchange Contracts

International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At September 30, 2004, International Equity, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.

E.    Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.    Written Options Contracts

Certain of the Funds may write options contracts. A written option obligates the Funds to deliver a call, or to receive a put, at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received.




The following is a summary of the Dividend Capture's written option activity for the quarter ended September 30, 2004:

Contracts                           Number of Contracts   Premium
-----------------------------------------------------------------
Outstanding at 06/30/2004            -                     $  -
Options written                     150                    45,011
Options expired                      -                     -
Options closed                      (100)                 (38,511)
Options exercised                   -                     -
Outstanding at 09/30/2004            50                   $ 6,500


At September 30, 2004, Dividend Capture had the following outstanding option:


WRITTEN OPTION CONTRACT


                                                                                      Unrealized
                                             Exercise   Number                        Appreciation
Contract             Type  Expiration Date   Price      of Contracts    Fair Value    (Depreciation)
Ryder System, Inc.   Call  January 2005      47.5       50              10,500        (4,000)






The following is a summary of the Income Equity's written option activity for the quarter ended September 30, 2004:

Contracts                       Number of Contracts     Premium
-------------------------------------------------------------------------
Outstanding at 06/30/2004       8,766                  $ 515,737
Options written                 3,125                    215,410
Options expired                 (5,121)                  (253,852)
Options closed                  (4,014)                  (272,626)
Options exercised               (581)                    (55,920)
Outstanding at 09/30/2004       2,175                  $ 148,749

At September 30, 2004, Income Equity had the following outstanding options:


WRITTEN OPTION CONTRACTS


                                                                                         Unrealized
                                                Exercise   Number                        Appreciation
Contract                Type  Expiration Date   Price      of Contracts    Fair Value    (Depreciation)
---------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.  Call  October 2004       60        685             13,700           32,567
Kerr-Mcgee Corp.        Call  October 2004       60        1000            5,000            42,741
PPG Industries, Inc.    Call  November 2004      65        490             12,250           42,491
     NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS                            $  117,799
---------------------------------------------------------------------------------------------------------












The following is a summary of the Situs Small Cap's written option activity for the quarter ended September 30, 2004:

Contracts          Number of Contracts    Premium
-------------------------------------------------------
Outstanding at 06/30/2004     160        $   66,445
Options written               100            -
Options expired               (20)          (7,673)
Options closed                -              -
Options exercised             (40)          (9,303)
Outstanding at 09/30/2004     100        $  49,469


At September 30, 2004, Situs Small Cap had the following outstanding option:


WRITTEN OPTION CONTRACT


                                                                                          Unrealized
                                                 Exercise   Number                        Appreciation
Contract                 Type  Expiration Date   Price      of Contracts    Fair Value    (Depreciation)
--------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.   Call  December 2004     32.5        200              68,000       (18,531)






G.  Securities Lending
To generate additional income, the Funds may lend a certain percentage of their total assets (33 1/3% for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap, 5% for Michigan Tax-Free, 20% for the remaining Funds) on a short-term basis pursuant to agreements for certain brokers, dealers or other financial institutions. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 102% of the value of the securities on loan for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap and 100% of the value of securities on loan for the remaining Funds. The cash collateral received by the Funds is pooled and at September 30, 2004 was invested in mutual funds (with interest rates ranging from 1.54% to 1.56%), a foreign certificate of deposit (with an interest rate of 1.51% and a maturity date of November 19, 2004), repurchase agreement (with an interest rate of 1.90% and maturity date of October 1, 2004), U.S. Government agencies (with interest rates ranging from 1.15% to 1.46% and maturity dates ranging from November 2004 to March 2005), and asset backed securities (with interest rates ranging from 1.64% to 2.03% and maturity dates ranging from October 2004 to December 2004). Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral, a portion of which is retained by the Advisor. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Boston Global Advisers ("BGA") serves as sub-custodian for the securities lending program. BGA receives a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank, ("Huntington"), as custodian of each of the Funds except International Equity, receives a monthly fee from BGA to offset certain transaction costs incurred by the custodian. As of September 30, 2004, the following Funds had securities with the following market values on loan:






Fund                  Market Value of
                      Loaned Securities
                                          Market Value of Collateral*
Dividend Capture       $    1,094,330      $       1,149,050
Growth                      2,966,169              3,043,200
Income Equity                 188,327                192,975
Mid Corp America            1,493,440              1,528,050
Situs Small Cap             1,747,830              1,791,950
Fixed Income                7,986,006              8,240,250



* Includes securities and cash collateral









H. Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

I.  Security Transactions and Related Income

Investment transactions are accounted for no later that the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends are recorded on the ex-dividend date.











Item 2. Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Huntington Funds

By   /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date   November 29, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Charles L. Davis, Jr.

Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date   November 29, 2004

By  /s/ Bryan C. Haft

            Bryan C. Haft, Treasurer and Principal Financial Officer

Date   November 29, 2004